UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2015

Franklin Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin Conservative Allocation Fund	4
Franklin Moderate Allocation Fund	13
Franklin Growth Allocation Fund	22
Financial Highlights and Statements of Investments	31
Financial Statements	52
Notes to Financial Statements	57
Report of Independent Registered Public Accounting
Firm	69
Tax Information	70
Board Members and Officers	72
Shareholder Information	76

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Economic and Market Overview

U.S. economic growth slowed in 2015’s first quarter but strengthened in 2015’s second quarter amid healthy consumer spending. The third and fourth quarters were less robust as exports slowed and state and local governments reduced their spending. At its December meeting, the U.S. Federal Reserve (the Fed) increased its target range for the federal funds rate to 0.25%–0.50%, as policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective. Furthermore, the Fed raised its forecast for 2016 U.S. economic growth and lowered its unemployment projection. Despite periods of volatility, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index, generated a modest positive total return for 2015.

The global economy expanded moderately during the 12 months under review. As measured by the MSCI World Index, stocks in global developed markets overall were nearly unchanged for the year amid some positive developments. Weighing on global stocks at times were worries about China’s slowing economy and tumbling stock market, declining commodity prices, geopolitical tensions between Russia and Turkey, and ongoing uncertainty over the Fed’s timing for raising interest rates. Toward period-end, equity markets recovered somewhat after the Fed increased its federal funds target range, alleviating some uncertainty about a change in U.S. monetary policy. During the year, oil prices declined sharply largely due to increased global supply that exceeded demand. Gold and other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

In Europe, U.K. economic growth gained momentum from the services sector, but the economy slowed in 2015 compared with 2014. The eurozone grew moderately and generally benefited during the period from lower oil prices, a weaker euro that supported exports, the European Central Bank’s (ECB’s) accommodative policy and expectations of further ECB stimulus. Although the eurozone’s annual inflation rate declined early in the period, it rose slightly during the rest of the period. The ECB maintained its benchmark interest rates although it reduced its bank deposit rate in December, seeking to boost the region’s slowing growth Japan’s economy continued to grow in 2015’s first quarter. After a decline in the second quarter of 2015, it expanded in the third quarter as capital expenditures improved. The Bank of Japan took several actions during the reporting period, including maintaining its monetary policy, lowering its economic growth and inflation forecasts, and reorganizing its stimulus program to increase exposure to long-term government bonds and exchange-traded funds.

The foregoing information reflects our analysis and opinions as of December 31, 2015. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Conservative Allocation Fund

This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -2.26% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -1.84% total return.2 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.2 The Fund changed its benchmarks at the beginning of 2015 to the MSC ACWI and Barclays Multiverse Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	19.3%
Franklin Low Duration Total Return Fund – Class R6	12.8%
Franklin Growth Fund – Class R6	9.6%
Franklin U.S. Government Securities Fund – Class R6	7.7%
Franklin Rising Dividends Fund – Class R6	5.8%
Franklin Strategic Income Fund – Class R6	5.7%
Franklin DynaTech Fund – Class R6	4.3%
Franklin K2 Alternative Strategies Fund – Class R6	3.5%
Templeton Foreign Fund – Class R6	3.2%
Franklin Mutual European Fund – Class R6	3.2%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative o the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 36.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

At period-end, Franklin Conservative Allocation Fund allocated 51.8% of total net assets to fixed income, 41.1% to equity and 5.4% to alternative strategies. Domestic fixed income exposure was 56.9% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 19.3% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 65.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.6% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund –Class R6 underperformed the Barclays Multiverse Index, while Franklin Low Duration Total Return Fund – Class R6 outperformed.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FTCIX)	$13.40	$14.53	-$	1.13
C (FTCCX)	$13.15	$14.27	-$	1.12
R (FTCRX)	$13.35	$14.48	-$	1.13
R6 (N/A)	$13.39	$14.52	-$	1.13
Advisor (FTCZX)	$13.39	$14.52	-$	1.13

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.2839	$0.0159		$0.5183	$0.8181
C	$0.1797	$0.0159		$0.5183	$0.7139
R	$0.2466	$0.0159		$0.5183	$0.7808
R6	$0.3320	$0.0159		$0.5183	$0.8662
Advisor	$0.3194	$0.0159		$0.5183	$0.8536

See page 10 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.27%
1-Year	-2.26%	-7.90%	$9,210
5-Year	+19.57%	+2.42%	$11,268
10-Year	+58.45%	+4.09%	$14,931
C				2.02%
1-Year	-2.96%	-3.88%	$9,612
5-Year	+15.23%	+2.88%	$11,523
10-Year	+47.19%	+3.94%	$14,719
R				1.52%
1-Year	-2.52%	-2.52%	$9,748
5-Year	+18.06%	+3.38%	$11,806
10-Year	+54.64%	+4.46%	$15,464
R6				0.92%
1-Year	-1.93%	-1.93%	$9,807
Since Inception (5/1/13)	+7.95%	+2.91%	$10,795
Advisor				1.02%
1-Year	-2.02%	-2.02%	$9,798
5-Year	+21.07%	+3.90%	$12,107
10-Year	+62.56%	+4.98%	$16,256

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 10 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

See page 10 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%)
combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$964.00	$3.02	$6.19
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11	$6.36
C
Actual	$1,000	$960.70	$6.72	$9.88
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.92	$10.16
R
Actual	$1,000	$962.40	$4.25	$7.42
Hypothetical (5% return before expenses)	$1,000	$1,020.87	$4.38	$7.63
R6
Actual	$1,000	$965.70	$1.34	$4.51
Hypothetical (5% return before expenses)	$1,000	$1,023.84	$1.38	$4.63
Advisor
Actual	$1,000	$965.30	$1.78	$4.95
Hypothetical (5% return before expenses)	$1,000	$1,023.39	$1.84	$5.09

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.61%; C: 1.36%; R: 0.86%; R6: 0.27%; and Advisor: 0.36%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A:1.25%; C:2.00%; R:1.50%; R6:0.91%; and Advisor:1.00%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Moderate Allocation Fund

This annual report for Franklin Moderate Allocation Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal conditions.

Performance Overview

The Fund’s Class A shares had a -1.89% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -1.84% total return.2 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.2 The Fund changed its benchmarks at the beginning of 2015 to the MSC ACWI and Barclays Multiverse Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	14.6%
Templeton Global Total Return Fund – Class R6	11.3%
Franklin Rising Dividends Fund – Class R6	8.6%
Franklin Low Duration Total Return Fund – Class R6	7.9%
Franklin DynaTech Fund – Class R6	6.1%
Franklin Mutual European Fund – Class R6	4.9%
Templeton Foreign Fund – Class R6	4.9%
Franklin U.S. Government Securities Fund – Class R6	4.5%
Franklin International Small Cap Growth Fund – Class R6	4.5%
Franklin K2 Alternative Strategies Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 43.

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FRANKLIN MODERATE ALLOCATION FUND

At period-end, Franklin Moderate Allocation Fund allocated 61.8% of total net assets to equity, 30.8% to fixed income, and 5.4% to alternative strategies. Domestic equity exposure was 66.2% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 14.6% of total net assets. On the fixed income side, domestic exposure was 57.5% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 11.3% of total net assets.

During the 12 months under review, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, outperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 underperformed the Barclays Multiverse Index, while Franklin U.S. Government Securities Fund –Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FMTIX)	$14.49	$15.71	-$	1.22
C (FTMTX)	$14.12	$15.33	-$	1.21
R (FTMRX)	$14.44	$15.66	-$	1.22
R6 (N/A)	$14.49	$15.72	-$	1.23
Advisor (FMTZX)	$14.50	$15.72	-$	1.22

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.2463	$0.0141		$0.6848	$0.9452
C	$0.1353	$0.0141		$0.6848	$0.8342
R	$0.2031	$0.0141		$0.6848	$0.9020
R6	$0.3016	$0.0141		$0.6848	$1.0005
Advisor	$0.2814	$0.0141		$0.6848	$0.9803

See page 19 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.29%
1-Year	-1.89%	-7.54%	$9,246
5-Year	+25.77%	+3.46%	$11,852
10-Year	+68.83%	+4.76%	$15,914
C				2.04%
1-Year	-2.68%	-3.60%	$9,640
5-Year	+21.09%	+3.90%	$12,109
10-Year	+56.51%	+4.58%	$15,651
R				1.54%
1-Year	-2.18%	-2.18%	$9,782
5-Year	+24.18%	+4.43%	$12,418
10-Year	+64.66%	+5.11%	$16,466
R6				0.91%
1-Year	-1.59%	-1.59%	$9,841
Since Inception (5/1/13)	+12.04%	+4.35%	$11,204
Advisor				1.04%
1-Year	-1.66%	-1.66%	$9,834
5-Year	+27.31%	+4.95%	$12,731
10-Year	+73.13%	+5.64%	$17,313

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 19 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

See page 19 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 10%)
combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN MODERATE ALLOCATION FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$963.20	$3.07	$6.33
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16	$6.51
C
Actual	$1,000	$958.90	$6.76	$10.02
Hypothetical (5% return before expenses)	$1,000	$1,018.30	$6.97	$10.31
R
Actual	$1,000	$961.40	$4.30	$7.56
Hypothetical (5% return before expenses)	$1,000	$1,020.82	$4.43	$7.78
R6
Actual	$1,000	$964.90	$1.34	$4.61
Hypothetical (5% return before expenses)	$1,000	$1,023.84	$1.38	$4.74
Advisor
Actual	$1,000	$964.50	$1.83	$5.10
Hypothetical (5% return before expenses)	$1,000	$1,023.34	$1.89	$5.24

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.62%; C: 1.37%; R: 0.87%; R6: 0.27%; and Advisor: 0.37%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.28%; C: 2.03%; R: 1.53%; R6: 0.93%; and Advisor: 1.03%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Growth Allocation Fund

This annual report for Franklin Growth Allocation Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -1.66% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a -1.84% total return.2 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.2 The Fund changed its benchmarks at the beginning of 2015 to the MSC ACWI and Barclays Multiverse Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 24.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	18.6%
Franklin Rising Dividends Fund – Class R6	11.4%
Franklin DynaTech Fund – Class R6	8.4%
Templeton Foreign Fund – Class R6	6.8%
Franklin Mutual European Fund – Class R6	6.5%
Franklin International Small Cap Growth Fund – Class R6	6.4%
Franklin Utilities Fund – Class R6	4.1%
Franklin Growth Opportunities Fund – Class R6	4.0%
Templeton Global Total Return Fund – Class R6	4.0%
Franklin K2 Alternative Strategies Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 50.

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FRANKLIN GROWTH ALLOCATION FUND

At period-end, Franklin Growth Allocation Fund allocated 82.0% of total net assets to equity, 10.8% to fixed income and 5.4% to alternative strategies. Domestic equity exposure was 65.1% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 18.6% of total net assets. On the fixed income side, domestic exposure was 57.4% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.0% of total net assets.

During the 12 months under review, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, performed better than the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund –Class R6 underperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FGTIX)	$17.01	$18.57	-$	1.56
C (FTGTX)	$16.59	$18.15	-$	1.56
R (FGTRX)	$16.80	$18.34	-$	1.54
R6 (N/A)	$17.06	$18.61	-$	1.55
Advisor (FGTZX)	$17.06	$18.62	-$	1.56

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.2134	$0.0160		$1.0627	$1.2921
C	$0.0849	$0.0160		$1.0627	$1.1636
R	$0.1568	$0.0160		$1.0627	$1.2355
R6	$0.2836	$0.0160		$1.0627	$1.3623
Advisor	$0.2581	$0.0160		$1.0627	$1.3368

See page 28 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.29%	1.34%
1-Year	-1.66%	-7.30%	$9,270
5-Year	+33.66%	+4.73%	$12,598
10-Year	+74.68%	+5.11%	$16,464
C				2.04%	2.09%
1-Year	-2.41%	-3.33%	$9,667
5-Year	+28.70%	+5.18%	$12,870
10-Year	+62.09%	+4.95%	$16,209
R				1.54%	1.59%
1-Year	-1.93%	-1.93%	$9,807
5-Year	+31.95%	+5.70%	$13,195
10-Year	+70.50%	+5.48%	$17,050
R6				0.89%	0.94%
1-Year	-1.27%	-1.27%	$9,873
Since Inception (5/1/13)	+18.48%	+6.56%	$11,848
Advisor				1.04%	1.09%
1-Year	-1.41%	-1.41%	$9,859
5-Year	+35.39%	+6.25%	$13,539
10-Year	+79.27%	+6.01%	$17,927

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 28 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

See page 28 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 5%)
combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN GROWTH ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$959.80	$3.26	$6.62
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36	$6.82
C
Actual	$1,000	$956.00	$6.95	$10.30
Hypothetical (5% return before expenses)	$1,000	$1,018.10	$7.17	$10.61
R
Actual	$1,000	$958.40	$4.49	$7.85
Hypothetical (5% return before expenses)	$1,000	$1,020.62	$4.63	$8.08
R6
Actual	$1,000	$962.20	$1.34	$4.70
Hypothetical (5% return before expenses)	$1,000	$1,023.84	$1.38	$4.84
Advisor
Actual	$1,000	$961.40	$2.03	$5.39
Hypothetical (5% return before expenses)	$1,000	$1,023.14	$2.09	$5.55

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.66%; C: 1.41%; R: 0.91%; R6: 0.27%; and Advisor: 0.41%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.34%; C: 2.09%; R: 1.59%; R6: 0.95%; and Advisor: 1.09%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Conservative Allocation Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.53	$14.65	$14.06	$13.33	$13.74
Income from investment operations[a]:
Net investment income[b,c]	0.28	0.40	0.31	0.27	0.30
Net realized and unrealized gains (losses)	(0.60)	0.09	1.12	0.79	(0.40)
Total from investment operations	(0.32)	0.49	1.43	1.06	(0.10)
Less distributions from:
Net investment income	(0.28)	(0.42)	(0.32)	(0.30)	(0.31)
Net realized gains	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.81)	(0.61)	(0.84)	(0.33)	(0.31)
Net asset value, end of year.	$13.40	$14.53	$14.65	$14.06	$13.33

Total return[d]	(2.26)%	3.35%	10.39%	7.99%	(0.71)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.62%	0.63%	0.60%	0.53%	0.52%
Expenses net of waiver and payments by affiliates[e]	0.62%[f]	0.63%[f]	0.59%	0.50%	0.50%
Net investment income[c]	1.97%	2.67%	2.11%	1.98%	2.17%

Supplemental data
Net assets, end of year (000’s)	$905,537	$910,523	$871,541	$794,429	$725,675
Portfolio turnover rate	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 31

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.27	$14.40	$13.83	$13.13	$13.53
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.28	0.20	0.17	0.19
Net realized and unrealized gains (losses)	(0.58)	0.09	1.11	0.76	(0.38)
Total from investment operations	(0.41)	0.37	1.31	0.93	(0.19)
Less distributions from:
Net investment income	(0.18)	(0.31)	(0.22)	(0.20)	(0.21)
Net realized gains	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.71)	(0.50)	(0.74)	(0.23)	(0.21)
Net asset value, end of year.	$13.15	$14.27	$14.40	$13.83	$13.13

Total return[d]	(2.96)%	2.58%	9.61%	7.09%	(1.38)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.37%	1.38%	1.35%	1.28%	1.27%
Expenses net of waiver and payments by affiliates[e]	1.37%[f]	1.38%[f]	1.34%	1.25%	1.25%
Net investment income[c]	1.22%	1.92%	1.36%	1.23%	1.42%

Supplemental data
Net assets, end of year (000’s)	$536,548	$549,222	$524,756	$452,211	$426,775
Portfolio turnover rate	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.48	$14.60	$14.01	$13.29	$13.70
Income from investment operations[a]:
Net investment income[b,c]	0.24	0.35	0.26	0.24	0.27
Net realized and unrealized gains (losses)	(0.59)	0.10	1.14	0.78	(0.40)
Total from investment operations	(0.35)	0.45	1.40	1.02	(0.13)
Less distributions from:
Net investment income	(0.25)	(0.38)	(0.29)	(0.27)	(0.28)
Net realized gains	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.78)	(0.57)	(0.81)	(0.30)	(0.28)
Net asset value, end of year	$13.35	$14.48	$14.60	$14.01	$13.29

Total return	(2.52)%	3.10%	10.14%	7.68%	(0.95)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.87%	0.88%	0.85%	0.78%	0.77%
Expenses net of waiver and payments by affiliates[d]	0.87%[e]	0.88%[e]	0.84%	0.75%	0.75%
Net investment income[c]	1.72%	2.42%	1.86%	1.73%	1.92%

Supplemental data
Net assets, end of year (000’s)	$139,592	$159,897	$166,927	$178,520	$149,761
Portfolio turnover rate	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.52	$14.63	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.36	0.33	0.54
Net realized and unrealized gains (losses)	(0.63)	0.22	0.32
Total from investment operations.	(0.27)	0.55	0.86
Less distributions from:
Net investment income	(0.33)	(0.47)	(0.33)
Net realized gains	(0.53)	(0.19)	(0.52)
Total distributions	(0.86)	(0.66)	(0.85)
Net asset value, end of year	$13.39	$14.52	$14.63

Total return[e]	(1.93)%	3.79%	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.29%	0.28%	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%	0.28%[h]	0.28%
Net investment income[d]	2.31%	3.02%	2.44%

Supplemental data
Net assets, end of year (000’s)	$2,282	$1,654	$37
Portfolio turnover rate	17.69%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2015.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

34 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.52	$14.64	$14.05	$13.32	$13.73
Income from investment operations[a]:
Net investment income[b,c]	0.32	0.41	0.35	0.31	0.43
Net realized and unrealized gains (losses)	(0.60)	0.11	1.12	0.79	(0.49)
Total from investment operations	(0.28)	0.52	1.47	1.10	(0.06)
Less distributions from:
Net investment income	(0.32)	(0.45)	(0.36)	(0.34)	(0.35)
Net realized gains	(0.53)	(0.19)	(0.52)	(0.03)	—
Total distributions	(0.85)	(0.64)	(0.88)	(0.37)	(0.35)
Net asset value, end of year.	$13.39	$14.52	$14.64	$14.05	$13.32

Total return	(2.02)%	3.61%	10.67%	8.27%	(0.47)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.37%	0.38%	0.35%	0.28%	0.27%
Expenses net of waiver and payments by affiliates[d]	0.37%[e]	0.38%[e]	0.34%	0.25%	0.25%
Net investment income[c]	2.22%	2.92%	2.36%	2.23%	2.42%

Supplemental data
Net assets, end of year (000’s)	$82,234	$90,263	$105,657	$85,662	$80,690
Portfolio turnover rate	17.69%	16.67%	57.59%	25.82%	18.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 35

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin Conservative Allocation Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.3%
Alternative Strategies 5.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	5,538,042	$58,980,149
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	5,291,099	30,794,197
		89,774,346
Domestic Equity 27.0%
Financial Select Sector SPDR ETF	955,492	22,721,600
[a,b]Franklin DynaTech Fund, Class R6	1,435,394	71,956,299
[a]Franklin Growth Fund, Class R6	2,174,815	159,566,155
[a,b]Franklin Growth Opportunities Fund, Class R6	876,138	30,025,243
[a]Franklin Real Estate Securities Fund, Class R6	844,353	19,014,830
[a]Franklin Rising Dividends Fund, Class R6	2,022,338	96,445,304
[a,b]Franklin Small Cap Growth Fund, Class R6	543,995	9,938,792
[a]Franklin Utilities Fund, Class R6	2,022,512	31,389,390
iShares S&P 500 Value ETF	94,568	8,372,105
		449,429,718
Domestic Fixed Income 29.5%
[a]Franklin Low Duration Total Return Fund, Class R6	21,856,514	213,756,703
[a]Franklin Short Duration U.S. Government ETF	190,323	18,656,831
[a]Franklin Strategic Income Fund, Class R6	10,291,767	94,272,589
[a]Franklin U.S. Government Securities Fund, Class R6	20,286,816	129,227,016
iShares TIPS Bond ETF	334,694	36,709,238
		492,622,377
Foreign Equity 14.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	638,929	16,516,315
[a]Franklin International Growth Fund, Class R6	1,395,369	14,930,453
[a]Franklin International Small Cap Growth Fund, Class R6	2,661,332	49,420,927
[a]Franklin Mutual European Fund, Class R6	2,769,711	53,926,278
iShares Core MSCI Emerging Markets ETF	355,345	13,997,039
iShares Global Infrastructure ETF	118,312	4,253,316
[a]Templeton Foreign Fund, Class R6	8,594,475	53,973,305
[a]Templeton Frontier Markets Fund, Class R6	1,372,510	14,315,276
WisdomTree Japan Hedged Equity ETF (Japan)	263,636	13,202,891
		234,535,800
Foreign Fixed Income 22.3%
[a]Franklin Emerging Market Debt Opportunities Fund	5,125,963	50,080,654
[a]Templeton Global Total Return Fund, Class R6	27,972,399	321,402,859
		371,483,513
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,589,992,402)		1,637,845,754

36 Annual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Conservative Allocation Fund (continued)
	Shares	Value
Short Term Investments (Cost $33,334,181) 2.0%
Money Market Funds 2.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	33,334,181	$33,334,181
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,623,326,583) 100.3%		1,671,179,935
Other Assets, less Liabilities (0.3)%		(4,986,384)
Net Assets 100.0%		$1,666,193,551

See Abbreviations on page 68.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

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The accompanying notes are an integral part of these financial statements. | Annual Report 37

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Moderate Allocation Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.71	$15.78	$14.59	$13.69	$14.21
Income from investment operations[a]:
Net investment income[b,c]	0.24	0.34	0.27	0.29	0.30
Net realized and unrealized gains (losses)	(0.51)	0.32	1.78	0.97	(0.50)
Total from investment operations	(0.27)	0.66	2.05	1.26	(0.20)
Less distributions from:
Net investment income	(0.25)	(0.37)	(0.30)	(0.32)	(0.32)
Net realized gains	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.95)	(0.73)	(0.86)	(0.36)	(0.32)
Net asset value, end of year.	$14.49	$15.71	$15.78	$14.59	$13.69

Total return[d]	(1.89)%	4.07%	14.35%	9.34%	(1.49)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.63%	0.65%	0.61%	0.53%	0.53%
Expenses net of waiver and payments by affiliates[e]	0.63%[f]	0.65%[f]	0.59%	0.50%	0.50%
Net investment income[c]	1.52%	2.08%	1.74%	2.00%	2.15%

Supplemental data
Net assets, end of year (000’s)	$1,594,882	$1,667,201	$1,636,122	$1,452,659	$1,322,230
Portfolio turnover rate	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable .
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

38 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.33	$15.42	$14.28	$13.40	$13.92
Income from investment operations[a]:
Net investment income[b,c]	0.12	0.21	0.15	0.17	0.19
Net realized and unrealized gains (losses)	(0.49)	0.31	1.74	0.97	(0.49)
Total from investment operations	(0.37)	0.52	1.89	1.14	(0.30)
Less distributions from:
Net investment income	(0.14)	(0.25)	(0.19)	(0.22)	(0.22)
Net realized gains	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.84)	(0.61)	(0.75)	(0.26)	(0.22)
Net asset value, end of year.	$14.12	$15.33	$15.42	$14.28	$13.40

Total return[d]	(2.68)%	3.35%	13.41%	8.51%	(2.17)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.38%	1.40%	1.36%	1.28%	1.28%
Expenses net of waiver and payments by affiliates[e]	1.38%[f]	1.40%[f]	1.34%	1.25%	1.25%
Net investment income[c]	0.77%	1.33%	0.99%	1.25%	1.40%

Supplemental data
Net assets, end of year (000’s)	$692,872	$716,712	$701,224	$605,490	$554,603
Portfolio turnover rate	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 39

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.66	$15.73	$14.55	$13.64	$14.17
Income from investment operations[a]:
Net investment income[b,c]	0.19	0.28	0.22	0.25	0.27
Net realized and unrealized gains (losses)	(0.51)	0.34	1.78	0.99	(0.51)
Total from investment operations	(0.32)	0.62	2.00	1.24	(0.24)
Less distributions from:
Net investment income	(0.20)	(0.33)	(0.26)	(0.29)	(0.29)
Net realized gains	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.90)	(0.69)	(0.82)	(0.33)	(0.29)
Net asset value, end of year.	$14.44	$15.66	$15.73	$14.55	$13.64

Total return	(2.18)%	3.89%	13.97%	9.11%	(1.73)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.88%	0.90%	0.86%	0.78%	0.78%
Expenses net of waiver and payments by affiliates[d]	0.88%[e]	0.90%[e]	0.84%	0.75%	0.75%
Net investment income[c]	1.27%	1.83%	1.49%	1.75%	1.90%

Supplemental data
Net assets, end of year (000’s)	$202,854	$263,864	$286,688	$274,881	$248,702
Portfolio turnover rate	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

40 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.72	$15.79	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.31	0.25	0.77
Net realized and unrealized gains (losses)	(0.54)	0.47	0.56
Total from investment operations.	(0.23)	0.72	1.33
Less distributions from:
Net investment income	(0.30)	(0.43)	(0.31)
Net realized gains	(0.70)	(0.36)	(0.56)
Total distributions	(1.00)	(0.79)	(0.87)
Net asset value, end of year	$14.49	$15.72	$15.79

Total return[e]	(1.59)%	4.52%	8.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.28%	0.27%	0.45%
Expenses net of waiver and payments by affiliates[g]	0.28%[h]	0.27%[h]	0.26%
Net investment income[d]	1.87%	2.46%	2.07%

Supplemental data
Net assets, end of year (000’s)	$4,779	$4,205	$253
Portfolio turnover rate	22.08%	17.95%	46.14%

aForthe period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the year ended December 31, 2015.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 41

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.72	$15.79	$14.60	$13.69	$14.22
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.33	0.32	0.36	0.37
Net realized and unrealized gains (losses)	(0.49)	0.37	1.76	0.95	(0.55)
Total from investment operations	(0.24)	0.70	2.08	1.31	(0.18)
Less distributions from:
Net investment income	(0.28)	(0.41)	(0.33)	(0.36)	(0.35)
Net realized gains	(0.70)	(0.36)	(0.56)	(0.04)	—
Total distributions	(0.98)	(0.77)	(0.89)	(0.40)	(0.35)
Net asset value, end of year.	$14.50	$15.72	$15.79	$14.60	$13.69

Total return	(1.66)%	4.39%	14.56%	9.61%	(1.24)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.38%	0.40%	0.36%	0.28%	0.28%
Expenses net of waiver and payments by affiliates[d]	0.38%[e]	0.40%[e]	0.34%	0.25%	0.25%
Net investment income[c]	1.77%	2.33%	1.99%	2.25%	2.40%

Supplemental data
Net assets, end of year (000’s)	$52,975	$87,612	$159,303	$123,176	$78,605
Portfolio turnover rate	22.08%	17.95%	46.14%	25.36%	19.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

42 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin Moderate Allocation Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 5.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	8,489,495	$90,413,119
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	8,074,252	46,992,146
		137,405,265
Domestic Equity 40.9%
Financial Select Sector SPDR ETF	2,241,731	53,308,363
[a,b]Franklin DynaTech Fund, Class R6	3,104,067	155,606,897
[a]Franklin Growth Fund, Class R6	5,082,772	372,923,004
[a,b]Franklin Growth Opportunities Fund, Class R6	2,108,659	72,263,741
[a]Franklin Real Estate Securities Fund, Class R6	2,118,854	47,716,585
[a]Franklin Rising Dividends Fund, Class R6	4,580,581	218,447,906
[a,b]Franklin Small Cap Growth Fund, Class R6	1,319,381	24,105,093
[a]Franklin Utilities Fund, Class R6	5,431,764	84,300,973
iShares S&P 500 Value ETF	144,948	12,832,246
		1,041,504,808
Domestic Fixed Income 17.7%
[a]Franklin Low Duration Total Return Fund, Class R6	20,488,108	200,373,694
[a]Franklin Short Duration U.S. Government ETF	217,513	21,322,191
[a]Franklin Strategic Income Fund, Class R6	9,426,160	86,343,625
[a]Franklin U.S. Government Securities Fund, Class R6	18,160,278	115,680,970
iShares TIPS Bond ETF	250,840	27,512,131
		451,232,611
Foreign Equity 20.9%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	980,320	25,341,272
[a]Franklin International Growth Fund, Class R6	3,518,060	37,643,239
[a]Franklin International Small Cap Growth Fund, Class R6	6,171,863	114,611,489
[a]Franklin Mutual European Fund, Class R6	6,403,471	124,675,572
iShares Core MSCI Emerging Markets ETF	757,525	29,838,910
iShares Global Infrastructure ETF	287,836	10,347,704
[a]Templeton Foreign Fund, Class R6	19,839,565	124,592,471
[a]Templeton Frontier Markets Fund, Class R6	3,562,592	37,157,832
WisdomTree Japan Hedged Equity ETF (Japan)	600,000	30,048,000
		534,256,489
Foreign Fixed Income 13.1%
[a]Franklin Emerging Market Debt Opportunities Fund	4,703,524	45,953,425
[a]Templeton Global Total Return Fund, Class R6	25,025,106	287,538,463
		333,491,888
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,269,143,716)		2,497,891,061

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Annual Report

43

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Moderate Allocation Fund (continued)
	Shares	Value
Short Term Investments (Cost $60,006,957) 2.4%
Money Market Funds 2.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	60,006,957	$60,006,957
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,329,150,673) 100.4%		2,557,898,018
Other Assets, less Liabilities (0.4)%		(9,536,609)
Net Assets 100.0%		$2,548,361,409

See Abbreviations on page 68.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

44 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Growth Allocation Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.57	$18.40	$15.81	$14.53	$15.25
Income from investment operations[a]:
Net investment income[b,c]	0.21	0.24	0.19	0.21	0.22
Net realized and unrealized gains (losses)	(0.48)	0.67	3.09	1.32	(0.70)
Total from investment operations	(0.27)	0.91	3.28	1.53	(0.48)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.21)	(0.29)	(0.25)	(0.25)	(0.24)
Net realized gains	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(1.29)	(0.74)	(0.69)	(0.25)	(0.24)
Net asset value, end of year.	$17.01	$18.57	$18.40	$15.81	$14.53

Total return[d]	(1.66)%	4.95%	20.98%	10.52%	(3.15)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.67%	0.68%	0.65%	0.55%	0.54%
Expenses net of waiver and payments by affiliates[e]	0.65%	0.63%	0.59%	0.50%	0.50%
Net investment income[c]	1.10%	1.25%	1.10%	1.34%	1.49%

Supplemental data
Net assets, end of year (000’s)	$888,096	$887,856	$814,901	$655,585	$568,998
Portfolio turnover rate	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 45

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.15	$18.00	$15.50	$14.25	$14.97
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.09	0.06	0.09	0.11
Net realized and unrealized gains (losses)	(0.47)	0.67	3.01	1.29	(0.69)
Total from investment operations	(0.40)	0.76	3.07	1.38	(0.58)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.08)	(0.16)	(0.13)	(0.13)	(0.14)
Net realized gains	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(1.16)	(0.61)	(0.57)	(0.13)	(0.14)
Net asset value, end of year.	$16.59	$18.15	$18.00	$15.50	$14.25

Total return[d]	(2.41)%	4.21%	20.04%	9.71%	(3.91)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.42%	1.43%	1.40%	1.30%	1.29%
Expenses net of waiver and payments by affiliates[e]	1.40%	1.38%	1.34%	1.25%	1.25%
Net investment income[c]	0.35%	0.50%	0.35%	0.59%	0.74%

Supplemental data
Net assets, end of year (000’s)	$336,557	$336,213	$309,869	$241,787	$218,071
Portfolio turnover rate	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

46 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.34	$18.18	$15.63	$14.37	$15.09
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.17	0.14	0.16	0.19
Net realized and unrealized gains (losses)	(0.44)	0.68	3.05	1.31	(0.70)
Total from investment operations	(0.30)	0.85	3.19	1.47	(0.51)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.16)	(0.24)	(0.20)	(0.21)	(0.21)
Net realized gains	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(1.24)	(0.69)	(0.64)	(0.21)	(0.21)
Net asset value, end of year.	$16.80	$18.34	$18.18	$15.63	$14.37

Total return	(1.93)%	4.72%	20.67%	10.22%	(3.40)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.92%	0.93%	0.90%	0.80%	0.79%
Expenses net of waiver and payments by affiliates[d]	0.90%	0.88%	0.84%	0.75%	0.75%
Net investment income[c]	0.85%	1.00%	0.85%	1.09%	1.24%

Supplemental data
Net assets, end of year (000’s)	$147,426	$182,211	$192,361	$169,873	$147,126
Portfolio turnover rate	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 47

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.61	$18.44	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.32	0.15	0.62
Net realized and unrealized gains (losses)	(0.51)	0.83	1.68
Total from investment operations.	(0.19)	0.98	2.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.28)	(0.36)	(0.30)
Net realized gains	(1.08)	(0.45)	(0.44)
Total distributions	(1.36)	(0.81)	(0.74)
Net asset value, end of year	$17.06	$18.61	$18.44

Total return[e]	(1.27)%	5.38%	13.88%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.29%	0.28%	0.95%
Expenses net of waiver and payments by affiliates[g]	0.26%	0.23%	0.22%
Net investment income[d]	1.49%	1.65%	1.47%

Supplemental data
Net assets, end of year (000’s)	$2,549	$1,755	$42
Portfolio turnover rate	20.40%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

48 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.62	$18.45	$15.85	$14.56	$15.28
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.27	0.24	0.25	0.32
Net realized and unrealized gains (losses)	(0.47)	0.68	3.09	1.32	(0.76)
Total from investment operations	(0.22)	0.95	3.33	1.57	(0.44)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.26)	(0.33)	(0.29)	(0.28)	(0.28)
Net realized gains	(1.08)	(0.45)	(0.44)	—	—
Total distributions	(1.34)	(0.78)	(0.73)	(0.28)	(0.28)
Net asset value, end of year.	$17.06	$18.62	$18.45	$15.85	$14.56

Total return	(1.41)%	5.23%	21.26%	10.84%	(2.90)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.42%	0.43%	0.40%	0.30%	0.29%
Expenses net of waiver and payments by affiliates[d]	0.40%	0.38%	0.34%	0.25%	0.25%
Net investment income[c]	1.35%	1.50%	1.35%	1.59%	1.74%

Supplemental data
Net assets, end of year (000’s)	$49,634	$52,250	$74,808	$55,810	$48,957
Portfolio turnover rate	20.40%	17.55%	30.45%	31.36%	20.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 49

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin Growth Allocation Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 5.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,773,803	$50,840,997
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	4,504,698	26,217,341
		77,058,338
Domestic Equity 53.4%
Financial Select Sector SPDR ETF	1,588,403	37,772,223
[a,b]Franklin DynaTech Fund, Class R6	2,375,363	119,076,952
[a]Franklin Growth Fund, Class R6	3,603,484	264,387,648
[a,b]Franklin Growth Opportunities Fund, Class R6	1,683,916	57,707,801
[a]Franklin Real Estate Securities Fund, Class R6	1,627,427	36,649,661
[a]Franklin Rising Dividends Fund, Class R6	3,396,850	161,995,797
[a,b]Franklin Small Cap Growth Fund, Class R6	919,432	16,798,022
[a]Franklin Utilities Fund, Class R6	3,735,821	57,979,943
iShares S&P 500 Value ETF	81,957	7,255,653
		759,623,700
Domestic Fixed Income 6.2%
[a]Franklin Low Duration Total Return Fund, Class R6	4,043,897	39,549,311
[a]Franklin Short Duration U.S. Government ETF	43,840	4,297,512
[a]Franklin Strategic Income Fund, Class R6	1,841,518	16,868,304
[a]Franklin U.S. Government Securities Fund, Class R6	3,335,076	21,244,434
iShares TIPS Bond ETF	62,015	6,801,805
		88,761,366
Foreign Equity 28.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	546,167	14,118,417
[a]Franklin International Growth Fund, Class R6	2,523,677	27,003,344
[a]Franklin International Small Cap Growth Fund, Class R6	4,926,476	91,484,654
[a]Franklin Mutual European Fund, Class R6	4,754,170	92,563,689
iShares Core MSCI Emerging Markets ETF	584,505	23,023,652
iShares Global Infrastructure ETF	207,410	7,456,389
[a]Templeton Foreign Fund, Class R6	15,493,988	97,302,242
[a]Templeton Frontier Markets Fund, Class R6	3,108,895	32,425,776
WisdomTree Japan Hedged Equity ETF (Japan)	447,272	22,399,382
		407,777,545
Foreign Fixed Income 4.6%
[a]Franklin Emerging Market Debt Opportunities Fund	891,959	8,714,436
[a]Templeton Global Total Return Fund, Class R6	4,877,598	56,043,605
		64,758,041
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,194,588,214)		1,397,978,990

50 Annual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin Growth Allocation Fund (continued)
	Shares	Value
Short Term Investments (Cost $31,962,324) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	31,962,324	$31,962,324
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,226,550,538) 100.4%		1,429,941,314
Other Assets, less Liabilities (0.4)%		(5,679,326)
Net Assets 100.0%		$1,424,261,988

See Abbreviations on page 68.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

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The accompanying notes are an integral part of these financial statements. | Annual Report 51

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2015

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Cost - Underlying Funds (Note 3f)	$1,503,409,737	$2,130,625,443	$1,100,885,932
Cost - Exchange traded funds	119,916,846	198,525,230	125,664,606
Total cost of investments	$1,623,326,583	$2,329,150,673	$1,226,550,538
Value - Underlying Funds (Note 3f)	$1,555,407,431	$2,368,669,392	$1,311,113,793
Value - Exchange traded funds.	115,772,504	189,228,626	118,827,521
Total value of investments	1,671,179,935	2,557,898,018	1,429,941,314
Receivables:
Capital shares sold	3,965,097	4,733,857	3,070,334
Dividends	34,588	39,529	7,967
Other assets	136	218	115
Total assets	1,675,179,756	2,562,671,622	1,433,019,730
Liabilities:
Payables:
Capital shares redeemed	6,781,286	11,056,103	6,856,821
Asset allocation fees	348,557	532,964	288,947
Distribution fees	1,402,399	2,007,407	1,069,933
Transfer agent fees	381,492	594,220	365,976
Accrued expenses and other liabilities	72,471	119,519	176,065
Total liabilities	8,986,205	14,310,213	8,757,742
Net assets, at value	$1,666,193,551	$2,548,361,409	$1,424,261,988
Net assets consist of:
Paid-incapital	$1,610,295,175	$2,291,119,779	$1,195,915,120
Undistributed net investment income	800,076	781,622	341,120
Net unrealized appreciation (depreciation)	47,853,352	228,747,345	203,390,776
Accumulated net realized gain (loss)	7,244,948	27,712,663	24,614,972
Net assets, at value	$1,666,193,551	$2,548,361,409	$1,424,261,988

52 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Netassets,atvalue	$905,537,295	$1,594,882,016	$888,095,515
Shares outstanding	67,561,146	110,063,192	52,216,125
Net asset value per share[a]	$13.40	$14.49	$17.01
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.22	$15.37	$18.05
Class C:
Netassets,atvalue	$536,548,230	$692,871,675	$336,557,206
Shares outstanding	40,805,195	49,087,221	20,286,862
Net asset value and maximum offering price per share[a]	$13.15	$14.12	$16.59
Class R:
Netassets,atvalue	$139,592,150	$202,853,951	$147,426,331
Shares outstanding	10,454,806	14,047,128	8,774,777
Net asset value and maximum offering price per share	$13.35	$14.44	$16.80
Class R6:
Netassets,atvalue	$2,281,596	$4,779,229	$2,548,708
Shares outstanding	170,387	329,786	149,440
Net asset value and maximum offering price per share	$13.39	$14.49	$17.06
Advisor Class :
Netassets,atvalue	$82,234,280	$52,974,538	$49,634,228
Shares outstanding	6,140,248	3,653,389	2,908,707
Net asset value and maximum offering price per share	$13.39	$14.50	$17.06

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. | Annual Report 53

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2015

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$41,682,940	$53,445,495	$23,503,188
Exchange traded funds	2,758,202	4,471,950	2,385,954
Total investment income	44,441,142	57,917,445	25,889,142
Expenses:
Asset allocation fees (Note3a)	4,293,792	6,719,056	3,695,235
Distribution fees: (Note 3c)
Class A	2,307,676	4,146,519	2,279,429
Class C	5,505,065	7,145,648	3,438,162
Class R	764,285	1,183,392	842,365
Transfer agent fees: (Note 3e)
Class A	949,707	1,921,672	1,372,279
Class C	568,342	829,392	518,149
Class R	157,690	275,296	253,565
Class R6	475	560	479
Advisor Class	90,103	83,259	77,197
Custodian fees (Note 4)	1,135	1,864	818
Reports to shareholders	105,508	196,491	145,003
Registration and filing fees	150,122	163,909	127,082
Professional fees	36,853	43,073	35,462
Trustees’ fees and expenses	12,325	19,531	10,591
Other	23,948	31,482	20,818
Total expenses	14,967,026	22,761,144	12,816,634
Expenses waived/paid by affiliates (Note 3f and 3g)	(58,015)	(77,509)	(396,025)
Net expenses	14,909,011	22,683,635	12,420,609
Net investment income	29,532,131	35,233,810	13,468,533
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	23,825,312	28,081,627	27,550,083
Exchange traded funds	2,304,009	12,538,878	6,932,181
Realized gain distributions:
Underlying Funds (Note 3f)	16,125,620	37,287,555	27,289,720
Exchange traded funds	678,500	1,475,796	1,073,494
Net realized gain (loss)	42,933,441	79,383,856	62,845,478
Net change in unrealized appreciation (depreciation) on investments.	(115,281,577)	(169,359,603)	(102,938,221)
Net realized and unrealized gain (loss)	(72,348,136)	(89,975,747)	(40,092,743)
Net increase (decrease) in net assets resulting from operations	$(42,816,005)	$(54,741,937)	$(26,624,210)

54 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin Moderate
	Conservative Allocation Fund		Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$29,532,131	$41,254,503	$35,233,810	$52,051,448
Net realized gain (loss)	42,933,441	41,874,751	79,383,856	105,419,626
Net change in unrealized appreciation (depreciation)	(115,281,577)	(31,156,451)	(169,359,603)	(49,648,092)
Net increase (decrease) in net assets resulting
from operations	(42,816,005)	51,972,803	(54,741,937)	107,822,982
Distributions to shareholders from:
Net investment income:
Class A	(18,437,469)	(25,413,629)	(26,373,066)	(38,129,297)
Class C	(7,096,466)	(11,597,319)	(6,467,307)	(11,485,730)
Class R	(2,557,058)	(4,141,289)	(2,854,405)	(5,440,637)
Class R6	(49,277)	(92,864)	(92,558)	(289,973)
Advisor Class	(1,913,425)	(2,859,868)	(1,044,247)	(2,392,681)
Net realized gains:
Class A	(34,590,141)	(11,696,465)	(73,931,506)	(36,890,069)
Class C	(20,931,281)	(7,240,053)	(32,893,027)	(16,239,360)
Class R	(5,555,467)	(2,164,890)	(10,090,808)	(6,067,607)
Class R6	(78,609)	(82,538)	(209,246)	(512,949)
Advisor Class	(3,192,772)	(1,273,888)	(3,024,647)	(2,391,120)
Total distributions to shareholders	(94,401,965)	(66,562,803)	(156,980,817)	(119,839,423)
Capital share transactions: (Note 2)
Class A	68,912,114	46,732,968	58,477,157	38,831,164
Class C	32,038,615	29,536,406	34,357,140	19,655,378
Class R	(8,686,144)	(5,759,784)	(44,142,289)	(21,890,340)
Class R6	800,684	1,518,695	966,857	3,122,327
Advisor Class	(1,212,639)	(14,796,952)	(29,169,449)	(71,697,229)
Total capital share transactions	91,852,630	57,231,333	20,489,416	(31,978,700)
Net increase (decrease) in net assets	(45,365,340)	42,641,333	(191,233,338)	(43,995,141)
Net assets:
Beginning of year	1,711,558,891	1,668,917,558	2,739,594,747	2,783,589,888
End of year	$1,666,193,551	$1,711,558,891	$2,548,361,409	$2,739,594,747
Undistributed net investment income included in net assets:
End of year	$800,076	$621,870	$781,622	$757,764

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Year Ended December 31,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$13,468,533	$15,192,359
Net realized gain (loss)	62,845,478	65,813,844
Net change in unrealized appreciation (depreciation)	(102,938,221)	(13,542,414)
Net increase (decrease) in net assets resulting from operations	(26,624,210)	67,463,789
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A.	(10,774,648)	(13,601,930)
Class C	(1,670,180)	(2,879,304)
Class R	(1,337,989)	(2,339,058)
Class R6.	(40,509)	(39,682)
Advisor Class	(721,649)	(919,862)
Net realized gains:
Class A.	(53,303,108)	(20,800,818)
Class C	(20,658,511)	(8,037,905)
Class R	(9,523,158)	(4,570,619)
Class R6.	(136,324)	(401,855)
Advisor Class	(2,934,714)	(1,273,439)
Total distributions to shareholders	(101,100,790)	(54,864,472)
Capital share transactions: (Note 2)
Class A.	79,558,253	65,731,634
Class C	31,096,033	23,942,365
Class R	(21,571,411)	(11,877,769)
Class R6.	1,013,444	943,402
Advisor Class	1,335,467	(22,765,242)
Total capital share transactions	91,431,786	55,974,390
Net increase (decrease) in net assets	(36,293,214)	68,573,707
Net assets:
Beginning of year	1,460,555,202	1,391,981,495
End of year	$1,424,261,988	$1,460,555,202
Undistributed net investment income included in net assets:
End of year	$341,120	$230,989

56 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2015, each Fund hasdetermined that no tax liability is required in its financial statementsrelated to uncertaintax positions for any open tax years(or expected to be taken on future tax returns).Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin		Franklin Moderate
	Conservative Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold	17,092,437	$244,905,813	20,354,348	$316,387,088
Shares issued in reinvestment of distributions	3,730,409	51,852,094	6,518,174	98,432,261
Shares redeemed.	(15,925,736)	(227,845,793)	(22,912,797)	(356,342,192)
Net increase (decrease)	4,897,110	$68,912,114	3,959,725	$58,477,157
Year ended December 31, 2014
Shares sold	15,046,528	$222,808,539	19,016,916	$303,942,553
Shares issued in reinvestment of distributions	2,451,981	36,036,838	4,609,341	73,314,303
Shares redeemed.	(14,327,217)	(212,112,409)	(21,174,769)	(338,425,692)
Net increase (decrease)	3,171,292	$46,732,968	2,451,488	$38,831,164

58 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

	Franklin
	Conservative Allocation		Franklin Moderate
	Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2015
Shares sold	8,906,517	$125,211,385	8,598,914	$130,261,509
Shares issued in reinvestment of distributions	1,965,005	26,793,109	2,574,921	37,990,036
Shares redeemed.	(8,554,139)	(119,965,879)	(8,840,782)	(133,894,405)
Net increase (decrease)	2,317,383	$32,038,615	2,333,053	$34,357,140
Year ended December 31, 2014
Shares sold	7,714,900	$112,098,574	7,476,837	$116,581,397
Shares issued in reinvestment of distributions	1,234,859	17,819,734	1,711,464	26,546,906
Shares redeemed.	(6,904,369)	(100,381,902)	(7,913,190)	(123,472,925)
Net increase (decrease)	2,045,390	$29,536,406	1,275,111	$19,655,378
Class R Shares:
Year ended December 31, 2015
Shares sold	1,425,914	$20,445,548	1,641,527	$25,496,276
Shares issued in reinvestment of distributions	568,121	7,875,900	839,104	12,665,188
Shares redeemed.	(2,584,845)	(37,007,592)	(5,286,654)	(82,303,753)
Net increase (decrease)	(590,810)	$(8,686,144)	(2,806,023)	$(44,142,289)
Year ended December 31, 2014
Shares sold	2,580,624	$38,099,760	2,707,148	$43,151,286
Shares issued in reinvestment of distributions	417,661	6,118,512	707,204	11,208,510
Shares redeemed.	(3,388,627)	(49,978,056)	(4,786,277)	(76,250,136)
Net increase (decrease)	(390,342)	$(5,759,784)	(1,371,925)	$(21,890,340)
Class R6 Shares:
Year ended December 31, 2015
Shares sold	68,870	$973,753	89,205	$1,371,085
Shares issued in reinvestment of distributions	9,251	127,885	20,026	301,805
Shares redeemed.	(21,670)	(300,954)	(47,042)	(706,033)
Net increase (decrease)	56,451	$800,684	62,189	$966,857
Year ended December 31, 2014
Shares sold[a]	648,287	$9,542,433	2,720,251	$43,024,597
Shares issued in reinvestment of distributions	11,847	175,294	50,054	802,806
Shares redeemed.	(548,760)	(8,199,032)	(2,518,732)	(40,705,076)
Net increase (decrease)	111,374	$1,518,695	251,573	$3,122,327
Advisor Class Shares:
Year ended December 31, 2015
Shares sold	936,049	$13,410,437	1,214,201	$19,002,125
Shares issued in reinvestment of distributions	353,270	4,910,626	249,750	3,799,192
Shares redeemed.	(1,365,830)	(19,533,702)	(3,383,987)	(51,970,766)
Net increase (decrease)	(76,511)	$(1,212,639)	(1,920,036)	$(29,169,449)
Year ended December 31, 2014
Shares sold	1,229,855	$18,227,617	1,859,022	$29,661,699
Shares issued in reinvestment of distributions	270,947	3,982,836	287,474	4,580,070
Shares redeemed[a]	(2,501,544)	(37,007,405)	(6,662,568)	(105,938,998)
Net increase (decrease)	(1,000,742)	$(14,796,952)	(4,516,072)	$(71,697,229)

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Growth Allocation Fund
	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold	10,027,542	$185,661,705
Shares issued in reinvestment of distributions	3,533,130	63,072,998
Shares redeemed	(9,163,774)	(169,176,450)
Net increase (decrease)	4,396,898	$79,558,253
Year ended December 31, 2014
Shares sold	10,003,322	$186,802,241
Shares issued in reinvestment of distributions	1,798,598	33,718,676
Shares redeemed	(8,279,846)	(154,789,283)
Net increase (decrease)	3,522,074	$65,731,634
Class C Shares:
Year ended December 31, 2015
Shares sold	3,639,597	$65,500,165
Shares issued in reinvestment of distributions	1,243,202	21,716,225
Shares redeemed	(3,123,898)	(56,120,357)
Net increase (decrease)	1,758,901	$31,096,033
Year ended December 31, 2014
Shares sold	3,313,242	$60,304,468
Shares issued in reinvestment of distributions	576,629	10,564,815
Shares redeemed	(2,572,650)	(46,926,918)
Net increase (decrease)	1,317,221	$23,942,365
Class R Shares:
Year ended December 31, 2015
Shares sold	1,196,134	$21,889,834
Shares issued in reinvestment of distributions	600,945	10,634,648
Shares redeemed	(2,955,040)	(54,095,893)
Net increase (decrease)	(1,157,961)	$(21,571,411)
Year ended December 31, 2014
Shares sold	1,618,817	$29,808,390
Shares issued in reinvestment of distributions	363,625	6,737,449
Shares redeemed	(2,630,686)	(48,423,608)
Net increase (decrease)	(648,244)	$(11,877,769)
Class R6 Shares:
Year ended December 31, 2015
Shares sold	55,117	$1,017,221
Shares issued in reinvestment of distributions	9,933	176,833
Shares redeemed	(9,866)	(180,610)
Net increase (decrease)	55,184	$1,013,444
Year ended December 31, 2014
Shares sold[a]	1,473,569	$27,194,749
Shares issued in reinvestment of distributions	23,325	441,444
Shares redeemed	(1,404,939)	(26,692,791)
Net increase (decrease)	91,955	$943,402

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

	Franklin Growth Allocation
	Fund
	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2015
Shares sold	489,563	$8,999,282
Shares issued in reinvestment of distributions	193,785	3,467,793
Shares redeemed	(594,699)	(11,131,608)
Net increase (decrease)	88,649	$1,335,467
Year ended December 31, 2014
Shares sold	825,057	$15,541,571
Shares issued in reinvestment of distributions	112,789	2,122,032
Shares redeemed[a]	(2,173,232)	(40,428,845)
Net increase (decrease)	(1,235,386)	$(22,765,242)

aEffective January 8, 2014, a portion of Advisor Class shares were exchanged into Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for

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NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Sales charges retained net of comissions paid to
unaffiliated brokers/dealers	$576,772	$983,602	$722,450
CDSC retained.	$56,918	$69,814	$30,959

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$688,922	$1,311,066	$1,005,937

f. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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NOTES TO FINANCIAL STATEMENTS

Investments in Underlying Funds for the year ended December 31, 2015, were as follows:

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year

Franklin Conservative
Allocation Fund
Franklin Biotechnology
Discovery Fund, Class R6 .	68,573	—	(68,573)	—	$	—[a]	$—	$3,752,611		—
Franklin DynaTech Fund,
Class R6	1,487,833	32,881	(85,320)	1,435,394		71,956,299	—	2,361,307	[b]	2.22%
Franklin Emerging Market
Debt Opportunities Fund	4,785,483	399,202	(58,722)	5,125,963		50,080,654	2,853,202	(126,278)		7.79%
Franklin Flex Cap Growth
Fund, Class R6	318,611	—	(318,611)	—		—[a]	—	8,216,286		—
Franklin Growth Fund,
Class R6	2,275,352	89,557	(190,094)	2,174,815		159,566,155	1,810,212	9,849,313	[b]	1.35%
Franklin Growth
Opportunities Fund,
Class R6	916,335	16,574	(56,771)	876,138		30,025,243	—	729,626	[b]	2.17%
Franklin International
Growth Fund, Class R6	—	1,464,479	(69,110)	1,395,369		14,930,453	73,308	(58,743)		3.45%
Franklin International Small
Cap Growth Fund,
Class R6	2,203,618	613,411	(155,697)	2,661,332		49,420,927	902,216	679,766	[b]	2.62%
Franklin
K2 Alternative Strategies
Fund, Class R6	5,202,283	704,397	(368,638)	5,538,042		58,980,149	914,934	360,744	[b]	22.78%
Franklin Low Duration Total
Return Fund, Class R6	21,133,434	984,947	(261,867)	21,856,514		213,756,703	5,010,870	(86,416)		8.61%
Franklin Mutual European
Fund, Class R6	2,725,481	211,356	(167,126)	2,769,711		53,926,278	1,282,193	2,321,866	[b]	1.74%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	1,849,064	3,442,035	—	5,291,099		30,794,197	—	—		26.20%
Franklin Real Estate
Securities Fund, Class R6 .	883,637	17,532	(56,816)	844,353		19,014,830	375,917	272,249		3.29%
Franklin Rising Dividends
Fund, Class R6	2,142,627	108,980	(229,269)	2,022,338		96,445,304	1,684,691	6,606,238	[b]	0.60%
Franklin Short Duration U.S.
Government ETF	—	190,323	—	190,323		18,656,831	166,344	—		9.88%
Franklin Small Cap Growth
Fund, Class R6	569,352	10,244	(35,601)	543,995		9,938,792	—	172,229	[b]	0.31%
Franklin Strategic Income
Fund, Class R6	9,699,192	716,467	(123,892)	10,291,767		94,272,589	4,794,504	(174,127)		1.22%
Franklin U.S. Government
Securities Fund, Class R6 .	19,379,956	1,151,617	(244,757)	20,286,816		129,227,016	4,573,101	(75,875)		2.07%
Franklin Utilities Fund,
Class R6	2,484,668	137,114	(599,270)	2,022,512		31,389,390	1,166,837	3,249,723	[b]	0.61%
Institutional Fiduciary Trust
Money Market Portfolio	37,714,682	177,600,637	(181,981,138)	33,334,181		33,334,181	—	—		0.17%
Templeton China World
Fund, Class R6	419,806	—	(419,806)	—		—[a]	—	2,995,420		—
Templeton Foreign Fund,
Class R6	7,242,263	1,862,665	(510,453)	8,594,475		53,973,305	1,056,639	(54,616)[b]		0.85%
Templeton Frontier Markets
Fund, Class R6	1,358,420	103,111	(89,021)	1,372,510		14,315,276	1,082,670	(262,412)		4.16%

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NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year

Franklin Conservative
Allocation Fund
(continued)
Templeton Global Total
Return Fund, Class R6	26,547,285	1,761,901	(336,787)	27,972,399		$321,402,859	$13,935,302	$(777,979)		4.72%

Total						$1,555,407,431	$41,682,940	$39,950,932

Franklin Moderate
Allocation Fund
Franklin Biotechnology
Discovery Fund, Class R6 .	154,628	11,597	(166,225)	—	$	—[a]	$—	$8,485,163		—
Franklin DynaTech Fund,
Class R6	3,004,368	295,410	(195,711)	3,104,067		155,606,897	—	4,293,591	[b]	4.79%
Franklin Emerging Market
Debt Opportunities Fund	5,406,119	266,877	(969,472)	4,703,524		45,953,425	2,618,065	(1,815,002)		7.15%
Franklin Flex Cap Growth
Fund, Class R6	743,400	55,477	(798,877)	—		—[a]	—	18,521,394		—
Franklin Growth Fund,
Class R6	4,951,261	577,726	(446,215)	5,082,772		372,923,004	4,230,658	14,570,237	[b]	3.15%
Franklin Growth
Opportunities Fund,
Class R6	2,052,803	193,053	(137,197)	2,108,659		72,263,741	—	1,656,449	[b]	5.21%
Franklin International
Growth Fund, Class R6	—	3,709,196	(191,136)	3,518,060		37,643,239	184,828	(147,907)		8.70%
Franklin International Small
Cap Growth Fund,
Class R6	4,803,065	1,732,207	(363,409)	6,171,863		114,611,489	2,092,319	1,811,142	[b]	6.07%
Franklin
K2 Alternative Strategies
Fund, Class R6	8,440,420	1,014,639	(965,564)	8,489,495		90,413,119	1,402,541	708,028	[b]	34.92%
Franklin Low Duration Total
Return Fund, Class R6	24,381,041	484,892	(4,377,825)	20,488,108		200,373,694	4,807,379	(675,035)		8.07%
Franklin Mutual European
Fund, Class R6	5,859,326	927,439	(383,294)	6,403,471		124,675,572	2,965,009	5,364,837	[b]	4.03%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	3,091,053	4,983,199	—	8,074,252		46,992,146	—	—		39.98%
Franklin Real Estate
Securities Fund, Class R6 .	2,056,811	197,754	(135,711)	2,118,854		47,716,585	944,450	(158,752)		8.26%
Franklin Rising Dividends
Fund, Class R6	4,519,492	582,229	(521,140)	4,580,581		218,447,906	3,826,364	10,449,115	[b]	1.36%
Franklin Short Duration U.S.
Government ETF	—	217,513	—	217,513		21,322,191	190,704	—		11.29%
Franklin Small Cap Growth
Fund, Class R6	1,279,158	119,985	(79,762)	1,319,381		24,105,093	—	432,200	[b]	0.76%
Franklin Strategic Income
Fund, Class R6	10,933,688	468,593	(1,976,121)	9,426,160		86,343,625	4,553,077	(883,027)		1.12%
Franklin U.S. Government
Securities Fund, Class R6 .	21,347,055	657,841	(3,844,618)	18,160,278		115,680,970	4,246,927	(589,296)		1.85%

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NOTES TO FINANCIAL STATEMENTS

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year

Franklin Moderate
Allocation Fund
(continued)
Franklin Utilities Fund,
Class R6	6,017,739	814,996	(1,400,971)	5,431,764		$84,300,973	$3,084,911	$5,531,156	[b]	1.63%
Institutional Fiduciary Trust
Money Market Portfolio	60,252,907	370,231,840	(370,477,790)	60,006,957		60,006,957	—	—		0.31%
Templeton China World
Fund, Class R6	849,235	63,734	(912,969)	—		—[a]	—	6,345,111		—
Templeton Foreign Fund,
Class R6	15,608,526	5,445,971	(1,214,932)	19,839,565		124,592,471	2,439,155	(154,596)[b]		1.97%
Templeton Frontier Markets
Fund, Class R6	3,282,634	510,896	(230,938)	3,562,592		37,157,832	2,810,261	(656,571)		10.81%
Templeton Global Total
Return Fund, Class R6	29,238,206	1,075,169	(5,288,269)	25,025,106		287,538,463	13,048,847	(7,719,055)		4.22%

Total						$2,368,669,392	$53,445,495	$65,369,182

Franklin Growth
Allocation Fund
Franklin Biotechnology
Discovery Fund, Class R6 .	114,089	—	(114,089)	—	$	—[a]	$—	$5,994,647		—
Franklin DynaTech Fund,
Class R6	2,381,776	54,413	(60,826)	2,375,363		119,076,952	—	2,994,721	[b]	3.67%
Franklin Emerging Market
Debt Opportunities Fund	846,174	107,699	(61,914)	891,959		8,714,436	496,480	(90,995)		1.36%
Franklin Flex Cap Growth
Fund, Class R6	553,699	—	(553,699)	—		—[a]	—	13,616,203		—
Franklin Growth Fund,
Class R6	3,643,163	148,388	(188,067)	3,603,484		264,387,648	2,999,369	10,914,811	[b]	2.24%
Franklin Growth
Opportunities Fund,
Class R6	1,695,447	31,855	(43,386)	1,683,916		57,707,801	—	1,168,855	[b]	4.16%
Franklin International
Growth Fund, Class R6	—	2,589,621	(65,944)	2,523,677		27,003,344	132,586	(45,934)		6.24%
Franklin International Small
Cap Growth Fund,
Class R6	4,005,934	1,039,263	(118,721)	4,926,476		91,484,654	1,670,122	1,438,403	[b]	4.84%
Franklin
K2 Alternative Strategies
Fund, Class R6	4,373,496	580,924	(180,617)	4,773,803		50,840,997	788,675	242,983	[b]	19.64%
Franklin Low Duration Total
Return Fund, Class R6	3,975,400	366,583	(298,086)	4,043,897		39,549,311	958,370	(77,503)		1.59%
Franklin Mutual European
Fund, Class R6	4,512,129	359,856	(117,815)	4,754,170		92,563,689	2,196,097	4,409,818	[b]	2.99%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	1,700,201	2,804,497	—	4,504,698		26,217,341	—	—		22.30%
Franklin Real Estate
Securities Fund, Class R6 .	1,636,731	33,174	(42,478)	1,627,427		36,649,661	711,410	26,815		6.34%
Franklin Rising Dividends
Fund, Class R6	3,474,131	182,171	(259,452)	3,396,850		161,995,797	2,785,366	6,854,166	[b]	1.01%
Franklin Short Duration U.S.
Government ETF	—	43,840	—	43,840		4,297,512	38,314	—		2.28%
Franklin Small Cap Growth
Fund, Class R6	926,004	17,314	(23,886)	919,432		16,798,022	—	304,898	[b]	0.53%

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NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin Growth
Allocation Fund
(continued)
Franklin Strategic Income
Fund, Class R6	1,764,319	213,369	(136,170)	1,841,518	$16,868,304	$904,039	$(141,157)	0.22%
Franklin U.S. Government
Securities Fund, Class R6 .	3,238,824	343,127	(246,875)	3,335,076	21,244,434	791,375	(31,830)	0.34%
Franklin Utilities Fund,
Class R6	4,343,712	249,363	(857,254)	3,735,821	57,979,943	2,090,595	4,110,780 [b]	1.12%
Institutional Fiduciary Trust
Money Market Portfolio	36,145,952	169,664,727	(173,848,355)	31,962,324	31,962,324	—	—	0.16%
Templeton China World
Fund, Class R6	712,145	—	(712,145)	—	—[a]	—	4,363,670	—
Templeton Foreign Fund,
Class R6	12,506,005	3,366,747	(378,764)	15,493,988	97,302,242	1,904,892	(19,729)[b]	1.54%
Templeton Frontier Markets
Fund, Class R6	2,951,132	233,559	(75,796)	3,108,895	32,425,776	2,452,374	(421,598)	9.43%
Templeton Global Total
Return Fund, Class R6	4,704,538	533,911	(360,851)	4,877,598	56,043,605	2,583,124	(772,221)	0.82%

Total					$1,311,113,793	$23,503,188	$54,839,803

aAs of December 31, 2015, no longer held by the fund.
bIncludes realized gain distribution received.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2016:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.30%	0.29%	0.26%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2015, there were no credits earned.

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5. Income Taxes

The tax character of distributions paid during the years ended December 31, 2015 and 2014, was as follows:

	Franklin		Franklin		Franklin
	Conservative		Moderate		Growth
	Allocation Fund		Allocation Fund		Allocation Fund
	2015	2014	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$31,946,548	$46,567,227	$39,248,227	$62,536,525	$15,813,337	$23,795,165
Long term capital gain	62,455,417	19,995,576	117,732,590	57,302,898	85,287,453	31,069,307
	$94,401,965	$66,562,803	$156,980,817	$119,839,423	$101,100,790	$54,864,472

At December 31, 2015, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,627,426,637	$2,336,477,261	$1,228,623,472

Unrealized appreciation	$155,691,301	$347,965,929	$247,072,148
Unrealized depreciation	(111,938,003)	(126,545,172)	(45,754,306)
Net unrealized appreciation (depreciation)	$43,753,298	$221,420,757	$201,317,842

Undistributed ordinary income	$800,076	$781,622	$589,324
Undistributed long term capital gains	11,344,998	35,039,240	26,439,704
Distributable earnings	$12,145,074	$35,820,862	$27,029,028

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2015, were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$296,975,828	$580,066,415	$294,160,196
Sales	$305,103,068	$730,668,821	$309,580,911

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7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 12, 2016, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 10, 2017, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2015, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosureother than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipt

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 16, 2016

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2015:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$62,455,416	$117,732,590	$85,287,453

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2015:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$1,892,854	$2,400,815	$1,268,362

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended
December 31, 2015:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

14.95%	28.83%	50.42%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended
December 31, 2015:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$9,628,221	$22,365,343	$14,587,131

Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2015, the Funds, qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 29, 2015, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Class Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin Conservative Allocation Fund
Class A	$0.0065	$0.2080	$0.0244
Class C	$0.0065	$0.2080	$0.0244
Class R	$0.0065	$0.2080	$0.0244
Class R6	$0.0065	$0.2080	$0.0244
Advisor Class	$0.0065	$0.2080	$0.0244

Franklin Moderate Allocation Fund
Class A	$0.0088	$0.1778	$0.0405
Class C	$0.0088	$0.1778	$0.0405
Class R	$0.0088	$0.1778	$0.0405
Class R6	$0.0088	$0.1778	$0.0405
Advisor Class	$0.0088	$0.1778	$0.0405

Franklin Growth Allocation Fund
Class A	$0.0131	$0.1667	$0.0667
Class C	$0.0131	$0.1667	$0.0667
Class R	$0.0131	$0.1667	$0.0667
Class R6	$0.0131	$0.1667	$0.0667
Advisor Class	$0.0131	$0.1667	$0.0667

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.

By mid-February 2016, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2015. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2015 individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	147	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	123	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015-present); director of various companies; and
formerly, Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	147	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium)
				(1999-2015) and H.J. Heinz Company
				(processed foods and allied products)
				(1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	147	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	147	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	147	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	123	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	164	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	147	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 44 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President Since 2012		Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and Since 2010		Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President Since 2013		Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton
Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November
San Mateo, CA 94403-1906		2015
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2015

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin Corefolio Allocation Fund	4
Franklin Founding Funds Allocation Fund	13
Financial Highlights and Statements of Investments	22
Financial Statements	32
Notes to Financial Statements	35
Report of Independent Registered Public Accounting
Firm	43
Tax Information	44
Board Members and Officers	46
Shareholder Information	50

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Economic and Market Overview

U.S. economic growth slowed in 2015’s first quarter but strengthened in 2015’s second quarter amid healthy consumer spending. The third and fourth quarters were less robust as exports slowed and state and local governments reduced their spending. At its December meeting, the U.S. Federal Reserve (Fed) increased its target range for the federal funds rate to 0.25%–0.50%, as policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective. Furthermore, the Fed raised its forecast for 2016 U.S. economic growth and lowered its unemployment projection. Despite periods of volatility, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index, generated a modest positive total return for 2015.

The global economy expanded moderately during the 12 months under review. As measured by the MSCI World Index, stocks in global developed markets overall were nearly unchanged for the year amid some positive developments. Weighing on global stocks at times were worries about China’s slowing economy and tumbling stock market, declining commodity prices, geopolitical tensions between Russia and Turkey, and ongoing uncertainty over the Fed’s timing for raising interest rates. Toward period-end, equity markets recovered somewhat as the Fed increased its federal funds target range, alleviating some uncertainty about a change in U.S. monetary policy. During the year, oil prices declined sharply largely due to increased global supply that exceeded demand. Gold and other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

In Europe, U.K. economic growth gained momentum from the services sector, but the economy slowed in 2015 compared with 2014. The eurozone grew moderately and generally benefited during the period from lower oil prices, a weaker euro that supported exports, the European Central Bank’s (ECB’s) accommodative policy and expectations of further ECB stimulus. Although the eurozone’s annual inflation rate declined early in the period, it rose slightly during the rest of the period. The ECB maintained its benchmark interest rates although it reduced its bank deposit rate in December, seeking to boost the region’s slowing growth Japan’s economy continued to grow in 2015’s first quarter. After a decline in the second quarter of 2015, it expanded in the third quarter as capital expenditures improved. The Bank of Japan took several actions during the reporting period, including maintaining its monetary policy, lowering its economic growth and inflation forecasts, and reorganizing its stimulus program to increase exposure to long-term government bonds and exchange-traded funds.

The foregoing information reflects our analysis and opinions as of December 31, 2015. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Corefolio Allocation Fund

This annual report for Franklin Corefolio Allocation Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a -1.20% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +1.38% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a -0.32% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund – Class R6 and Franklin Growth Fund – Class R6 outperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 underperformed the index. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 26.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FTCOX)	$16.80	$18.00	-$	1.20
C (FTCLX)	$16.61	$17.81	-$	1.20
R (N/A)	$16.81	$18.01	-$	1.20
Advisor (FCAZX)	$16.82	$18.03	-$	1.21

Distributions[1] (1/1/15–12/31/15)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.1601	$0.8620		$1.0221
C	$0.0343	$0.8620		$0.8963
R	$0.1174	$0.8620		$0.9794
Advisor	$0.2121	$0.8620		$1.0741

See page 10 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.06%
1-Year	-1.20%	-6.89%	$9,311
5-Year	+53.63%	+7.68%	$14,476
10-Year	+73.05%	+5.01%	$16,305
C				1.77%
1-Year	-1.92%	-2.85%	$9,715
5-Year	+48.15%	+8.18%	$14,815
10-Year	+61.24%	+4.89%	$16,124
R				1.27%
1-Year	-1.43%	-1.43%	$9,857
5-Year	+51.93%	+8.72%	$15,193
10-Year	+69.59%	+5.42%	$16,959
Advisor				0.77%
1-Year	-0.96%	-0.96%	$9,904
5-Year	+55.67%	+9.25%	$15,567
10-Year	+78.15%	+5.94%	$17,815

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 10 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/06–12/31/15)

$25,000
$20,000
$15,000
$10,000
$5,000
1/06
12/07
12/09
12/11
12/13
12/15
$20,242
$17,182
$16,305
Franklin Corefolio Allocation Fund
S&P 500[7]
MSCI World Index[7]

Average Annual Total Return

Class A	12/31/15
1-Year	-6.89%
5-Year	+7.68%
10-Year	+5.01%

Class C (1/1/06–12/31/15)

$25,000
$20,000
$15,000
$10,000
$5,000
1/06
12/07
12/09
12/11
12/13
12/15
$20,242
$17,182
$16,124
Franklin Corefolio Allocation Fund
S&P 500[7]
MSCI World Index[7]

Average Annual Total Return

Class C	12/31/15
1-Year	-2.85%
5-Year	+8.18%
10-Year	+4.89%

See page 10 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND

PERFORMANCE SUMMARY

See page 10 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
See www.franklintempletondatasources.com for additional data provider information.

10 Annual Report

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FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN COREFOLIO ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$956.80	$2.22	$5.08
Hypothetical (5% return before expenses)	$1,000	$1,022.94	$2.29	$5.24
C
Actual	$1,000	$953.10	$5.86	$8.71
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06	$9.00
R
Actual	$1,000	$955.60	$3.40	$6.26
Hypothetical (5% return before expenses)	$1,000	$1,021.73	$3.52	$6.46
Advisor
Actual	$1,000	$957.60	$0.94	$3.80
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.97	$3.92

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class
(A: 0.45%; C: 1.19%; R: 0.69%; and Advisor: 0.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class
(A: 1.03%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 Annual Report

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Franklin Founding Funds Allocation Fund

This annual report for Franklin Founding Funds Allocation Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statment of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a -6.18% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +1.38% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a -0.32% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33S% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund –Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 31.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 Annual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FFALX)	$12.14	$13.31	-$	1.17
C (FFACX)	$11.96	$13.11	-$	1.15
R (FFARX)	$12.16	$13.33	-$	1.17
Advisor (FFAAX)	$12.20	$13.38	-$	1.18

Distributions[1] (1/1/15–12/31/15)
	Dividend
Share Class	Income
A	$0.3586
C	$0.2596
R	$0.3268
Advisor	$0.3924

See page 19 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				0.99%
1-Year	-6.18%	-11.56%	$8,844
5-Year	+36.68%	+5.19%	$12,880
10-Year	+52.00%	+3.66%	$14,328
C				1.74%
1-Year	-6.85%	-7.76%	$9,224
5-Year	+31.67%	+5.66%	$13,167
10-Year	+41.38%	+3.52%	$14,138
R				1.24%
1-Year	-6.40%	-6.40%	$9,360
5-Year	+34.92%	+6.17%	$13,492
10-Year	+48.58%	+4.04%	$14,858
Advisor				0.74%
1-Year	-5.98%	-5.98%	$9,402
5-Year	+38.23%	+6.69%	$13,823
10-Year	+56.14%	+4.56%	$15,614

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (1/1/06–12/31/15)

$25,000
$20,000
$15,000
$10,000
$5,000
1/06
12/07
12/09
12/11
12/13
12/15
$20,242
$17,182
$14,328
Franklin Founding Funds Allocation Fund
S&P 500[7]
MSCI World Index[7]

Average Annual Total Return

Class A	12/31/15
1-Year	-11.56%
5-Year	+5.19%
10-Year	+3.66%

Class C (1/1/06–12/31/15)

$25,000
$20,000
$15,000
$10,000
$5,000
1/06
12/07
12/09
12/11
12/13
12/15
$20,242
$17,182
$14,138
Franklin Founding Funds Allocation Fund
S&P 500[7]
MSCI World Index[7]

Average Annual Total Return

Class C	12/31/15
1-Year	-7.76%
5-Year	+5.66%
10-Year	+3.52%

See page 19 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

Class R (1/1/06–12/31/15)

$25,000
$20,000
$15,000
$10,000
$5,000
1/06
12/07
12/09
12/11
12/13
12/15
$20,242
$17,182
$14,858
Franklin Founding Funds Allocation Fund
S&P 500[7]
MSCI World Index[7]

Average Annual Total Return

Class R	12/31/15
1-Year	-6.40%
5-Year	+6.17%
10-Year	+4.04%

Advisor Class (1/1/06–12/31/15)

$25,000
$20,000
$15,000
$10,000
$5,000
1/06
12/07
12/09
12/11
12/13
12/15
$20,242
$17,182
$15,614
Franklin Founding Funds Allocation Fund
S&P 500[7]
MSCI World Index[7]

Average Annual Total Return

Advisor Class	12/31/15
1-Year	-5.98%
5-Year	+6.69%
10-Year	+4.56%

See page 19 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN FOUNDING FUNDS ALLOCATION FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$930.40	$1.99	$4.87
Hypothetical (5% return before expenses)	$1,000	$1,023.14	$2.09	$5.09
C
Actual	$1,000	$927.00	$5.63	$8.50
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90	$8.89
R
Actual	$1,000	$929.30	$3.21	$6.08
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36	$6.36
Advisor
Actual	$1,000	$931.30	$0.78	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.82	$3.82

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class
(A: 0.41%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class
(A: 1.00%; C: 1.75%; R: 1.25%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Corefolio Allocation Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.00	$17.61	$13.57	$11.93	$12.41
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.23	0.11	0.11	0.11
Net realized and unrealized gains (losses)	(0.32)	0.91	4.09	1.65	(0.47)
Total from investment operations	(0.18)	1.14	4.20	1.76	(0.36)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.16)	(0.29)	(0.16)	(0.12)	(0.12)
Net realized gains	(0.86)	(0.46)	—	—	—
Total distributions	(1.02)	(0.75)	(0.16)	(0.12)	(0.12)
Net asset value, end of year.	$16.80	$18.00	$17.61	$13.57	$11.93

Total return[d]	(1.20)%	6.48%	31.01%	14.80%	(2.90)%

Ratios to average net assets
Expenses[e]	0.47%[f]	0.48%[f]	0.44%	0.36%	0.39%
Net investment income[c]	0.80%	1.27%	0.68%	0.86%	0.89%

Supplemental data
Net assets, end of year (000’s)	$523,540	$558,862	$558,124	$449,252	$418,444
Portfolio turnover rate	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.81	$17.44	$13.45	$11.82	$12.30
Income from investment operations[a]:
Net investment income (loss)[b,c]	0.02	0.10	(—)[d]	0.02	0.02
Net realized and unrealized gains (losses)	(0.33)	0.89	4.04	1.64	(0.47)
Total from investment operations	(0.31)	0.99	4.04	1.66	(0.45)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.03)	(0.16)	(0.05)	(0.03)	(0.03)
Net realized gains	(0.86)	(0.46)	—	—	—
Total distributions	(0.89)	(0.62)	(0.05)	(0.03)	(0.03)
Net asset value, end of year.	$16.61	$17.81	$17.44	$13.45	$11.82

Total return[e]	(1.92)%	5.69%	30.09%	14.04%	(3.67)%

Ratios to average net assets
Expenses[f]	1.19%[g]	1.19%[g]	1.15%	1.07%	1.10%
Net investment income (loss)[c]	0.08%	0.56%	(0.03)%	0.15%	0.18%

Supplemental data
Net assets, end of year (000’s)	$172,116	$176,680	$176,332	$142,879	$138,447
Portfolio turnover rate	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.01	$17.60	$13.56	$11.93	$12.41
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.16	0.06	0.09	0.08
Net realized and unrealized gains (losses)	(0.32)	0.95	4.11	1.64	(0.47)
Total from investment operations	(0.22)	1.11	4.17	1.73	(0.39)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.12)	(0.24)	(0.13)	(0.10)	(0.09)
Net realized gains	(0.86)	(0.46)	—	—	—
Total distributions	(0.98)	(0.70)	(0.13)	(0.10)	(0.09)
Net asset value, end of year.	$16.81	$18.01	$17.60	$13.56	$11.93

Total return	(1.43)%	6.30%	30.76%	14.49%	(3.15)%

Ratios to average net assets
Expenses[d]	0.69%[e]	0.69%[e]	0.65%	0.57%	0.60%
Net investment income[c]	0.58%	1.06%	0.47%	0.65%	0.68%

Supplemental data
Net assets, end of year (000’s)	$1,423	$1,545	$1,903	$1,856	$1,686
Portfolio turnover rate	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$18.03	$17.64	$13.59	$11.95	$12.44
Income from investment operations[a]:
Net investment income[b,c]	0.21	0.32	0.18	0.18	0.17
Net realized and unrealized gains (losses)	(0.35)	0.88	4.08	1.62	(0.50)
Total from investment operations	(0.14)	1.20	4.26	1.80	(0.33)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.21)	(0.35)	(0.21)	(0.16)	(0.16)
Net realized gains	(0.86)	(0.46)	—	—	—
Total distributions	(1.07)	(0.81)	(0.21)	(0.16)	(0.16)
Net asset value, end of year.	$16.82	$18.03	$17.64	$13.59	$11.95

Total return	(0.96)%	6.79%	31.38%	15.11%	(2.67)%

Ratios to average net assets
Expenses[d]	0.19%[e]	0.19%[e]	0.15%	0.07%	0.10%
Net investment income[c]	1.08%	1.56%	0.97%	1.15%	1.18%

Supplemental data
Net assets, end of year (000’s)	$19,396	$18,918	$15,495	$10,245	$7,815
Portfolio turnover rate	0.53%	5.77%	5.90%	2.14%	2.50%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 25

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds 99.9%
Domestic Equity 75.6%
[a,b]Franklin Flex Cap Growth Fund, Class R6	3,801,458	$180,949,419
[a]Franklin Growth Fund, Class R6	2,473,407	181,473,884
[a]Franklin Mutual Shares Fund, Class R6	6,905,289	179,399,405
		541,822,708
Foreign Equity 24.3%
[a]Templeton Growth Fund Inc., Class R6	7,963,031	174,151,489
Total Investments in Underlying Funds
before Short Term Investments (Cost $574,229,879)		715,974,197

Short Term Investments (Cost $1,313,882) 0.2%
Money Market Funds 0.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,313,882	1,313,882
Total Investments in Underlying Funds (Cost $575,543,761) 100.1%		717,288,079
Other Assets, less Liabilities (0.1)%		(813,170)
Net Assets 100.0%		$716,474,909

aSee Note 3e regarding investments in Underlying Funds.
bNon-income producing.

26 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Founding Funds Allocation Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.31	$13.37	$11.14	$9.88	$10.46
Income from investment operations[a]:
Net investment income[b,c]	0.35	0.46	0.32	0.35	0.35
Net realized and unrealized gains (losses)	(1.16)	(0.06)	2.29	1.28	(0.55)
Total from investment operations	(0.81)	0.40	2.61	1.63	(0.20)
Less distributions from net investment income	(0.36)	(0.46)	(0.38)	(0.37)	(0.38)
Net asset value, end of year.	$12.14	$13.31	$13.37	$11.14	$9.88

Total return[d]	(6.18)%	2.92%	23.64%	16.76%	(1.95)%

Ratios to average net assets
Expenses[e]	0.41%[f]	0.41%[f]	0.39%	0.33%	0.34%
Net investment income[c]	2.65%	3.35%	2.63%	3.24%	3.36%

Supplemental data
Net assets, end of year (000’s)	$3,346,192	$3,958,706	$4,170,045	$3,766,640	$3,773,080
Portfolio turnover rate	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 27

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.11	$13.18	$10.99	$9.75	$10.32
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.35	0.23	0.26	0.27
Net realized and unrealized gains (losses)	(1.14)	(0.07)	2.25	1.27	(0.54)
Total from investment operations	(0.89)	0.28	2.48	1.53	(0.27)
Less distributions from net investment income	(0.26)	(0.35)	(0.29)	(0.29)	(0.30)
Net asset value, end of year.	$11.96	$13.11	$13.18	$10.99	$9.75

Total return[d]	(6.85)%	2.12%	22.69%	15.87%	(2.65)%

Ratios to average net assets
Expenses[e]	1.16%[f]	1.16%[f]	1.14%	1.08%	1.09%
Net investment income[c]	1.90%	2.60%	1.88%	2.49%	2.61%

Supplemental data
Net assets, end of year (000’s)	$1,458,281	$1,745,766	$1,829,111	$1,657,087	$1,743,292
Portfolio turnover rate	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2015.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.33	$13.39	$11.16	$9.89	$10.48
Income from investment operations[a]:
Net investment income[b,c]	0.32	0.44	0.29	0.31	0.35
Net realized and unrealized gains (losses)	(1.16)	(0.08)	2.29	1.30	(0.58)
Total from investment operations	(0.84)	0.36	2.58	1.61	(0.23)
Less distributions from net investment income	(0.33)	(0.42)	(0.35)	(0.34)	(0.36)
Net asset value, end of year.	$12.16	$13.33	$13.39	$11.16	$9.89

Total return	(6.40)%	2.68%	23.28%	16.52%	(2.27)%

Ratios to average net assets
Expenses[d]	0.66%[e]	0.66%[e]	0.64%	0.58%	0.59%
Net investment income[c]	2.40%	3.10%	2.38%	2.99%	3.11%

Supplemental data
Net assets, end of year (000’s)	$10,724	$11,619	$10,597	$10,058	$11,922
Portfolio turnover rate	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.38	$13.44	$11.20	$9.93	$10.52
Income from investment operations[a]:
Net investment income[b,c]	0.39	0.53	0.39	0.38	0.39
Net realized and unrealized gains (losses)	(1.18)	(0.10)	2.26	1.29	(0.57)
Total from investment operations	(0.79)	0.43	2.65	1.67	(0.18)
Less distributions from net investment income	(0.39)	(0.49)	(0.41)	(0.40)	(0.41)
Net asset value, end of year.	$12.20	$13.38	$13.44	$11.20	$9.93

Total return	(5.98)%	3.17%	23.93%	17.08%	(1.78)%

Ratios to average net assets
Expenses[d]	0.16%[e]	0.16%[e]	0.14%	0.08%	0.09%
Net investment income[c]	2.90%	3.60%	2.88%	3.49%	3.61%

Supplemental data
Net assets, end of year (000’s)	$123,966	$141,932	$114,369	$71,487	$72,427
Portfolio turnover rate	—%	3.79%	3.04%	3.59%	3.69%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2015.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds 99.3%
Domestic Equity 33.2%
[a]Franklin Mutual Shares Fund, Class R6	63,039,216	$1,637,758,841
Domestic Hybrid 33.1%
[a]Franklin Income Fund, Class R6	786,503,572	1,635,927,430
Foreign Equity 33.0%
[a]Templeton Growth Fund Inc., Class R6	74,595,691	1,631,407,754
Total Investments in Underlying Funds
before Short Term Investments (Cost $5,128,947,451)		4,905,094,025

Short Term Investments (Cost $42,916,312) 0.9%
Money Market Funds 0.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio.	42,916,312	42,916,312
Total Investments in Underlying Funds (Cost $5,171,863,763) 100.2%		4,948,010,337
Other Assets, less Liabilities (0.2)%		(8,847,681)
Net Assets 100.0%		$4,939,162,656

aSee Note 3e regarding investments in Underlying Funds.
bNon-income producing.

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The accompanying notes are an integral part of these financial statements. | Annual Report 31

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2015

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 3e)
Cost	$575,543,761	$5,171,863,763
Value	$717,288,079	$4,948,010,337
Receivables:
Capital shares sold	662,451	5,425,661
Other assets	60	460
Total assets	717,950,590	4,953,436,458
Liabilities:
Payables:
Capital shares redeemed	759,542	9,000,903
Administrative fees	18,320	126,041
Distribution fees	536,729	3,935,807
Transfer agent fees	108,774	946,877
Accrued expenses and other liabilities.	52,316	264,174
Total liabilities	1,475,681	14,273,802
Net assets, at value	$716,474,909	$4,939,162,656
Net assets consist of:
Paid-incapital	$553,019,599	$7,534,799,318
Undistributed net investment income.	253,021	14,190,856
Net unrealized appreciation (depreciation)	141,744,318	(223,853,426)
Accumulated net realized gain (loss)	21,457,971	(2,385,974,092)
Net assets, at value	$716,474,909	$4,939,162,656
Class A:
Net assets,at value	$523,540,093	$3,346,191,961
Shares outstanding.	31,163,669	275,693,021
Net asset value per share[a]	$16.80	$12.14
Maximum offering price per share (net asset value per share ÷ 94.25%)	$17.82	$12.88
Class C:
Net assets, at value	$172,116,077	$1,458,281,156
Shares outstanding.	10,361,276	121,930,546
Net asset value and maximum offering price per share[a]	$16.61	$11.96
Class R:
Net assets, at value	$1,422,606	$10,724,028
Shares outstanding.	84,649	882,009
Net asset value and maximum offering price per share	$16.81	$12.16
Advisor Class :
Net assets,at value	$19,396,133	$123,965,511
Shares outstanding.	1,152,870	10,157,313
Net asset value and maximum offering price per share	$16.82	$12.20

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

32 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2015

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 3e)	$9,525,724	$169,828,947
Expenses:
Administrative fee (Note 3e)	225,902	1,662,773
Distribution fees: (Note 3b)
Class A	1,535,623	9,357,496
Class C	1,785,204	16,423,909
Class R	7,660	58,457
Transfer agent fees: (Note 3d)
Class A	707,725	4,428,736
Class C	228,154	1,947,970
Class R	1,960	13,818
Advisor Class	24,621	164,888
Reports to shareholders	63,903	484,157
Registration and filing fees	82,307	153,695
Professional fees	35,489	61,987
Trustees’ fees and expenses	5,436	41,060
Other	11,323	47,505
Total expenses	4,715,307	34,846,451
Expenses waived/paid by affiliates (Note 3e)	(240)	(13,687)
Net expenses.	4,715,067	34,832,764
Net investment income	4,810,657	134,996,183
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments in Underlying Funds (Note 3e)	7,055,431	79,377,017
Realized gain distributions by Underlying Funds (Note 3e)	37,545,258	102,735,259
Net realized gain (loss)	44,600,689	182,112,276
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(59,102,865)	(658,109,619)
Net realized and unrealized gain(loss)	(14,502,176)	(475,997,343)
Net increase (decrease) in net assets resulting from operations	$(9,691,519)	$(341,001,160)

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The accompanying notes are an integral part of these financial statements. | Annual Report 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$4,810,657	$8,388,248	$134,996,183	$191,442,759
Netrealizedgain(loss)	44,600,689	41,511,109	182,112,276	83,265,093
Net change in unrealized appreciation (depreciation)	(59,102,865)	(3,551,863)	(658,109,619)	(108,863,053)
Net increase (decrease) in net assets resulting from
operations	(9,691,519)	46,347,494	(341,001,160)	165,844,799
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(4,857,615)	(8,829,349)	(98,500,766)	(133,406,015)
Class C	(344,671)	(1,592,410)	(31,651,129)	(46,293,686)
Class R	(9,705)	(20,055)	(288,382)	(359,896)
Advisor Class	(237,700)	(358,226)	(4,014,176)	(5,003,841)
Net realized gains:
Class A	(26,103,339)	(14,098,077)	—	—
Class C	(8,598,561)	(4,523,072)	—	—
Class R	(72,612)	(40,063)	—	—
Advisor Class	(921,242)	(436,646)	—	—
Total distributions to shareholders	(41,145,445)	(29,897,898)	(134,454,453)	(185,063,438)
Capital share transactions: (Note 2)
ClassA	1,681,278	(11,607,396)	(291,816,141)	(200,440,623)
ClassC	7,843,594	(3,453,757)	(145,892,163)	(76,893,558)
ClassR	(17,938)	(398,674)	143,883	1,081,592
Advisor Class	1,799,263	3,161,219	(5,840,597)	29,372,430
Total capital share transactions	11,306,197	(12,298,608)	(443,405,018)	(246,880,159)
Net increase (decrease) in net assets	(39,530,767)	4,150,988	(918,860,631)	(266,098,798)
Net assets:
Beginning of year	756,005,676	751,854,688	5,858,023,287	6,124,122,085
End of year.	$716,474,909	$756,005,676	$4,939,162,656	$5,858,023,287
Undistributed net investment income included in net assets:
End of year.	$253,021	$308,304	$14,190,856	$8,313,547

34 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2015, each Fund has determined that no tax liability isrequired in its financial statements related to uncertaintax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those thatremain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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Annual Report

35

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold	3,001,182	$54,267,449	18,163,303	$240,044,331
Shares issued in reinvestment of distributions	1,707,783	30,211,212	7,502,937	94,732,766
Shares redeemed	(4,587,530)	(82,797,383)	(47,501,150)	(626,593,238)
Net increase (decrease)	121,435	$1,681,278	(21,834,910)	$(291,816,141)
Year ended December 31, 2014
Shares sold	2,413,183	$43,518,714	19,906,286	$273,633,151
Shares issued in reinvestment of distributions	1,224,302	22,288,418	9,416,761	127,659,936
Shares redeemed	(4,285,411)	(77,414,528)	(43,730,010)	(601,733,710)
Net increase (decrease)	(647,926)	$(11,607,396)	(14,406,963)	$(200,440,623)

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	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2015
Shares sold	1,337,864	$23,778,283	7,259,845	$93,929,359
Shares issued in reinvestment of distributions	489,808	8,602,866	2,368,889	29,282,876
Shares redeemed	(1,384,615)	(24,537,555)	(20,826,861)	(269,104,398)
Net increase (decrease)	443,057	$7,843,594	(11,198,127)	$(145,892,163)
Year ended December 31, 2014
Shares sold	996,127	$17,701,623	9,884,802	$134,054,863
Shares issued in reinvestment of distributions	326,186	5,874,206	3,199,427	42,547,550
Shares redeemed	(1,516,270)	(27,029,586)	(18,703,992)	(253,495,971)
Net increase (decrease)	(193,957)	$(3,453,757)	(5,619,763)	$(76,893,558)
Class R Shares:
Year ended December 31, 2015
Shares sold	2,501	$44,950	157,570	$2,082,811
Shares issued in reinvestment of distributions	4,643	82,317	22,443	283,329
Shares redeemed	(8,291)	(145,205)	(169,724)	(2,222,257)
Net increase (decrease)	(1,147)	$(17,938)	10,289	$143,883
Year ended December 31, 2014
Shares sold	4,924	$89,486	211,459	$2,909,865
Shares issued in reinvestment of distributions	3,303	60,118	26,264	356,063
Shares redeemed	(30,535)	(548,278)	(157,159)	(2,184,336)
Net increase (decrease)	(22,308)	$(398,674)	80,564	$1,081,592
Advisor Class Shares:
Year ended December 31, 2015
Shares sold	253,472	$4,523,516	2,770,971	$36,825,401
Shares issued in reinvestment of distributions	53,169	939,787	291,017	3,703,795
Shares redeemed	(202,887)	(3,664,040)	(3,514,049)	(46,369,793)
Net increase (decrease)	103,754	$1,799,263	(452,061)	$(5,840,597)
Year ended December 31, 2014
Shares sold	206,099	$3,805,167	4,069,923	$56,722,830
Shares issued in reinvestment of distributions	37,593	685,534	339,057	4,620,646
Shares redeemed	(72,888)	(1,329,482)	(2,309,193)	(31,971,046)
Net increase (decrease)	170,804	$3,161,219	2,099,787	$29,372,430

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
a.	Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

For Franklin Founding Funds Allocation Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

For Franklin Corefolio Allocation Fund, the Board has set the current rate at 0.25% per year for Class A shares, effective August 1, 2015, until further notice and approval by the Board. Prior to August 1, 2015, the Board had set the rate at 0.30% per year for Class A shares.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$176,644	$795,428
CDSC retained.	$5,703	$57,392

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

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NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Transfer agent fees	$625,873	$3,134,856

e. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

Investments in Underlying Funds for the year ended December 31, 2015, were as follows:

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares	Value				Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)		of Year

Franklin Corefolio
Allocation Fund
Franklin Flex Cap Growth
Fund, Class R6	3,732,210	436,619	(367,371)	3,801,458	$180,949,419	$—	$20,531,683	[a]	5.45%
Franklin Growth Fund,
Class R6	2,568,915	104,698	(200,206)	2,473,407	181,473,884	2,062,199	12,872,514	[a]	1.54%
Franklin Mutual Shares
Fund, Class R6	6,472,059	591,821	(158,591)	6,905,289	179,399,405	3,999,676	11,200,725	[a]	1.21%
Institutional Fiduciary
Trust Money Market
Portfolio	69,924	34,617,493	(33,373,535)	1,313,882	1,313,882	—	—		0.01%
Templeton Growth
Fund Inc., Class R6	7,644,877	326,942	(8,788)	7,963,031	174,151,489	3,463,849	(4,233)		1.23%

Total					$717,288,079	$9,525,724	$44,600,689

Franklin Founding
Funds Allocation
Fund
Franklin Income Fund,
ClassR6	812,267,014	44,127,240	(69,890,682)	786,503,572	$1,635,927,430	$100,515,502	$(2,490,031)		2.17%
Franklin Mutual Shares
Fund, Class R6	66,439,008	5,424,822	(8,824,614)	63,039,216	1,637,758,841	36,670,888	165,926,989	[a]	11.06%
Institutional Fiduciary
Trust Money Market
Portfolio	37,146,628	376,012,481	(370,242,797)	42,916,312	42,916,312	—	—		0.22%
Templeton Growth
Fund Inc., Class R6	81,271,618	1,514,736	(8,190,663)	74,595,691	1,631,407,754	32,642,557	18,675,318		11.56%

Total					$4,948,010,337	$169,828,947	$182,112,276

[a]Includes realized gain distributions received.

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2015, the capital loss carryforwards were as follows:

Franklin
Founding Funds
Allocation Fund
Capital loss carryforwards subject to expiration:
2016	$666,677,037
2017	1,091,470,427
2018	465,945,460
Long term capital loss carryforwards
not subject to expiration	133,217,452
Total capital loss carry forwards	$2,357,310,376

During the year ended December 31, 2015, Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund utilized $5,160,881 and $176,966,960, respectively, of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2015 and 2014, was as follows:

	Franklin		Franklin
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$5,449,691	$10,800,040	$134,454,453	$185,063,438
Long term capital gain	35,695,754	19,097,858	—	—
	$41,145,445	$29,897,898	$134,454,453	$185,063,438

At December 31, 2015, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$579,322,421	$5,200,527,479

Unrealized appreciation	$141,744,318	$110,794,782
Unrealized depreciation	(3,778,660)	(363,311,924)
Net unrealized appreciation (depreciation)	$137,965,658	$(252,517,142)

Undistributed ordinary income	$253,019	$14,190,855
Undistributed long term capital gains	25,236,632	—
Distributable earnings	$25,489,651	$14,190,855

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.

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5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2015, were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Purchases	$4,000,000	$—
Sales	$40,060,400	$616,000,000

6. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 12, 2016, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 10, 2017, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2015, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

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NOTES TO FINANCIAL STATEMENTS

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 16, 2016

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $35,695,754 as a long term capital gain dividend for the fiscal year ended December 31, 2015.

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2015:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund

97.45%	41.58%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2015:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund

$5,449,691	$108,363,067

Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2015, the Funds qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 29, 2015, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin Corefolio Allocation Fund
ClassA	$0.0079	$0.0794	$0.0593
ClassC	$0.0079	$0.0794	$0.0593
ClassR	$0.0079	$0.0794	$0.0593
AdvisorClass	$0.0079	$0.0794	$0.0593

Franklin Founding Funds Allocation Fund
ClassA	$0.0078	$0.0775	$0.0579
ClassC	$0.0078	$0.0775	$0.0579
ClassR	$0.0078	$0.0775	$0.0579
AdvisorClass	$0.0078	$0.0775	$0.0579

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

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Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2016, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2015. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2015 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	147	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	123	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015-present); director of various companies; and
formerly, Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	147	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium)
				(1999-2015) and H.J. Heinz Company
				(processed foods and allied products)
				(1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	147	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	147	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	147	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	123	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	164	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	147	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 44 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President Since 2012		Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and Since 2010		Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President Since 2013		Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton
Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November
San Mateo, CA 94403-1906		2015
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2015

Franklin Fund Allocator Series

Franklin LifeSmart™

2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin LifeSmart™ 2015 Retirement Target Fund	4
Franklin LifeSmart™ 2020 Retirement Target Fund	14
Franklin LifeSmart™ 2025 Retirement Target Fund	24
Franklin LifeSmart™ 2030 Retirement Target Fund	34
Franklin LifeSmart™ 2035 Retirement Target Fund	44
Franklin LifeSmart™ 2040 Retirement Target Fund	54
Franklin LifeSmart™ 2045 Retirement Target Fund	64
Franklin LifeSmart™ 2050 Retirement Target Fund	74
Franklin LifeSmart™ 2055 Retirement Target Fund	84
Financial Highlights and Statements of Investments	94
Financial Statements	157
Notes to Financial Statements	171
Report of Independent Registered Public Accounting
Firm	195
Tax Information	196
Board Members and Officers	200
Shareholder Information	204

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Economic and Market Overview

U.S. economic growth slowed in 2015’s first quarter but strengthened in 2015’s second quarter amid healthy consumer spending. The third and fourth quarters were less robust as exports slowed and state and local governments reduced their spending. At its December meeting, the U.S. Federal Reserve (Fed) increased its target range for the federal funds rate to 0.25%–0.50%, as policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective. Furthermore, the Fed raised its forecast for 2016 U.S. economic growth and lowered its unemployment projection. Despite periods of volatility, the broad U.S. stock market, as measured by the Standard & Poor’s 500 Index, generated a modest positive total return for 2015.

The global economy expanded moderately during the 12 months under review. As measured by the MSCI World Index, stocks in global developed markets overall were nearly unchanged for the year amid some positive developments. Weighing on global stocks at times were worries about China’s slowing economy and tumbling stock market, declining commodity prices, geopolitical tensions between Russia and Turkey, and ongoing uncertainty over the Fed’s timing for raising interest rates. Toward period-end, equity markets recovered somewhat as the Fed increased its federal funds target range, alleviating some uncertainty about a change in the U.S. monetary policy. During the year, oil prices declined sharply largely due to increased global supply that exceeded demand. Gold and other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

In Europe, U.K. economic growth gained momentum from the services sector, but the economy slowed in 2015 compared with 2014. The eurozone grew moderately and generally benefited during the period from lower oil prices, a weaker euro that supported exports, the European Central Bank’s (ECB’s) accommodative policy, an improved 2015 eurozone growth forecast, and expectations of further ECB stimulus. Although the eurozone’s annual inflation rate declined early in the period, it rose slightly during the rest of the period. The ECB maintained its benchmark interest rates although it reduced its bank deposit rate in December, seeking to boost the region’s slowing growth.

Japan’s economy continued to grow in 2015’s first quarter. After a decline in the second quarter of 2015, it expanded in the third quarter as capital expenditures improved. The Bank of Japan took several actions during the reporting period, including maintaining its monetary policy, lowering its economic growth and inflation forecasts, and reorganizing its stimulus program to increase exposure to long-term government bonds and exchange-traded funds.

The foregoing information reflects our analysis and opinions as of December 31, 2015. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin LifeSmart 2015 Retirement Target Fund

This annual report for Franklin LifeSmart 2015 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2015 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -2.59% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 99.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	23.3%
Franklin Low Duration Total Return Fund – Class R6	18.3%
Franklin Strategic Income Fund – Class R6	6.3%
Franklin K2 Alternative Strategies Fund – Class R6	6.2%
Franklin Focused Core Equity Fund – Class R6	3.5%
Franklin Growth Fund – Class R6	3.5%
Franklin DynaTech Fund – Class R6	3.3%
Franklin Emerging Market Debt Opportunities Fund	3.3%
Deutsche X-trackers MSCI Europe Hedged Equity
ETF	2.9%
Franklin International Small Cap Growth Fund –
Class R6	2.9%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2015 Retirement Target Fund allocated 35.2% of total net assets to equity, 54.9% to fixed income and 8.1% to alternative strategies. Domestic equity exposure was 53.4% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Focused Core Equity Fund – Class R6, at 3.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.5% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 23.3% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays Multiverse Index.

On December 3, 2015, the Board approved a proposal to reposition the Franklin LifeSmart 2015 Retirement Target Fund, subject to shareholder approval of certain matters. Among other things, the repositioning would involve changing the name of the fund to “Franklin LifeSmart Retirement Income Fund,” and modifying the investment goal to the following: “The Fund’s investment goal is to seek to make monthly distributions, while preserving the investor’s capital over the long term.” In addition, the strategies of the Fund would be modified. Shareholders have or will receive a proxy statement requesting their votes on certain proposals related to the repositioning. If such proposals are approved by the fund’s shareholders, the repositioning is currently expected to be completed on or about May 1, 2016.

Thank you for your continued participation in Franklin LifeSmart 2015 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FTRAX)	$10.78	$11.67	-$	0.89
C (FRTCX)	$10.66	$11.55	-$	0.89
R (FBRLX)	$10.74	$11.64	-$	0.90
R6 (FLMTX)	$10.82	$11.72	-$	0.90
Advisor (FLRDX)	$10.81	$11.71	-$	0.90

Distributions[1] (1/1/15–12/31/15)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.2672	$0.3317		$0.5989
C	$0.1861	$0.3317		$0.5178
R	$0.2462	$0.3317		$0.5779
R6	$0.3057	$0.3317		$0.6374
Advisor	$0.2990	$0.3317		$0.6307

See page 11 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				0.98%	1.47%
1-Year	-2.59%	-8.18%	$9,182
5-Year	+22.07%	+2.84%	$11,501
Since Inception (8/1/06)	+57.06%	+4.25%	$14,803
C				1.68%	2.17%
1-Year	-3.32%	-4.24%	$9,576
5-Year	+17.83%	+3.34%	$11,783
Since Inception (8/1/06)	+47.01%	+4.18%	$14,701
R				1.18%	1.67%
1-Year	-2.87%	-2.87%	$9,713
5-Year	+20.76%	+3.84%	$12,076
Since Inception (8/1/06)	+53.93%	+4.69%	$15,393
R6				0.63%	1.07%
1-Year	-2.34%	-2.34%	$9,766
Since Inception (5/1/13)	+8.94%	+3.26%	$10,894
Advisor				0.68%	1.17%
1-Year	-2.40%	-2.40%	$9,760
5-Year	+23.77%	+4.36%	$12,377
Since Inception (8/1/06)	+61.50%	+5.22%	$16,150

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2015 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$958.70	$1.53	$4.89
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.04
C
Actual	$1,000	$955.10	$5.17	$8.53
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$8.79
R
Actual	$1,000	$957.40	$2.71	$6.07
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.26
R6
Actual	$1,000	$959.70	$0.00	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.47
Advisor
Actual	$1,000	$959.20	$0.25	$3.60
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.72

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.99%; C: 1.73%; R: 1.23%; R6: 0.68%; and Adviser 0.73%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Annual Report

Franklin LifeSmart 2020 Retirement Target Fund

This annual report for Franklin LifeSmart 2020 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -2.18% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 106.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	16.1%
Franklin Low Duration Total Return Fund – Class R6	12.6%
Franklin Growth Fund – Class R6	6.3%
Franklin Focused Core Equity Fund – Class R6	6.1%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
Franklin International Small Cap Growth Fund –
Class R6	5.1%
Franklin DynaTech Fund – Class R6	4.9%
Franklin Strategic Income Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	3.7%
iShares Core MSCI Emerging Markets ETF	3.5%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 53.5% of total net assets to equity, 36.7% to fixed income and 7.9% to alternative strategies. Domestic equity exposure was 55.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 6.3% of the Fund’s total investments, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.5% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 16.1% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper- formed the Barclays Multiverse Index, while Franklin Low Duration Total Return – Class R6 performed better than the index.

Thank you for your participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Annual Report

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FLRMX)	$10.61	$11.14	-$	0.53
C (FLRQX)	$10.56	$11.08	-$	0.52
R (FLRVX)	$10.59	$11.12	-$	0.53
R6 (FRTSX)	$10.64	$11.15	-$	0.51
Advisor (FLROX)	$10.63	$11.15	-$	0.52

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1919	$0.0035		$0.0999	$0.2953
C	$0.1196	$0.0035		$0.0999	$0.2230
R	$0.1739	$0.0035		$0.0999	$0.2773
R6	$0.2234	$0.0035		$0.0999	$0.3268
Advisor	$0.2183	$0.0035		$0.0999	$0.3217

See page 21 for Performance Summary footnotes.

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Annual Report

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.00%	2.90%
1-Year	-2.18%	-7.80%	$9,220
Since Inception (7/1/13)	+13.51%	+2.73%	$10,698
C				1.70%	3.60%
1-Year	-2.84%	-3.79%	$9,621
Since Inception (7/1/13)	+11.42%	+4.42%	$11,142
R				1.20%	3.10%
1-Year	-2.35%	-2.35%	$9,765
Since Inception (7/1/13)	+12.86%	+4.96%	$11,286
R6				0.65%	2.46%
1-Year	-1.80%	-1.80%	$9,820
Since Inception (7/1/13)	+14.44%	+5.54%	$11,444
Advisor				0.70%	2.60%
1-Year	-1.85%	-1.85%	$9,815
Since Inception (7/1/13)	+14.30%	+5.49%	$11,430

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$956.00	$1.53	$5.08
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.24
C
Actual	$1,000	$951.90	$5.17	$8.71
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.00
R
Actual	$1,000	$955.10	$2.71	$6.26
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.46
R6
Actual	$1,000	$957.60	$0.00	$3.55
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.67
Advisor
Actual	$1,000	$957.30	$0.25	$3.80
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.92

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.03%; C: 1.77%; R: 1.27%; R6: 0.72%; Advisor: 0.77%), multiplied by average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com

Annual Report

Franklin LifeSmart 2025 Retirement Target Fund

This annual report for Franklin LifeSmart 2025 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -2.08% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 113.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	10.4%
Franklin Low Duration Total Return Fund – Class R6	7.7%
Franklin Focused Core Equity Fund – Class R6	7.4%
Franklin Growth Fund – Class R6	6.6%
Franklin International Small Cap Growth Fund –
Class R6	6.1%
Franklin DynaTech Fund – Class R6	6.0%
Franklin K2 Alternative Strategies Fund – Class R6	5.9%
iShares Core MSCI Emerging Markets ETF	4.9%
Franklin Mutual International Fund – Class R6	4.7%
Franklin Rising Dividends Fund – Class R6	4.0%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 66.8% of total net assets to equity, 23.3% to fixed income and 7.9% to alternative strategies. Domestic equity exposure was 54.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Focused Core Equity Fund – Class R6, at 7.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 49.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 10.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays Multiverse Index, while Franklin Low Duration Total Return Fund – Class R6 performed better than the Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FTRTX)	$11.44	$12.36	-$	0.92
C (FTTCX)	$11.27	$12.18	-$	0.91
R (FRELX)	$11.40	$12.31	-$	0.91
R6 (FTLMX)	$11.47	$12.39	-$	0.92
Advisor (FLRFX)	$11.46	$12.38	-$	0.92

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1894	$0.0108		$0.4758	$0.6760
C	$0.1046	$0.0108		$0.4758	$0.5912
R	$0.1656	$0.0108		$0.4758	$0.6522
R6	$0.2289	$0.0108		$0.4758	$0.7155
Advisor	$0.2220	$0.0108		$0.4758	$0.7086

See page 31 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.01%	1.49%
1-Year	-2.08%	-7.68%	$9,232
5-Year	+31.62%	+4.41%	$12,409
Since Inception (8/1/06)	+62.37%	+4.62%	$15,304
C				1.71%	2.19%
1-Year	-2.74%	-3.67%	$9,633
5-Year	+27.07%	+4.91%	$12,707
Since Inception (8/1/06)	+52.08%	+4.55%	$15,208
R				1.21%	1.69%
1-Year	-2.20%	-2.20%	$9,780
5-Year	+30.30%	+5.44%	$13,030
Since Inception (8/1/06)	+59.41%	+5.08%	$15,941
R6				0.66%	1.05%
1-Year	-1.74%	-1.74%	$9,826
Since Inception (5/1/13)	+17.22%	+6.14%	$11,722
Advisor				0.71%	1.19%
1-Year	-1.80%	-1.80%	$9,820
5-Year	+33.44%	+5.94%	$13,344
Since Inception (8/1/06)	+66.79%	+5.58%	$16,679

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

Class R (8/1/06–12/31/15)

$20,000
$15,000
$10,000
$5,000
08/06
12/07
12/09
12/11
12/13
12/15
$15,941
$15,651
$14,095
$11,004
Franklin LifeSmart 2025 Retirement Target Fund
MSCI ACWI[7]
Barclays Multiverse Index[7]
P&R 90 Day U.S. T-Bill Index[8]

Average Annual Total Return

Class R	12/31/15
1-Year	-2.20%
5-Year	+5.44%
Since Inception (8/1/06)	+5.08%

Class R6 (5/1/13–12/31/15)

$13,000
$12,000
$11,000
$10,000
$9,000
05/13
12/13
12/14
12/15
$11,722
$11,560
$10,009
$9,557
Franklin LifeSmart 2025 Retirement Target Fund
MSCI ACWI[7]
Barclays Multiverse Index[7]
P&R 90 Day U.S. T-Bill Index[8]

Average Annual Total Return

Class R6	12/31/15
1-Year	-1.74%
Since Inception (5/1/13)	+6.14%

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$951.40	$1.52	$5.12
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.30
C
Actual	$1,000	$948.30	$5.16	$8.74
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.05
R
Actual	$1,000	$951.70	$2.71	$6.30
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.51
R6
Actual	$1,000	$953.30	$0.00	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.72
Advisor
Actual	$1,000	$952.70	$0.25	$3.84
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$3.97

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.04%; C: 1.78%; R: 1.28%; R6: 0.73%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin LifeSmart 2030 Retirement Target Fund

This annual report for Franklin LifeSmart 2030 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -1.75% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find more of the Fund’s performance data in the Performance Summary beginning on page 37.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 120.

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Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	8.6%
Franklin Focused Core Equity Fund – Class R6	8.2%
Franklin International Small Cap Growth Fund –
Class R6	7.5%
Franklin DynaTech Fund – Class R6	7.4%
Templeton Global Total Return Fund – Class R6	6.4%
Franklin K2 Alternative Strategies Fund – Class R6	6.1%
Franklin Mutual International Fund – Class R6	5.3%
Franklin Low Duration Total Return Fund – Class R6	5.0%
Franklin Growth Opportunities Fund – Class R6	4.6%
Franklin Rising Dividends Fund – Class R6	4.4%

shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 74.3% of total net assets to equity, 14.9% to fixed income and 7.9% to alternative strategies. Domestic equity exposure was 57.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 8.6% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 6.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper- formed the Barclays Multiverse Index, while Franklin Low Duration Total Return – Class R6 performed better than the index.

Thank you for your participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FLRSX)	$10.95	$11.45	-$	0.50
C (FLRTX)	$10.86	$11.38	-$	0.52
R (FLRWX)	$10.94	$11.44	-$	0.50
R6 (FLERX)	$10.99	$11.47	-$	0.48
Advisor (FLRZX)	$10.98	$11.47	-$	0.49

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1576	$0.0039		$0.1489	$0.3104
C	$0.1008	$0.0039		$0.1489	$0.2536
R	$0.1412	$0.0039		$0.1489	$0.2940
R6	$0.1833	$0.0039		$0.1489	$0.3361
Advisor	$0.1803	$0.0039		$0.1489	$0.3331

See page 41 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	2.95%
1-Year	-1.75%	-7.41%	$9,259
Since Inception (7/1/13)	+16.05%	+3.65%	$10,938
C				1.72%	3.65%
1-Year	-2.43%	-3.39%	$9,661
Since Inception (7/1/13)	+14.10%	+5.42%	$11,410
R				1.22%	3.15%
1-Year	-1.89%	-1.89%	$9,811
Since Inception (7/1/13)	+15.44%	+5.91%	$11,544
R6				0.67%	2.41%
1-Year	-1.34%	-1.34%	$9,866
Since Inception (7/1/13)	+17.04%	+6.49%	$11,704
Advisor				0.72%	2.65%
1-Year	-1.46%	-1.46%	$9,854
Since Inception (7/1/13)	+16.83%	+6.42%	$11,683

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$953.90	$1.53	$5.22
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.40
C
Actual	$1,000	$950.10	$5.16	$8.85
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.15
R
Actual	$1,000	$953.00	$2.71	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.61
R6
Actual	$1,000	$955.80	$0.00	$3.70
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.82
Advisor
Actual	$1,000	$955.70	$0.25	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$4.08

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.06%; C: 1.80%; R: 1.30%; R6: 0.75%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Annual Report

Franklin LifeSmart 2035 Retirement Target Fund

This annual report for Franklin LifeSmart 2035 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under market conditions.

Performance Overview

The Fund’s Class A shares had a -2.00% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 127.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Focused Core Equity Fund – Class R6	8.9%
Franklin Growth Fund – Class R6	8.2%
Franklin DynaTech Fund – Class R6	7.8%
Franklin International Small Cap Growth Fund –
Class R6	7.3%
Franklin K2 Alternative Strategies Fund – Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	5.6%
Franklin Mutual International Fund – Class R6	5.5%
Franklin Rising Dividends Fund – Class R6	5.2%
Franklin Growth Opportunities Fund – Class R6	4.5%
Templeton Global Total Return Fund – Class R6	4.2%

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 79.7% of total net assets to equity, 9.8% to fixed income and 8.0% to alternative strategies. Domestic equity exposure was 56.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Focused Core Equity Fund – Class R6, at 8.9% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.2% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R underper-formed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Annual Report

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FRTAX)	$11.78	$12.67	-$	0.89
C (FTRCX)	$11.54	$12.43	-$	0.89
R (FLRGX)	$11.77	$12.66	-$	0.89
R6 (FMTLX)	$11.85	$12.75	-$	0.90
Advisor (FLRHX)	$11.86	$12.75	-$	0.89

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1819	$0.0154		$0.4566	$0.6539
C	$0.0923	$0.0154		$0.4566	$0.5643
R	$0.1503	$0.0154		$0.4566	$0.6223
R6	$0.2221	$0.0154		$0.4566	$0.6941
Advisor	$0.2114	$0.0154		$0.4566	$0.6834

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	1.58%
1-Year	-2.00%	-7.61%	$9,239
5-Year	+34.42%	+4.84%	$12,665
Since Inception (8/1/06)	+63.61%	+4.71%	$15,420
C				1.72%	2.28%
1-Year	-2.76%	-3.69%	$9,631
5-Year	+29.75%	+5.35%	$12,975
Since Inception (8/1/06)	+53.08%	+4.63%	$15,308
R				1.22%	1.78%
1-Year	-2.25%	-2.25%	$9,775
5-Year	+33.03%	+5.87%	$13,303
Since Inception (8/1/06)	+60.61%	+5.16%	$16,061
R6				0.67%	1.09%
1-Year	-1.75%	-1.75%	$9,825
Since Inception (5/1/13)	+19.12%	+6.78%	$11,912
Advisor				0.72%	1.28%
1-Year	-1.76%	-1.76%	$9,824
5-Year	+36.44%	+6.41%	$13,644
Since Inception (8/1/06)	+68.33%	+5.69%	$16,833

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$950.70	$1.52	$5.16
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.35
C
Actual	$1,000	$946.40	$5.15	$8.78
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.10
R
Actual	$1,000	$948.90	$2.70	$6.34
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.56
R6
Actual	$1,000	$951.80	$0.00	$3.64
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.77
Advisor
Actual	$1,000	$951.00	$0.25	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$4.02

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.05%; C: 1.79%; R: 1.29%; R6: 0.74%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com

Annual Report

Franklin LifeSmart 2040 Retirement Target Fund

This annual report for Franklin LifeSmart 2040 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -1.94% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find more of the Fund’s performance data in the Performance Summary beginning on page 57.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 134

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Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Focused Core Equity Fund – Class R6	9.4%
Franklin Growth Fund – Class R6	9.4%
Franklin DynaTech Fund – Class R6	8.2%
Franklin International Small Cap Growth Fund –
Class R6	7.9%
Franklin Mutual International Fund – Class R6	6.1%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
Franklin Growth Opportunities Fund – Class R6	4.9%
iShares Core MSCI Emerging Markets ETF	4.6%
Franklin Rising Dividends Fund – Class R6	4.3%
Templeton Global Total Return Fund – Class R6	3.5%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 81.1% of total net assets to equity, 8.1% to fixed income and 7.8% to alternative strategies. Domestic equity exposure was 56.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small capitalization equity funds, representing both growth and value styles. Franklin Focused Core Equity Fund – Class R6, at 9.4% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 50.6% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.5% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FLADX)	$11.06	$11.58	-$	0.52
C (FLOLX)	$10.97	$11.52	-$	0.55
R (FLSGX)	$11.05	$11.58	-$	0.53
R6 (FLREX)	$11.10	$11.61	-$	0.51
Advisor (FLSHX)	$11.09	$11.61	-$	0.52

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1511	$0.0066		$0.1482	$0.3059
C	$0.1002	$0.0066		$0.1482	$0.2550
R	$0.1381	$0.0066		$0.1482	$0.2929
R6	$0.1777	$0.0066		$0.1482	$0.3325
Advisor	$0.1761	$0.0066		$0.1482	$0.3309

See page 61 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	3.92%
1-Year	-1.94%	-7.61%	$9,239
Since Inception (7/1/13)	+16.99%	+3.98%	$11,027
C				1.72%	4.62%
1-Year	-2.66%	-3.61%	$9,639
Since Inception (7/1/13)	+14.98%	+5.74%	$11,498
R				1.22%	4.12%
1-Year	-2.14%	-2.14%	$9,786
Since Inception (7/1/13)	+16.44%	+6.27%	$11,644
R6				0.67%	3.22%
1-Year	-1.62%	-1.62%	$9,838
Since Inception (7/1/13)	+18.05%	+6.86%	$11,805
Advisor				0.72%	3.62%
1-Year	-1.72%	-1.72%	$9,828
Since Inception (7/1/13)	+17.85%	+6.79%	$11,785

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (7/1/13–12/31/15)

$13,000
$12,000
$11,000
$10,000
$9,000
7/13
12/13
12/14
12/15
$11,926
$11,027
$10,009
$9,966
Franklin LifeSmart 2040 Retirement Target Fund
MSCI ACWI[7]
Barclays Multiverse Index[7]
P&R 90 Day U.S. T-Bill Index[8]

Average Annual Total Return

Class A	12/31/15
1-Year	-7.61%
Since Inception (7/1/13)	+3.98%

Class C (7/1/13–12/31/15)

$13,000
$12,000
$11,000
$10,000
$9,000
7/13
12/13
12/14
12/15
$11,926
$11,498
$10,009
$9,966
Franklin LifeSmart 2040 Retirement Target Fund
MSCI ACWI[7]
Barclays Multiverse Index[7]
P&R 90 Day U.S. T-Bill Index[8]

Average Annual Total Return

Class C	12/31/15
1-Year	-3.61%
Since Inception (7/1/13)	+5.74%

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$949.10	$1.52	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.45
C
Actual	$1,000	$946.00	$5.15	$8.88
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.20
R
Actual	$1,000	$947.90	$2.70	$6.43
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.67
R6
Actual	$1,000	$950.70	$0.00	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.87
Advisor
Actual	$1,000	$950.50	$0.25	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$4.13

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.07%; C: 1.81%; R: 1.31%; R6: 0.76%; and Advisor: 0.81%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin LifeSmart 2045 Retirement Target Fund

This annual report for Franklin LifeSmart 2045 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -2.17% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 67.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 141.

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Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Focused Core Equity Fund – Class R6	9.3%
Franklin Growth Fund – Class R6	9.2%
Franklin DynaTech Fund – Class R6	8.0%
Franklin International Small Cap Growth Fund –
Class R6	7.8%
Franklin K2 Alternative Strategies Fund – Class R6	6.0%
Franklin Mutual International Fund – Class R6	6.0%
Franklin Rising Dividends Fund – Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	5.1%
Franklin Growth Opportunities Fund – Class R6	3.9%
Financial Select Sector SPDR ETF	3.3%

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 82.8% of total net assets to equity, 6.5% to fixed income and 7.9% to alternative strategies. Domestic equity exposure was 55.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Focused Core Equity Fund – Class R6, at 9.3% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.3% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.8% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FTTAX)	$11.75	$12.70	-$	0.95
C (FLRIX)	$11.48	$12.42	-$	0.94
R (FLRJX)	$11.71	$12.66	-$	0.95
R6 (FMLTX)	$11.83	$12.77	-$	0.94
Advisor (FLRLX)	$11.83	$12.76	-$	0.93

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1733	$0.0135		$0.5069	$0.6937
C	$0.0894	$0.0135		$0.5069	$0.6098
R	$0.1514	$0.0135		$0.5069	$0.6718
R6	$0.2124	$0.0135		$0.5069	$0.7328
Advisor	$0.1960	$0.0135		$0.5069	$0.7164

See page 71 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	1.78%
1-Year	-2.17%	-7.76%	$9,224
5-Year	+35.82%	+5.06%	$12,798
Since Inception (8/1/06)	+65.46%	+4.83%	$15,595
C				1.72%	2.48%
1-Year	-2.82%	-3.74%	$9,626
5-Year	+31.06%	+5.56%	$13,106
Since Inception (8/1/06)	+54.92%	+4.76%	$15,492
R				1.22%	1.98%
1-Year	-2.35%	-2.35%	$9,765
5-Year	+34.41%	+6.09%	$13,441
Since Inception (8/1/06)	+62.35%	+5.28%	$16,235
R6				0.67%	1.18%
1-Year	-1.77%	-1.77%	$9,823
Since Inception (5/1/13)	+20.00%	+7.07%	$12,000
Advisor				0.72%	1.48%
1-Year	-1.82%	-1.82%	$9,818
5-Year	+37.78%	+6.62%	$13,778
Since Inception (8/1/06)	+70.18%	+5.81%	$17,018

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 71 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$948.80	$1.52	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,023.44	$1.58	$5.40
C
Actual	$1,000	$944.80	$5.15	$8.82
Hypothetical (5% return before expenses)	$1,000	$1,019.71	$5.35	$9.15
R
Actual	$1,000	$947.70	$2.70	$6.38
Hypothetical (5% return before expenses)	$1,000	$1,022.28	$2.80	$6.61
R6
Actual	$1,000	$950.70	$0.00	$3.69
Hypothetical (5% return before expenses)	$1,000	$1,026.16	$0.00	$3.82
Advisor
Actual	$1,000	$950.10	$0.25	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,024.70	$0.26	$4.08

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.06%; C: 1.80%; R: 1.30%; R6: 0.75%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin LifeSmart 2050 Retirement Target Fund

This annual report for Franklin LifeSmart 2050 Retirement Target Fund covers the fiscal year ended December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -1.76% cumulative total return for the 12 months ended December 31, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -1.84%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -3.29% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.03%.2 The Fund changed its benchmarks at the beginning of 2015 to the MSCI ACWI and Barclays Multiverse Index and added the P&R 90 Day U.S. T-Bill Index because the Fund’s investment manager believes the compositions of the new indexes better reflect the Fund’s holdings. You can find more of the Fund’s performance data in the Performance Summary beginning on page 77.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 148.

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Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Focused Core Equity Fund – Class R6	10.1%
Franklin Growth Fund – Class R6	9.9%
Franklin DynaTech Fund – Class R6	8.8%
Franklin International Small Cap Growth Fund –
Class R6	8.4%
Franklin Mutual International Fund – Class R6	6.5%
Franklin K2 Alternative Strategies Fund – Class R6	6.1%
Franklin Rising Dividends Fund – Class R6	4.9%
iShares Core MSCI Emerging Markets ETF	4.9%
Franklin Growth Opportunities Fund – Class R6	4.2%
Templeton Foreign Fund – Class R6	3.6%

shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 83.8% of total net assets to equity, 5.6% to fixed income and 8.1% to alternative strategies. Domestic equity exposure was 56.7% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small- capitalization equity funds, representing both growth and value styles. Franklin Focused Core Equity Fund – Class R6, at 10.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 51.8% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.4% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	12/31/14		Change
A (FLSJX)	$11.11	$11.62	-$	0.51
C (FLSKX)	$11.07	$11.56	-$	0.49
R (FLSNX)	$11.12	$11.63	-$	0.51
R6 (FRLEX)	$11.16	$11.65	-$	0.49
Advisor (FLSOX)	$11.16	$11.65	-$	0.49

Distributions[1] (1/1/15–12/31/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.1612	$0.0052		$0.1501	$0.3165
C	$0.0685	$0.0052		$0.1501	$0.2238
R	$0.1359	$0.0052		$0.1501	$0.2912
R6	$0.1839	$0.0052		$0.1501	$0.3392
Advisor	$0.1785	$0.0052		$0.1501	$0.3338

See page 81 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.02%	4.79%
1-Year	-1.76%	-7.42%	$9,258
Since Inception (7/1/13)	+17.60%	+4.20%	$11,084
C				1.72%	5.49%
1-Year	-2.40%	-3.35%	$9,665
Since Inception (7/1/13)	+15.66%	+5.99%	$11,566
R				1.22%	4.99%
1-Year	-1.98%	-1.98%	$9,802
Since Inception (7/1/13)	+17.07%	+6.50%	$11,707
R6				0.67%	3.89%
1-Year	-1.39%	-1.39%	$9,861
Since Inception (7/1/13)	+18.70%	+7.10%	$11,870
Advisor				0.72%	4.49%
1-Year	-1.43%	-1.43%	$9,857
Since Inception (7/1/13)	+18.58%	+7.05%	$11,858

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$951.60	$1.52	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,023.64	$1.58	$5.40
C
Actual	$1,000	$948.50	$5.16	$8.84
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.15
R
Actual	$1,000	$950.30	$2.70	$6.39
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80	$6.61
R6
Actual	$1,000	$953.70	$0.00	$3.69
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.82
Advisor
Actual	$1,000	$953.30	$0.25	$3.94
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$4.08

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.31%; C: 1.05%; R: 0.55%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 1.06%; C: 1.80%; R: 1.30%; R6: 0.75%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Annual Report

Franklin LifeSmart 2055 Retirement Target Fund

This annual report for Franklin LifeSmart 2055 Retirement Target Fund covers the period since inception on May 1, 2015, through December 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

Asset Allocation*

Based on Total Net Assets as of 12/31/15

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a -5.40% cumulative total return since the Fund’s inception date on May 1, 2015. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned -6.92%.1 The Fund’s fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.59% total return.1 The Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets, returned +0.02%.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 87.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2055 Retirement Target Fund allocated 83.7% of total net assets to equity, 4.8% to

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 155.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	10.5%
Franklin Focused Core Equity Fund – Class R6	10.1%
Franklin DynaTech Fund – Class R6	9.4%
Franklin International Small Cap Growth Fund –
Class R6	9.2%
Franklin K2 Alternative Strategies Fund – Class R6	6.4%
Franklin Mutual International Fund – Class R6	5.8%
Franklin Rising Dividends Fund – Class R6	5.3%
Franklin Growth Opportunities Fund – Class R6	4.5%
Templeton Foreign Fund – Class R6	3.9%
iShares Core MSCI Emerging Markets ETF	3.6%

fixed income and 8.4% to alternative strategies. Domestic equity exposure was 58.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 10.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 52.1% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.1% of total net assets.

Our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI ACWI, while our largest domestic value fund holding, Franklin Rising Dividends Fund –Class R6, underperformed the index. On the fixed income side, Templeton Global Total Return Fund – Class R6 underper-formed the Barclays Multiverse Index.

Thank you for your participation in Franklin LifeSmart 2055 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

James D. Macey is a senior vice president for Franklin Templeton Solutions. He is a co-manager on several U.S. fund-of-fund products including Franklin Fund Allocator Series. Prior to joining Franklin Templeton Investments in 2015, Mr. Macey was a portfolio manager at Allianz Global Investors where he was a co-lead manager for their target date and retirement income portfolios and was a portfolio manager for their multi-asset U.S. 529 college-savings plans and mutual funds, including target risk and multi-asset real return. He also led the manager research and due diligence process for their multi-asset U.S. team. Mr. Macey has 15 years of financial services industry experience.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	12/31/15	5/1/15		Change
A (FLTFX)	$9.34	$10.00	-$	0.66
C (FLTNX)	$9.30	$10.00	-$	0.70
R (FLSBX)	$9.33	$10.00	-$	0.67
R6 (FLSZX)	$9.34	$10.00	-$	0.66
Advisor (FLTKX)	$9.35	$10.00	-$	0.65

Distributions[1] (5/1/15–12/31/15)
	Dividend
Share Class	Income
A	$0.1206
C	$0.1017
R	$0.1091
R6	$0.1271
Advisor	$0.1234

See page 91 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Performance as of 12/31/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)

A				1.03%	3.11%
Since Inception (5/1/15)	-5.40%	-10.84%	$8,916
C				1.73%	3.81%
Since Inception (5/1/15)	-5.99%	-6.92%	$9,308

R				1.23%	3.31%
Since Inception (5/1/15)	-5.61%	-5.61%	$9,439
R6				0.68%	2.39%
Since Inception (5/1/15)	-5.33%	-5.33%	$9,467
Advisor				0.73%	2.81%
Since Inception (5/1/15)	-5.37%	-5.37%	$9,463

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

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PERFORMANCE SUMMARY

The Fund’s investment risk changes over time as its asset allocation changes. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund’s investment goal in view of actual market trends. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund had invested directly in the ETFs’ underlying securities. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date, nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. These risks are described more fully in, and additional risks are described in, the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 4/30/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable;
without these reductions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
8. Source: Payden & Rygel. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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		FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND
			YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 7/1/15	Value 12/31/15	7/1/15–12/31/15	7/1/15–12/31/15
A
Actual	$1,000	$956.10	$0.79	$4.63
Hypothetical (5% return before expenses)	$1,000	$1,024.40	$0.82	$4.79
C
Actual	$1,000	$951.10	$5.16	$9.00
Hypothetical (5% return before expenses)	$1,000	$1,019.91	$5.35	$9.30
R
Actual	$1,000	$953.90	$2.46	$6.30
Hypothetical (5% return before expenses)	$1,000	$1,022.68	$2.55	$6.51
R6
Actual	$1,000	$956.70	$0.00	$3.85
Hypothetical (5% return before expenses)	$1,000	$1,025.21	$0.00	$3.97
Advisor
Actual	$1,000	$956.40	$0.25	$4.09
Hypothetical (5% return before expenses)	$1,000	$1,024.95	$0.26	$4.23

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.16%; C: 1.05%; R: 0.50%; R6: 0.00%; and Advisor: 0.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class
(A: 0.94%; C: 1.83%; R: 1.28%; R6: 0.78%; and Advisor: 0.83%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2015 Retirement Target Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.67	$12.28	$11.67	$10.92	$11.25
Income from investment operations[a]:
Net investment income[b,c]	0.26	0.39	0.25	0.24	0.24
Net realized and unrealized gains (losses)	(0.55)	(0.01)	1.16	0.76	(0.33)
Total from investment operations	(0.29)	0.38	1.41	1.00	(0.09)
Less distributions from:
Net investment income	(0.27)	(0.40)	(0.27)	(0.25)	(0.24)
Net realized gains	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.60)	(0.99)	(0.80)	(0.25)	(0.24)
Net asset value, end o fyear.	$10.78	$11.67	$12.28	$11.67	$10.92

Total return[d]	(2.59)%	3.07%	12.27%	9.20%	(0.82)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.92%	0.84%	0.83%	0.71%	0.80%
Expenses net of waiver and payments by affiliates[e]	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	2.27%	3.20%	2.04%	2.13%	2.09%

Supplemental data
Net assets, end of year (000’s)	$44,823	$48,121	$44,347	$37,507	$31,073
Portfolio turnover rate	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

94 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.55	$12.16	$11.57	$10.83	$11.16
Income from investment operations[a]:
Net investment income[b,c]	0.18	0.30	0.16	0.16	0.16
Net realized and unrealized gains (losses)	(0.55)	(0.01)	1.15	0.75	(0.33)
Total from investment operations	(0.37)	0.29	1.31	0.91	(0.17)
Less distributions from:
Net investment income	(0.19)	(0.31)	(0.19)	(0.17)	(0.16)
Net realized gains	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.52)	(0.90)	(0.72)	(0.17)	(0.16)
Net asset value, end of year.	$10.66	$11.55	$12.16	$11.57	$10.83

Total return[d]	(3.32)%	2.39%	11.46%	8.44%	(1.51)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.64%	1.54%	1.53%	1.41%	1.50%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.08%	1.15%	1.15%
Net investment income[c]	1.55%	2.50%	1.34%	1.43%	1.39%

Supplemental data
Net assets, end of year (000’s)	$20,858	$21,189	$20,395	$16,912	$14,217
Portfolio turnover rate	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.64	$12.25	$11.64	$10.89	$11.22
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.36	0.22	0.22	0.21
Net realized and unrealized gains (losses)	(0.57)	(—)[d]	1.16	0.75	(0.32)
Total from investment operations	(0.32)	0.36	1.38	0.97	(0.11)
Less distributions from:
Net investment income	(0.25)	(0.38)	(0.24)	(0.22)	(0.22)
Net realized gains	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.58)	(0.97)	(0.77)	(0.22)	(0.22)
Net asset value, end of year.	$10.74	$11.64	$12.25	$11.64	$10.89

Total return	(2.87)%	2.89%	12.04%	8.96%	(1.02)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.14%	1.04%	1.03%	0.91%	1.00%
Expenses net of waiver and payments by affiliates[e]	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	2.05%	3.00%	1.84%	1.93%	1.89%

Supplemental data
Net assets, end of year (000’s)	$4,130	$2,828	$2,279	$1,862	$1,815
Portfolio turnover rate	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

96 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.72	$12.32	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.31	0.57	0.49
Net realized and unrealized gains (losses)	(0.57)	(0.14)	0.44
Total from investment operations.	(0.26)	0.43	0.93
Less distributions from:
Net investment income	(0.31)	(0.44)	(0.25)
Net realized gains	(0.33)	(0.59)	(0.53)
Total distributions	(0.64)	(1.03)	(0.78)
Net asset value, end of year	$10.82	$11.72	$12.32

Total return[e]	(2.34)%	3.49%	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.53%	0.44%	0.60%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%
Net investment income[d]	2.60%	3.55%	2.42%

Supplemental data
Net assets, end of year (000’s)	$6,828	$6,709	$763
Portfolio turnover rate	38.48%	68.98%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.71	$12.31	$11.70	$10.94	$11.28
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.43	0.29	0.28	0.26
Net realized and unrealized gains (losses)	(0.52)	(—)[d]	1.16	0.76	(0.33)
Total from investment operations	(0.27)	0.43	1.45	1.04	(0.07)
Less distributions from:
Net investment income	(0.30)	(0.44)	(0.31)	(0.28)	(0.27)
Net realized gains	(0.33)	(0.59)	(0.53)	—	—
Total distributions	(0.63)	(1.03)	(0.84)	(0.28)	(0.27)
Net asset value, end of year.	$10.81	$11.71	$12.31	$11.70	$10.94

Total return	(2.40)%	3.45%	12.55%	9.59%	(0.61)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.64%	0.54%	0.53%	0.41%	0.50%
Expenses net of waiver and payments by affiliates[e]	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	2.55%	3.50%	2.34%	2.43%	2.39%

Supplemental data
Net assets, end of year (000’s)	$880	$2,194	$2,494	$1,840	$1,501
Portfolio turnover rate	38.48%	68.98%	73.66%	25.12%	31.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.68% for the year ended December 31, 2015.

98 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2015 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 8.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	451,280	$4,806,132
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	258,301	1,503,310
		6,309,442
Domestic Equity 18.8%
Financial Select Sector SPDR ETF	40,832	970,985
[a,b]Franklin DynaTech Fund, Class R6	51,579	2,585,677
[a]Franklin Focused Core Equity Fund, Class R6	197,870	2,724,668
[a]Franklin Growth Fund, Class R6	37,001	2,714,732
[a,b]Franklin Growth Opportunities Fund, Class R6	42,630	1,460,943
[a]Franklin Real Estate Securities Fund, Class R6	15,107	340,199
[a]Franklin Rising Dividends Fund, Class R6	23,500	1,120,735
[a,b]Franklin Small Cap Growth Fund, Class R6	36,569	668,119
[a]Franklin Utilities Fund, Class R6	29,331	455,215
iShares S&P 500 Value ETF	17,486	1,548,036
		14,589,309
Domestic Fixed Income 28.3%
[a]Franklin Low Duration Total Return Fund, Class R6	1,452,606	14,206,491
[a]Franklin Short Duration U.S. Government ETF	11,574	1,134,567
[a]Franklin Strategic Income Fund, Class R6	529,280	4,848,207
iShares TIPS Bond ETF	16,072	1,762,777
		21,952,042
Foreign Equity 16.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	87,899	2,272,189
[a,b]Franklin India Growth Fund, Class R6	72,983	889,669
[a]Franklin International Growth Fund, Class R6	61,574	658,837
[a]Franklin International Small Cap Growth Fund, Class R6	120,440	2,236,571
[a]Franklin Mutual International Fund, Class R6	123,582	1,751,154
iShares Core MSCI Emerging Markets ETF	51,575	2,031,539
iShares Global Infrastructure ETF	16,240	583,828
[a]Templeton Foreign Fund, Class R6	124,079	779,214
[a]Templeton Frontier Markets Fund, Class R6	54,682	570,331
WisdomTree Japan Hedged Equity ETF (Japan)	18,181	910,504
		12,683,836
Foreign Fixed Income 26.6%
[a]Franklin Emerging Market Debt Opportunities Fund	261,704	2,556,850
[a]Templeton Global Total Return Fund, Class R6	1,571,674	18,058,540
		20,615,390
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $77,951,354)		76,150,019

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2015 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $1,579,144) 2.1%
Money Market Funds 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,579,144	$1,579,144
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $79,530,498) 100.3%		77,729,163
Other Assets, less Liabilities (0.3)%		(210,093)
Net Assets 100.0%		$77,519,070

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

100 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2020 Retirement Target Fund
	Year Ended December 31,
	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.14	$10.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.24	0.33	0.16
Net realized and unrealized gains (losses)	(0.48)	0.20	0.91
Total from investment operations.	(0.24)	0.53	1.07
Less distributions from:
Net investment income	(0.19)	(0.27)	(0.13)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.29)	(0.33)	(0.13)
Net asset value, end of year	$10.61	$11.14	$10.94

Total return[f]	(2.18)%	4.83%	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.05%	2.25%	11.14%
Expenses net of waiver and payments by affiliates[h]	0.32%	0.35%	0.24%
Net investment income[d]	2.06%	3.20%	3.12%

Supplemental data
Net assets, end of year (000’s)	$19,895	$7,302	$2,189
Portfolio turnover rate	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.72% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.08	$10.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.14	0.24	0.18
Net realized and unrealized gains (losses)	(0.44)	0.21	0.83
Total from investment operations.	(0.30)	0.45	1.01
Less distributions from:
Net investment income	(0.12)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.22)	(0.27)	(0.11)
Net asset value, end of year	$10.56	$11.08	$10.90

Total return[f]	(2.84)%	4.09%	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.78%	2.95%	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income[d]	1.33%	2.50%	2.31%

Supplemental data
Net assets, end of year (000’s)	$5,221	$2,617	$250
Portfolio turnover rate	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.72% for the year ended December 31, 2015.

102 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.12	$10.93	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.35	0.42	0.11
Net realized and unrealized gains (losses)	(0.61)	0.08	0.93
Total from investment operations.	(0.26)	0.50	1.04
Less distributions from:
Net investment income	(0.17)	(0.25)	(0.11)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.27)	(0.31)	(0.11)
Net asset value, end of year	$10.59	$11.12	$10.93

Total return[f]	(2.35)%	4.61%	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.28%	2.45%	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	1.83%	3.00%	2.81%

Supplemental data
Net assets, end of year (000’s)	$3,189	$80	$11
Portfolio turnover rate	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.72% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 103

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.23	0.45	0.14
Net realized and unrealized gains (losses)	(0.42)	0.11	0.94
Total from investment operations.	(0.19)	0.56	1.08
Less distributions from:
Net investment income	(0.22)	(0.30)	(0.13)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.32)	(0.36)	(0.13)
Net asset value, end of year	$10.64	$11.15	$10.95

Total return[f]	(1.80)%	5.14%	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.66%	1.81%	11.51%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%
Net investment income[d]	2.38%	3.55%	3.36%

Supplemental data
Net assets, end of year (000’s)	$6,751	$7,361	$11
Portfolio turnover rate	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.72% for the year ended December 31, 2015.

104 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.25	0.39	0.17
Net realized and unrealized gains (losses)	(0.45)	0.17	0.91
Total from investment operations.	(0.20)	0.56	1.08
Less distributions from:
Net investment income	(0.22)	(0.30)	(0.13)
Net realized gains	(0.10)	(0.06)	(—)[e]
Total distributions	(0.32)	(0.36)	(0.13)
Net asset value, end of year	$10.63	$11.15	$10.95

Total return[f]	(1.85)%	5.08%	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.78%	1.95%	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	2.33%	3.50%	3.31%

Supplemental data
Net assets, end of year (000’s)	$290	$98	$44
Portfolio turnover rate	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.72% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 105

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2020 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 7.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	199,403	$2,123,638
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	115,351	671,343
		2,794,981
Domestic Equity 29.9%
Financial Select Sector SPDR ETF	22,458	534,051
[a,b]Franklin DynaTech Fund, Class R6	34,518	1,730,393
[a]Franklin Focused Core Equity Fund, Class R6	156,985	2,161,682
[a]Franklin Growth Fund, Class R6	30,205	2,216,163
[a,b]Franklin Growth Opportunities Fund, Class R6	34,167	1,170,913
[a]Franklin Real Estate Securities Fund, Class R6	10,741	241,892
[a]Franklin Rising Dividends Fund, Class R6	19,451	927,632
[a,b]Franklin Small Cap Growth Fund, Class R6	27,744	506,882
[a]Franklin Utilities Fund, Class R6	23,934	371,453
iShares S&P 500 Value ETF	7,834	693,544
		10,554,605
Domestic Fixed Income 18.9%
[a]Franklin Low Duration Total Return Fund, Class R6	457,082	4,470,260
[a]Franklin Short Duration U.S. Government ETF	2,100	205,857
[a]Franklin Strategic Income Fund, Class R6	173,044	1,585,080
iShares TIPS Bond ETF	3,855	422,816
		6,684,013
Foreign Equity 23.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	39,186	1,012,958
[a,b]Franklin India Growth Fund, Class R6	48,442	590,505
[a]Franklin International Growth Fund, Class R6	46,292	495,321
[a]Franklin International Small Cap Growth Fund, Class R6	97,668	1,813,686
[a]Franklin Mutual International Fund, Class R6	91,459	1,295,978
iShares Core MSCI Emerging Markets ETF	31,109	1,225,384
iShares Global Infrastructure ETF	7,202	258,912
[a]Templeton Foreign Fund, Class R6	99,587	625,405
[a]Templeton Frontier Markets Fund, Class R6	41,691	434,833
WisdomTree Japan Hedged Equity ETF (Japan)	11,818	591,845
		8,344,827
Foreign Fixed Income 17.8%
[a]Franklin Emerging Market Debt Opportunities Fund	58,959	576,025
[a]Templeton Global Total Return Fund, Class R6	496,054	5,699,659
		6,275,684
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $36,202,310)		34,654,110

106 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $651,183) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	651,183	$651,183
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $36,853,493) 99.9%		35,305,293
Other Assets, less Liabilities 0.1%		40,327
Net Assets 100.0%		$35,345,620

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

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The accompanying notes are an integral part of these financial statements. | Annual Report 107

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.36	$12.76	$11.11	$10.22	$10.70
Income from investment operations[a]:
Net investment income[b,c]	0.19	0.26	0.16	0.17	0.17
Net realized and unrealized gains (losses)	(0.43)	0.30	2.06	0.88	(0.48)
Total from investment operations	(0.24)	0.56	2.22	1.05	(0.31)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.19)	(0.28)	(0.19)	(0.16)	(0.17)
Net realized gains	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.68)	(0.96)	(0.57)	(0.16)	(0.17)
Net asset value, end of year.	$11.44	$12.36	$12.76	$11.11	$10.22

Total return[d]	(2.08)%	4.39%	20.18%	10.30%	(2.86)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.77%	0.83%	0.84%	0.71%	0.80%
Expenses net of waiver and payments by affiliates[e]	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	1.52%	2.03%	1.31%	1.55%	1.64%

Supplemental data
Net assets, end of year (000’s)	$72,625	$67,854	$58,811	$45,299	$36,506
Portfolio turnover rate	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the year ended December 31, 2015.

108 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.18	$12.60	$10.97	$10.11	$10.59
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.16	0.07	0.09	0.10
Net realized and unrealized gains (losses)	(0.42)	0.29	2.05	0.86	(0.48)
Total from investment operations	(0.32)	0.45	2.12	0.95	(0.38)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.10)	(0.19)	(0.11)	(0.09)	(0.10)
Net realized gains	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.59)	(0.87)	(0.49)	(0.09)	(0.10)
Net asset value, end of year.	$11.27	$12.18	$12.60	$10.97	$10.11

Total return[d]	(2.74)%	3.58%	19.52%	9.42%	(3.54)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.49%	1.53%	1.54%	1.41%	1.50%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.08%	1.15%	1.15%
Net investment income[c]	0.80%	1.33%	0.61%	0.85%	0.94%

Supplemental data
Net assets, end of year (000’s)	$29,425	$28,712	$25,248	$18,312	$14,309
Portfolio turnover rate	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.31	$12.72	$11.07	$10.19	$10.68
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.23	0.13	0.15	0.16
Net realized and unrealized gains (losses)	(0.42)	0.30	2.07	0.87	(0.50)
Total from investment operations	(0.25)	0.53	2.20	1.02	(0.34)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.17)	(0.26)	(0.17)	(0.14)	(0.15)
Net realized gains	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.66)	(0.94)	(0.55)	(0.14)	(0.15)
Net asset value, end of year.	$11.40	$12.31	$12.72	$11.07	$10.19

Total return	(2.20)%	4.12%	20.05%	10.05%	(3.14)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.99%	1.03%	1.04%	0.91%	1.00%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	1.30%	1.83%	1.11%	1.35%	1.44%

Supplemental data
Net assets, end of year (000’s)	$6,062	$5,361	$4,835	$3,442	$1,780
Portfolio turnover rate	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the year ended December 31, 2015.

110 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.39	$12.79	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.24	0.41	0.55
Net realized and unrealized gains (losses)	(0.44)	0.20	1.06
Total from investment operations.	(0.20)	0.61	1.61
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.23)	(0.33)	(0.18)
Net realized gains	(0.49)	(0.68)	(0.38)
Total distributions	(0.72)	(1.01)	(0.56)
Net asset value, end of year	$11.47	$12.39	$12.79

Total return[e]	(1.74)%	4.74%	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.36%	0.39%	0.45%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%
Net investment income[d]	1.85%	2.38%	1.69%

Supplemental data
Net assets, end of year (000’s)	$17,129	$14,010	$2,339
Portfolio turnover rate	36.22%	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.38	$12.79	$11.12	$10.23	$10.72
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.29	0.19	0.20	0.21
Net realized and unrealized gains (losses)	(0.37)	0.30	2.08	0.88	(0.50)
Total from investment operations	(0.21)	0.59	2.27	1.08	(0.29)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.22)	(0.32)	(0.22)	(0.19)	(0.20)
Net realized gains	(0.49)	(0.68)	(0.38)	—	—
Total distributions	(0.71)	(1.00)	(0.60)	(0.19)	(0.20)
Net asset value, end of year.	$11.46	$12.38	$12.79	$11.12	$10.23

Total return	(1.80)%	4.61%	20.66%	10.59%	(2.65)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.49%	0.53%	0.54%	0.41%	0.50%
Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	1.80%	2.33%	1.61%	1.85%	1.94%

Supplemental data
Net assets, end of year (000’s)	$1,194	$2,814	$2,487	$1,873	$1,847
Portfolio turnover rate	36.22%	62.00%	47.39%	25.67%	20.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the year ended December 31, 2015.

112 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2025 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 7.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	705,761	$7,516,356
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	414,644	2,413,225
		9,929,581
Domestic Equity 36.7%
Financial Select Sector SPDR ETF	138,832	3,301,425
[a,b]Franklin DynaTech Fund, Class R6	152,651	7,652,406
[a]Franklin Focused Core Equity Fund, Class R6	675,621	9,303,305
[a]Franklin Growth Fund, Class R6	114,159	8,375,848
[a,b]Franklin Growth Opportunities Fund, Class R6	138,933	4,761,247
[a]Franklin Real Estate Securities Fund, Class R6	49,228	1,108,615
[a]Franklin Rising Dividends Fund, Class R6	106,856	5,095,946
[a,b]Franklin Small Cap Growth Fund, Class R6	150,442	2,748,579
[a]Franklin Utilities Fund, Class R6	103,559	1,607,233
iShares S&P 500 Value ETF	28,364	2,511,065
		46,465,669
Domestic Fixed Income 11.5%
[a]Franklin Low Duration Total Return Fund, Class R6	993,226	9,713,751
[a]Franklin Short Duration U.S. Government ETF	7,089	694,915
[a]Franklin Strategic Income Fund, Class R6	362,116	3,316,982
iShares TIPS Bond ETF	7,858	861,865
		14,587,513
Foreign Equity 30.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	142,136	3,674,216
[a,b]Franklin India Growth Fund, Class R6	231,127	2,817,437
[a]Franklin International Growth Fund, Class R6	255,533	2,734,207
[a]Franklin International Small Cap Growth Fund, Class R6	418,599	7,773,379
[a]Franklin Mutual International Fund, Class R6	420,030	5,951,831
iShares Core MSCI Emerging Markets ETF	158,669	6,249,972
iShares Global Infrastructure ETF	47,199	1,696,804
[a]Templeton Foreign Fund, Class R6	385,762	2,422,587
[a]Templeton Frontier Markets Fund, Class R6	178,644	1,863,260
WisdomTree Japan Hedged Equity ETF (Japan)	56,363	2,822,659
		38,006,352
Foreign Fixed Income 11.8%
[a]Franklin Emerging Market Debt Opportunities Fund	177,862	1,737,715
[a]Templeton Global Total Return Fund, Class R6	1,145,644	13,163,455
		14,901,170
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $121,460,415)		123,890,285

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $2,105,947) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	2,105,947	$2,105,947
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $123,566,362) 99.7%		125,996,232
Other Assets, less Liabilities 0.3%		438,291
Net Assets 100.0%		$126,434,523

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

114 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2030 Retirement Target Fund
	Year Ended December 31,
	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.45	$11.11	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.20	0.25	0.15
Net realized and unrealized gains (losses)	(0.39)	0.33	1.07
Total from investment operations.	(0.19)	0.58	1.22
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.16)	(0.18)	(0.11)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.31)	(0.24)	(0.11)
Net asset value, end of year	$10.95	$11.45	$11.11

Total return[f]	(1.75)%	5.28%	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.17%	2.28%	20.77%
Expenses net of waiver and payments by affiliates[h]	0.32%	0.35%	0.23%
Net investment income[d]	1.55%	2.58%	2.72%

Supplemental data
Net assets, end of year (000’s)	$13,631	$5,098	$1,260
Portfolio turnover rate	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 115

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.38	$11.09	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.11	0.24	0.13
Net realized and unrealized gains (losses)	(0.38)	0.26	1.05
Total from investment operations.	(0.27)	0.50	1.18
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.10)	(0.15)	(0.09)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.25)	(0.21)	(0.09)
Net asset value, end of year	$10.86	$11.38	$11.09

Total return[f]	(2.43)%	4.67%	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.90%	2.98%	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income[d]	0.82%	1.88%	1.90%

Supplemental data
Net assets, end of year (000’s)	$4,124	$1,950	$132
Portfolio turnover rate	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

116 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.44	$11.10	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18	0.18	0.13
Net realized and unrealized gains (losses)	(0.39)	0.38	1.07
Total from investment operations.	(0.21)	0.56	1.20
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.14)	(0.16)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.29)	(0.22)	(0.10)
Net asset value, end of year	$10.94	$11.44	$11.10

Total return[f]	(1.89)%	5.07%	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.40%	2.48%	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	1.32%	2.38%	2.40%

Supplemental data
Net assets, end of year (000’s)	$870	$48	$47
Portfolio turnover rate	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 117

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.20	0.36	0.11
Net realized and unrealized gains (losses)	(0.35)	0.26	1.12
Total from investment operations.	(0.15)	0.62	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.18)	(0.21)	(0.11)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.33)	(0.27)	(0.11)
Net asset value, end of year	$10.99	$11.47	$11.12

Total return[f]	(1.34)%	5.60%	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.68%	1.74%	21.00%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%
Net investment income[d]	1.87%	2.93%	2.95%

Supplemental data
Net assets, end of year (000’s)	$13,041	$12,041	$11
Portfolio turnover rate	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

118 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.27	0.23	0.13
Net realized and unrealized gains (losses)	(0.43)	0.38	1.10
Total from investment operations.	(0.16)	0.61	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.18)	(0.20)	(0.11)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.33)	(0.26)	(0.11)
Net asset value, end of year	$10.98	$11.47	$11.12

Total return[f]	(1.46)%	5.56%	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.90%	1.98%	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	1.82%	2.88%	2.90%

Supplemental data
Net assets, end of year (000’s)	$303	$101	$82
Portfolio turnover rate	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 119

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2030 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%
Alternative Strategies 7.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	181,672	$1,934,802
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	102,100	594,221
		2,529,023
Domestic Equity 42.8%
Financial Select Sector SPDR ETF	31,441	747,667
[a,b]Franklin DynaTech Fund, Class R6	46,965	2,354,354
[a]Franklin Focused Core Equity Fund, Class R6	189,612	2,610,955
[a]Franklin Growth Fund, Class R6	37,412	2,744,920
[a,b]Franklin Growth Opportunities Fund, Class R6	42,587	1,459,448
[a]Franklin Real Estate Securities Fund, Class R6	15,114	340,359
[a]Franklin Rising Dividends Fund, Class R6	29,581	1,410,727
[a,b]Franklin Small Cap Growth Fund, Class R6	50,843	928,904
[a]Franklin Utilities Fund, Class R6	30,936	480,129
iShares S&P 500 Value ETF	6,869	608,113
		13,685,576
Domestic Fixed Income 7.6%
[a]Franklin Low Duration Total Return Fund, Class R6	162,759	1,591,784
[a]Franklin Short Duration U.S. Government ETF	1,063	104,203
[a]Franklin Strategic Income Fund, Class R6	62,042	568,309
iShares TIPS Bond ETF	1,589	174,281
		2,438,577
Foreign Equity 31.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	34,289	886,371
[a,b]Franklin India Growth Fund, Class R6	71,745	874,568
[a]Franklin International Growth Fund, Class R6	75,990	813,095
[a]Franklin International Small Cap Growth Fund, Class R6	129,080	2,397,014
[a]Franklin Mutual International Fund, Class R6	118,633	1,681,024
iShares Core MSCI Emerging Markets ETF	28,479	1,121,788
iShares Global Infrastructure ETF	8,794	316,144
[a]Templeton Foreign Fund, Class R6	122,709	770,611
[a]Templeton Frontier Markets Fund, Class R6	57,456	599,262
WisdomTree Japan Hedged Equity ETF (Japan)	12,181	610,024
		10,069,901
Foreign Fixed Income 7.3%
[a]Franklin Emerging Market Debt Opportunities Fund	30,301	296,041
[a]Templeton Global Total Return Fund, Class R6	177,412	2,038,465
		2,334,506
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $32,789,153)		31,057,583

120 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $636,750) 2.0%
Money Market Funds 2.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	636,750	$636,750
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $33,425,903) 99.1%		31,694,333
Other Assets, less Liabilities 0.9%		275,331
Net Assets 100.0%		$31,969,664

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.67	$12.85	$11.01	$10.13	$10.59
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.22	0.14	0.15	0.15
Net realized and unrealized gains (losses)	(0.41)	0.42	2.26	0.89	(0.46)
Total from investment operations	(0.24)	0.64	2.40	1.04	(0.31)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.18)	(0.24)	(0.15)	(0.16)	(0.15)
Net realized gains	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.65)	(0.82)	(0.56)	(0.16)	(0.15)
Net asset value, end o fyear.	$11.78	$12.67	$12.85	$11.01	$10.13

Total return[e]	(2.00)%	4.96%	22.06%	10.33%	(2.97)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	0.84%	0.91%	0.94%	0.83%	0.97%
Expenses net of waiver and payments by affiliates[f]	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	1.30%	1.76%	1.17%	1.45%	1.44%

Supplemental data
Net assets, end of year (000’s)	$53,701	$50,264	$42,510	$32,095	$24,328
Portfolio turnover rate	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the year ended December 31, 2015.

122 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.43	$12.63	$10.85	$9.98	$10.45
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.12	0.06	0.08	0.08
Net realized and unrealized gains (losses)	(0.40)	0.41	2.21	0.89	(0.47)
Total from investment operations	(0.33)	0.53	2.27	0.97	(0.39)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.09)	(0.15)	(0.08)	(0.10)	(0.08)
Net realized gains	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.56)	(0.73)	(0.49)	(0.10)	(0.08)
Net asset value, end of year.	$11.54	$12.43	$12.63	$10.85	$9.98

Total return[e]	(2.76)%	4.23%	21.17%	9.72%	(3.70)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.56%	1.61%	1.64%	1.53%	1.67%
Expenses net of waiver and payments by affiliates[f]	1.05%	1.05%	1.08%	1.15%	1.15%
Net investment income[c]	0.58%	1.06%	0.47%	0.75%	0.74%

Supplemental data
Net assets, end of year (000’s)	$19,953	$19,965	$16,873	$11,124	$8,300
Portfolio turnover rate	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.66	$12.84	$11.01	$10.12	$10.59
Income from investment operations[a]:
Net investment income[b,c]	0.13	0.19	0.11	0.14	0.14
Net realized and unrealized gains (losses)	(0.40)	0.42	2.26	0.89	(0.48)
Total from investment operations	(0.27)	0.61	2.37	1.03	(0.34)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.15)	(0.21)	(0.13)	(0.14)	(0.13)
Net realized gains	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.62)	(0.79)	(0.54)	(0.14)	(0.13)
Net asset value, end of year.	$11.77	$12.66	$12.84	$11.01	$10.12

Total return	(2.25)%	4.75%	21.77%	10.24%	(3.21)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.06%	1.11%	1.14%	1.03%	1.17%
Expenses net of waiver and payments by affiliates[e]	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	1.08%	1.56%	0.97%	1.25%	1.24%

Supplemental data
Net assets, end of year (000’s)	$4,688	$4,577	$4,093	$3,035	$1,724
Portfolio turnover rate	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the year ended December 31, 2015.

124 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.75	$12.92	$11.77
Income from investment operations[b]:
Net investment income[c,d]	0.22	0.36	0.58
Net realized and unrealized gains (losses)	(0.43)	0.33	1.17
Total from investment operations.	(0.21)	0.69	1.75
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.22)	(0.28)	(0.19)
Net realized gains	(0.47)	(0.58)	(0.41)
Total distributions	(0.69)	(0.86)	(0.60)
Net asset value, end of year	$11.85	$12.75	$12.92

Total return[e]	(1.75)%	5.35%	15.09%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.38%	0.42%	0.49%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%
Net investment income[d]	1.63%	2.11%	1.55%

Supplemental data
Net assets, end of year (000’s)	$20,244	$16,262	$2,532
Portfolio turnover rate	33.86%	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.75	$12.93	$11.07	$10.17	$10.63
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.26	0.18	0.18	0.17
Net realized and unrealized gains (losses)	(0.37)	0.41	2.28	0.91	(0.46)
Total from investment operations	(0.21)	0.67	2.46	1.09	(0.29)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.21)	(0.27)	(0.19)	(0.19)	(0.17)
Net realized gains	(0.47)	(0.58)	(0.41)	(—)[d]	—
Total distributions	(0.68)	(0.85)	(0.60)	(0.19)	(0.17)
Net asset value, end of year.	$11.86	$12.75	$12.93	$11.07	$10.17

Total return	(1.76)%	5.22%	22.43%	10.79%	(2.69)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.56%	0.61%	0.64%	0.53%	0.67%
Expenses net of waiver and payments by affiliates[e]	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	1.58%	2.06%	1.47%	1.75%	1.74%

Supplemental data
Net assets, end of year (000’s)	$1,722	$2,182	$1,815	$1,077	$817
Portfolio turnover rate	33.86%	61.73%	49.84%	27.30%	29.19%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the year ended December 31, 2015.

126 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2035 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.5%
Alternative Strategies 8.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	574,628	$6,119,787
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	328,621	1,912,574
		8,032,361
Domestic Equity 45.0%
Financial Select Sector SPDR ETF	138,832	3,301,425
[a,b]Franklin DynaTech Fund, Class R6	155,968	7,818,661
[a]Franklin Focused Core Equity Fund, Class R6	648,925	8,935,696
[a]Franklin Growth Fund, Class R6	111,676	8,193,650
[a,b]Franklin Growth Opportunities Fund, Class R6	132,013	4,524,081
[a]Franklin Real Estate Securities Fund, Class R6	48,100	1,083,214
[a]Franklin Rising Dividends Fund, Class R6	108,670	5,182,475
[a,b]Franklin Small Cap Growth Fund, Class R6	136,610	2,495,874
[a]Franklin Utilities Fund, Class R6	106,113	1,646,880
iShares S&P 500 Value ETF	22,580	1,999,007
		45,180,963
Domestic Fixed Income 5.0%
[a]Franklin Low Duration Total Return Fund, Class R6	325,304	3,181,474
[a]Franklin Short Duration U.S. Government ETF	3,435	336,723
[a]Franklin Strategic Income Fund, Class R6	118,070	1,081,526
iShares TIPS Bond ETF	3,417	374,777
		4,974,500
Foreign Equity 34.7%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	112,645	2,911,873
[a,b]Franklin India Growth Fund, Class R6	217,777	2,654,704
[a]Franklin International Growth Fund, Class R6	232,448	2,487,198
[a]Franklin International Small Cap Growth Fund, Class R6	394,471	7,325,331
[a]Franklin Mutual International Fund, Class R6	392,077	5,555,735
iShares Core MSCI Emerging Markets ETF	141,397	5,569,628
iShares Global Infrastructure ETF	42,236	1,518,384
[a]Templeton Foreign Fund, Class R6	393,283	2,469,818
[a]Templeton Frontier Markets Fund, Class R6	175,264	1,828,002
WisdomTree Japan Hedged Equity ETF (Japan)	49,090	2,458,427
		34,779,100
Foreign Fixed Income 4.8%
[a]Franklin Emerging Market Debt Opportunities Fund	61,982	605,568
[a]Templeton Global Total Return Fund, Class R6	365,436	4,198,860
		4,804,428
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $95,544,312)		97,771,352

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $1,797,437) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,797,437	$1,797,437
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $97,341,749) 99.3%		99,568,789
Other Assets, less Liabilities 0.7%		738,652
Net Assets 100.0%		$100,307,441

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

128 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2040 Retirement Target Fund
	Year Ended December 31,
	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18	0.24	0.11
Net realized and unrealized gains (losses)	(0.40)	0.39	1.18
Total from investment operations.	(0.22)	0.63	1.29
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.15)	(0.18)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.30)	(0.24)	(0.10)
Net asset value, end of year	$11.06	$11.58	$11.19

Total return[f]	(1.94)%	5.67%	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.40%	3.25%	33.48%
Expenses net of waiver and payments by affiliates[h]	0.32%	0.35%	0.25%
Net investment income[d]	1.41%	2.37%	1.98%

Supplemental data
Net assets, end of year (000’s)	$8,177	$2,891	$672
Portfolio turnover rate	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.76% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.52	$11.15	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.11	0.17	0.08
Net realized and unrealized gains (losses)	(0.41)	0.39	1.16
Total from investment operations.	(0.30)	0.56	1.24
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.10)	(0.13)	(0.09)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.25)	(0.19)	(0.09)
Net asset value, end of year	$10.97	$11.52	$11.15

Total return[f]	(2.66)%	5.03%	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	2.13%	3.95%	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%
Net investment income[d]	0.68%	1.67%	1.18%

Supplemental data
Net assets, end of year (000’s)	$1,988	$747	$60
Portfolio turnover rate	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.76% for the year ended December 31, 2015.

130 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.17	0.20	0.07
Net realized and unrealized gains (losses)	(0.41)	0.41	1.21
Total from investment operations.	(0.24)	0.61	1.28
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.14)	(0.16)	(0.09)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.29)	(0.22)	(0.09)
Net asset value, end of year	$11.05	$11.58	$11.19

Total return[f]	(2.14)%	5.48%	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.63%	3.45%	33.78%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%
Net investment income[d]	1.18%	2.17%	1.68%

Supplemental data
Net assets, end of year (000’s)	$1,009	$37	$11
Portfolio turnover rate	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.76% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.19	0.33	0.10
Net realized and unrealized gains (losses)	(0.37)	0.35	1.20
Total from investment operations.	(0.18)	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.18)	(0.21)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.33)	(0.27)	(0.10)
Net asset value, end of year	$11.10	$11.61	$11.20

Total return[f]	(1.62)%	6.13%	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.82%	2.55%	33.68%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%
Net investment income[d]	1.73%	2.72%	2.23%

Supplemental data
Net assets, end of year (000’s)	$12,037	$10,154	$11
Portfolio turnover rate	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.76% for the year ended December 31, 2015.

132 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.40	0.20	0.10
Net realized and unrealized gains (losses)	(0.59)	0.48	1.20
Total from investment operations.	(0.19)	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.18)	(0.21)	(0.10)
Net realized gains	(0.15)	(0.06)	(—)[e]
Total distributions	(0.33)	(0.27)	(0.10)
Net asset value, end of year	$11.09	$11.61	$11.20

Total return[f]	(1.72)%	6.08%	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.13%	2.95%	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%
Net investment income[d]	1.68%	2.67%	2.18%

Supplemental data
Net assets, end of year (000’s)	$121	$23	$23
Portfolio turnover rate	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.76% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2040 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.0%
Alternative Strategies 7.8%
[a]Franklin K2 Alternative Strategies Fund, Class R6	132,349	$1,409,514
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	71,199	414,378
		1,823,892
Domestic Equity 46.1%
Financial Select Sector SPDR ETF	26,133	621,443
[a,b]Franklin DynaTech Fund, Class R6	38,175	1,913,719
[a]Franklin Focused Core Equity Fund, Class R6	159,881	2,201,562
[a]Franklin Growth Fund, Class R6	29,956	2,197,875
[a,b]Franklin Growth Opportunities Fund, Class R6	33,112	1,134,738
[a]Franklin Real Estate Securities Fund, Class R6	10,950	246,587
[a]Franklin Rising Dividends Fund, Class R6	20,858	994,698
[a,b]Franklin Small Cap Growth Fund, Class R6	33,319	608,737
[a]Franklin Utilities Fund, Class R6	25,517	396,030
iShares S&P 500 Value ETF	4,996	442,296
		10,757,685
Domestic Fixed Income 4.1%
[a]Franklin Low Duration Total Return Fund, Class R6	64,464	630,459
[a]Franklin Short Duration U.S. Government ETF	391	38,328
[a]Franklin Strategic Income Fund, Class R6	23,405	214,388
iShares TIPS Bond ETF	657	72,060
		955,235
Foreign Equity 35.0%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	25,089	648,551
[a,b]Franklin India Growth Fund, Class R6	55,065	671,240
[a]Franklin International Growth Fund, Class R6	56,072	599,971
[a]Franklin International Small Cap Growth Fund, Class R6	99,132	1,840,873
[a]Franklin Mutual International Fund, Class R6	100,048	1,417,674
iShares Core MSCI Emerging Markets ETF	27,539	1,084,761
iShares Global Infrastructure ETF	6,842	245,970
[a]Templeton Foreign Fund, Class R6	98,787	620,383
[a]Templeton Frontier Markets Fund, Class R6	45,472	474,269
WisdomTree Japan Hedged Equity ETF (Japan)	11,090	555,387
		8,159,079
Foreign Fixed Income 4.0%
[a]Franklin Emerging Market Debt Opportunities Fund	11,720	114,506
[a]Templeton Global Total Return Fund, Class R6	71,403	820,418
		934,924
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $23,844,640)		22,630,815

134 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $421,022) 1.8%
Money Market Funds 1.8%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	421,022	$421,022
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $24,265,662) 98.8%		23,051,837
Other Assets, less Liabilities 1.2%		281,310
Net Assets 100.0%		$23,333,147

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2045 Retirement Target Fund
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.70	$12.88	$10.92	$10.01	$10.44
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.20	0.13	0.15	0.15
Net realized and unrealized gains (losses)	(0.42)	0.43	2.36	0.91	(0.44)
Total from investment operations	(0.26)	0.63	2.49	1.06	(0.29)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.17)	(0.22)	(0.15)	(0.15)	(0.14)
Net realized gains	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.69)	(0.81)	(0.53)	(0.15)	(0.14)
Net asset value, end of year.	$11.75	$12.70	$12.88	$10.92	$10.01

Total return[d]	(2.17)%	4.94%	23.07%	10.61%	(2.81)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.01%	1.11%	1.16%	1.05%	1.30%
Expenses net of waiver and payments by affiliates[e]	0.33%	0.35%	0.38%	0.45%	0.45%
Net investment income[c]	1.26%	1.57%	1.08%	1.41%	1.43%

Supplemental data
Net assets, end of year (000’s)	$38,444	$34,259	$27,991	$20,765	$14,762
Portfolio turnover rate	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

136 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.42	$12.63	$10.73	$9.84	$10.28
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.11	0.04	0.07	0.07
Net realized and unrealized gains (losses)	(0.40)	0.41	2.31	0.90	(0.43)
Total from investment operations	(0.33)	0.52	2.35	0.97	(0.36)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.09)	(0.14)	(0.07)	(0.08)	(0.08)
Net realized gains	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.61)	(0.73)	(0.45)	(0.08)	(0.08)
Net asset value, end of year.	$11.48	$12.42	$12.63	$10.73	$9.84

Total return[d]	(2.82)%	4.15%	22.20%	9.85%	(3.54)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.73%	1.81%	1.86%	1.74%	2.00%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.08%	1.14%	1.15%
Net investment income[c]	0.54%	0.87%	0.38%	0.72%	0.73%

Supplemental data
Net assets, end of year (000’s)	$12,850	$11,785	$9,484	$6,680	$5,869
Portfolio turnover rate	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.66	$12.82	$10.88	$9.99	$10.42
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.14	0.10	0.16	0.12
Net realized and unrealized gains (losses)	(0.42)	0.47	2.35	0.87	(0.43)
Total from investment operations	(0.28)	0.61	2.45	1.03	(0.31)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.15)	(0.18)	(0.13)	(0.14)	(0.12)
Net realized gains	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.67)	(0.77)	(0.51)	(0.14)	(0.12)
Net asset value, end of year.	$11.71	$12.66	$12.82	$10.88	$9.99

Total return	(2.35)%	4.75%	22.76%	10.35%	(3.01)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.23%	1.31%	1.36%	1.25%	1.50%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.58%	0.65%	0.65%
Net investment income[c]	1.04%	1.37%	0.88%	1.21%	1.23%

Supplemental data
Net assets, end of year (000’s)	$4,327	$3,474	$4,564	$3,336	$860
Portfolio turnover rate	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

138 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.77	$12.95	$11.67
Income from investment operations[b]:
Net investment income[c,d]	0.21	0.33	0.60
Net realized and unrealized gains (losses)	(0.42)	0.35	1.24
Total from investment operations.	(0.21)	0.68	1.84
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.21)	(0.27)	(0.18)
Net realized gains	(0.52)	(0.59)	(0.38)
Total distributions	(0.73)	(0.86)	(0.56)
Net asset value, end of year	$11.83	$12.77	$12.95

Total return[e]	(1.77)%	5.24%	16.08%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.45%	0.51%	0.60%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%
Net investment income[d]	1.59%	1.92%	1.46%

Supplemental data
Net assets, end of year (000’s)	$10,975	$8,987	$1,718
Portfolio turnover rate	34.07%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.76	$12.94	$10.96	$10.05	$10.48
Income from investment operations[a]:
Net investment income[b,c]	0.13	0.24	0.17	0.16	0.17
Net realized and unrealized gains (losses)	(0.34)	0.43	2.37	0.93	(0.44)
Total from investment operations	(0.21)	0.67	2.54	1.09	(0.27)
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.20)	(0.26)	(0.18)	(0.18)	(0.16)
Net realized gains	(0.52)	(0.59)	(0.38)	—	—
Total distributions	(0.72)	(0.85)	(0.56)	(0.18)	(0.16)
Net asset value, end of year.	$11.83	$12.76	$12.94	$10.96	$10.05

Total return	(1.82)%	5.20%	23.48%	10.86%	(2.55)%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.73%	0.81%	0.86%	0.75%	1.00%
Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.08%	0.15%	0.15%
Net investment income[c]	1.54%	1.87%	1.38%	1.71%	1.73%

Supplemental data
Net assets, end of year (000’s)	$532	$1,576	$1,188	$709	$642
Portfolio turnover rate	34.07%	65.20%	44.44%	32.47%	34.66%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

140 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2045 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 7.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	380,208	$4,049,216
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	218,352	1,270,808
		5,320,024
Domestic Equity 46.3%
Financial Select Sector SPDR ETF	93,915	2,233,299
[a,b]Franklin DynaTech Fund, Class R6	107,343	5,381,095
[a]Franklin Focused Core Equity Fund, Class R6	452,173	6,226,427
[a]Franklin Growth Fund, Class R6	83,938	6,158,549
[a,b]Franklin Growth Opportunities Fund, Class R6	75,558	2,589,375
[a]Franklin Real Estate Securities Fund, Class R6	27,146	611,324
[a]Franklin Rising Dividends Fund, Class R6	74,450	3,550,502
[a,b]Franklin Small Cap Growth Fund, Class R6	96,796	1,768,457
[a]Franklin Utilities Fund, Class R6	77,662	1,205,307
iShares S&P 500 Value ETF	15,046	1,332,023
		31,056,358
Domestic Fixed Income 3.4%
[a]Franklin Low Duration Total Return Fund, Class R6	147,850	1,445,974
[a]Franklin Short Duration U.S. Government ETF	1,539	150,864
[a]Franklin Strategic Income Fund, Class R6	50,839	465,686
iShares TIPS Bond ETF	1,754	192,379
		2,254,903
Foreign Equity 36.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	75,255	1,945,342
[a,b]Franklin India Growth Fund, Class R6	163,417	1,992,055
[a]Franklin International Growth Fund, Class R6	164,614	1,761,375
[a]Franklin International Small Cap Growth Fund, Class R6	283,445	5,263,572
[a]Franklin Mutual International Fund, Class R6	283,581	4,018,336
iShares Core MSCI Emerging Markets ETF	86,219	3,396,166
iShares Global Infrastructure ETF	29,875	1,074,006
[a]Templeton Foreign Fund, Class R6	342,585	2,151,433
[a]Templeton Frontier Markets Fund, Class R6	123,389	1,286,943
WisdomTree Japan Hedged Equity ETF (Japan)	32,727	1,638,968
		24,528,196
Foreign Fixed Income 3.1%
[a]Franklin Emerging Market Debt Opportunities Fund	26,493	258,838
[a]Templeton Global Total Return Fund, Class R6	160,673	1,846,139
		2,104,977
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $63,709,877)		65,264,458

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $1,463,464) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,463,464	$1,463,464
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $65,173,341) 99.4%		66,727,922
Other Assets, less Liabilities 0.6%		399,940
Net Assets 100.0%		$67,127,862

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

142 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2050 Retirement Target Fund
	Year Ended December 31,
	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.62	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.22	0.22	0.10
Net realized and unrealized gains (losses)	(0.41)	0.43	1.21
Total from investment operations.	(0.19)	0.65	1.31
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.16)	(0.18)	(0.10)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.32)	(0.24)	(0.10)
Net asset value, end of year	$11.11	$11.62	$11.21

Total return[e]	(1.76)%	5.80%	13.14%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.82%	4.12%	34.22%
Expenses net of waiver and payments by affiliates[g]	0.32%	0.35%	0.23%
Net investment income[d]	1.47%	2.21%	1.88%

Supplemental data
Net assets, end of year (000’s)	$6,762	$2,318	$512
Portfolio turnover rate	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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The accompanying notes are an integral part of these financial statements. | Annual Report 143

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.56	$11.18	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.07	0.15	0.09
Net realized and unrealized gains (losses)	(0.33)	0.42	1.18
Total from investment operations.	(0.26)	0.57	1.27
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.07)	(0.13)	(0.09)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.23)	(0.19)	(0.09)
Net asset value, end of year	$11.07	$11.56	$11.18

Total return[e]	(2.40)%	5.03%	12.82%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	2.55%	4.82%	35.04%
Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%
Net investment income[d]	0.74%	1.51%	1.06%

Supplemental data
Net assets, end of year (000’s)	$1,921	$943	$82
Portfolio turnover rate	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

144 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.63	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16	0.18	0.06
Net realized and unrealized gains (losses)	(0.37)	0.45	1.24
Total from investment operations.	(0.21)	0.63	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.14)	(0.15)	(0.09)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.30)	(0.21)	(0.09)
Net asset value, end of year	$11.12	$11.63	$11.21

Total return[e]	(1.98)%	5.67%	13.02%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	2.05%	4.32%	34.54%
Expenses net of waiver and payments by affiliates[g]	0.55%	0.55%	0.55%
Net investment income[d]	1.24%	2.01%	1.56%

Supplemental data
Net assets, end of year (000’s)	$747	$33	$11
Portfolio turnover rate	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.65	$11.23	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.19	0.32	0.09
Net realized and unrealized gains (losses)	(0.34)	0.37	1.25
Total from investment operations.	(0.15)	0.69	1.34
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.18)	(0.21)	(0.11)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.34)	(0.27)	(0.11)
Net asset value, end of year	$11.16	$11.65	$11.23

Total return[e]	(1.39)%	6.16%	13.39%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.01%	3.22%	34.36%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%
Net investment income[d]	1.79%	2.56%	2.11%

Supplemental data
Net assets, end of year (000’s)	$8,012	$6,348	$11
Portfolio turnover rate	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

146 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Year Ended December 31,
	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.65	$11.22	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18	0.23	0.10
Net realized and unrealized gains (losses)	(0.33)	0.47	1.23
Total from investment operations.	(0.15)	0.70	1.33
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange
traded funds	(0.18)	(0.21)	(0.11)
Net realized gains	(0.16)	(0.06)	—
Total distributions	(0.34)	(0.27)	(0.11)
Net asset value, end of year	$11.16	$11.65	$11.22

Total return[e]	(1.43)%	6.22%	13.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.55%	3.82%	34.04%
Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%
Net investment income[d]	1.74%	2.51%	2.06%

Supplemental data
Net assets, end of year (000’s)	$394	$327	$75
Portfolio turnover rate	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.75% for the year ended December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2050 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.5%
Alternative Strategies 8.1%
[a]Franklin K2 Alternative Strategies Fund, Class R6	102,765	$1,094,445
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	59,183	344,447
		1,438,892
Domestic Equity 47.5%
Financial Select Sector SPDR ETF	19,191	456,362
[a,b]Franklin DynaTech Fund, Class R6	31,167	1,562,377
[a]Franklin Focused Core Equity Fund, Class R6	131,416	1,809,598
[a]Franklin Growth Fund, Class R6	24,141	1,771,223
[a,b]Franklin Growth Opportunities Fund, Class R6	21,940	751,878
[a]Franklin Real Estate Securities Fund, Class R6	7,357	165,678
[a]Franklin Rising Dividends Fund, Class R6	18,488	881,680
[a,b]Franklin Small Cap Growth Fund, Class R6	21,573	394,145
[a]Franklin Utilities Fund, Class R6	21,212	329,209
iShares S&P 500 Value ETF	3,945	349,251
		8,471,401
Domestic Fixed Income 2.9%
[a]Franklin Low Duration Total Return Fund, Class R6	34,168	334,165
[a]Franklin Short Duration U.S. Government ETF	272	26,663
[a]Franklin Strategic Income Fund, Class R6	12,467	114,198
iShares TIPS Bond ETF	456	50,014
		525,040
Foreign Equity 36.3%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	19,462	503,093
[a,b]Franklin India Growth Fund, Class R6	39,057	476,100
[a]Franklin International Growth Fund, Class R6	36,159	386,901
[a]Franklin International Small Cap Growth Fund, Class R6	80,852	1,501,414
[a]Franklin Mutual International Fund, Class R6	81,652	1,157,003
iShares Core MSCI Emerging Markets ETF	22,016	867,210
iShares Global Infrastructure ETF	5,443	195,676
[a]Templeton Foreign Fund, Class R6	100,954	633,990
[a]Templeton Frontier Markets Fund, Class R6	34,892	363,918
WisdomTree Japan Hedged Equity ETF (Japan)	7,818	391,526
		6,476,831
Foreign Fixed Income 2.7%
[a]Franklin Emerging Market Debt Opportunities Fund	5,743	56,107
[a]Templeton Global Total Return Fund, Class R6	36,550	419,963
		476,070
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $18,134,572)		17,388,234

148 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $310,796) 1.7%
Money Market Funds 1.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	310,796	$310,796
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $18,445,368) 99.2%		17,699,030
Other Assets, less Liabilities 0.8%		138,028
Net Assets 100.0%		$17,837,058

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2055 Retirement Target Fund
Year Ended
December 31,
2015 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16
Net realized and unrealized gains (losses)	(0.70)
Total from investment operations	(0.54)
Less distributions from net investment income.	(0.12)
Net asset value,end of period	$9.34

Total return[e]	(5.40)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	9.66%[h]
Expenses net of waiver and payments by affiliates[g]	0.19%
Net investment income[d]	2.62%

Supplemental data
Net assets,end of period(000’s)	$1,817
Portfolio turnover rate	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.78% for the year ended December 31, 2015.
hRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

150 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Year Ended
December 31,
2015 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.24
Net realized and unrealized gains (losses)	(0.84)
Total from investment operations	(0.60)
Less distributions from net investment income.	(0.10)
Net asset value,end of period	$9.30

Total return[e]	(5.99)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	10.52%[h]
Expenses net of waiver and payments by affiliates[g]	1.05%
Net investment income[d]	1.76%

Supplemental data
Net assets,end of period(000’s)	$172
Portfolio turnover rate	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.78% for the year ended December 31, 2015.
hRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Year Ended
December 31,
2015 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.18
Net realized and unrealized gains (losses)	(0.74)
Total from investment operations	(0.56)
Less distributions from net investment income.	(0.11)
Net asset value,end of period	$9.33

Total return[e]	(5.61)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	9.98%[h]
Expenses net of waiver and payments by affiliates[g]	0.51%
Net investment income[d]	2.30%

Supplemental data
Netassets,endofperiod(000’s)	$41
Portfolio turnover rate	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.78% for the year ended December 31, 2015.
hRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

152 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Year Ended
December 31,
2015 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.32
Net realized and unrealized gains (losses)	(0.85)
Total from investment operations	(0.53)
Less distributions from net investment income.	(0.13)
Net asset value,end of period	$9.34

Total return[e]	(5.33)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	10.04%[h]
Expenses net of waiver and payments by affiliates[g]	—%
Net investment income[d]	2.81%

Supplemental data
Net assets,end of period(000’s)	$92
Portfolio turnover rate	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.78% for the year ended December 31, 2015.
hRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Year Ended
December 31,
2015 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10
Net realized and unrealized gains (losses)	(0.63)
Total from investment operations	(0.53)
Less distributions from net investment income.	(0.12)
Net asset value,end of period	$9.35

Total return[e]	(5.37)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	9.52%[h]
Expenses net of waiver and payments by affiliates[g]	0.05%
Net investment income[d]	2.76%

Supplemental data
Net assets,end of period(000’s)	$11
Portfolio turnover rate	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.78% for the year ended December 31, 2015.
hRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

154 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2015

Franklin LifeSmart 2055 Retirement Target Fund
	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.9%
Alternative Strategies 8.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	12,896	$137,348
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	7,205	41,932
		179,280
Domestic Equity 48.6%
Financial Select Sector SPDR ETF	1,551	36,883
[a,b]Franklin DynaTech Fund, Class R6	3,991	200,077
[a]Franklin Focused Core Equity Fund, Class R6	15,642	215,396
[a]Franklin Growth Fund, Class R6	3,057	224,279
[a,b]Franklin Growth Opportunities Fund, Class R6	2,804	96,097
[a]Franklin Real Estate Securities Fund, Class R6	988	22,243
[a]Franklin Rising Dividends Fund, Class R6	2,377	113,346
[a,b]Franklin Small Cap Growth Fund, Class R6	2,768	50,566
[a]Franklin Utilities Fund, Class R6	2,725	42,300
iShares S&P 500 Value ETF	396	35,058
		1,036,245
Domestic Fixed Income 2.5%
[a]Franklin Low Duration Total Return Fund, Class R6	3,475	33,983
[a]Franklin Short Duration U.S. Government ETF	20	1,960
[a]Franklin Strategic Income Fund, Class R6	1,454	13,317
iShares TIPS Bond ETF	36	3,948
		53,208
Foreign Equity 35.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	2,002	51,752
[a,b]Franklin India Growth Fund, Class R6	4,630	56,441
[a]Franklin International Growth Fund, Class R6	4,533	48,499
[a]Franklin International Small Cap Growth Fund, Class R6	10,517	195,308
[a]Franklin Mutual International Fund, Class R6	8,791	124,567
iShares Core MSCI Emerging Markets ETF	1,949	76,771
iShares Global Infrastructure ETF	497	17,867
[a]Templeton Foreign Fund, Class R6	13,160	82,646
[a]Templeton Frontier Markets Fund, Class R6	4,280	44,638
WisdomTree Japan Hedged Equity ETF (Japan)	981	49,128
		747,617
Foreign Fixed Income 2.3%
[a]Franklin Emerging Market Debt Opportunities Fund	563	5,500
[a]Templeton Global Total Return Fund, Class R6	3,855	44,294
		49,794
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,134,589)		2,066,144

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Shares	Value
Short Term Investments (Cost $32,449) 1.5%
Money Market Funds 1.5%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	32,449	$32,449
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,167,038) 98.4%		2,098,593
Other Assets, less Liabilities 1.6%.		33,763
Net Assets 100.0%		$2,132,356

See Abbreviations on page 194.

aSee Note 3f regarding investments in Underlying Funds.
bNon-income producing.

156 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2015

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$69,159,858	$31,920,812	$101,420,954	$28,759,410
Cost - Exchange traded funds.	10,370,640	4,932,681	22,145,408	4,666,493
Total cost of investments	$79,530,498	$36,853,493	$123,566,362	$33,425,903
Value - Underlying Funds (Note 3f)	$67,649,305	$30,565,783	$104,878,226	$27,229,945
Value - Exchange traded funds	10,079,858	4,739,510	21,118,006	4,464,388
Total value of investments	77,729,163	35,305,293	125,996,232	31,694,333
Receivables:
Capital shares sold	290,708	112,918	739,735	328,039
Dividends.	2,103	382	1,288	193
Affiliates	111,517	—	11,998	—
Other assets	6	2	10	—
Total assets	78,133,497	35,418,595	126,749,263	32,022,565
Liabilities:
Payables:
Capital shares redeemed	413,498	19,121	189,626	8,320
Asset allocation fees	—	7,458	—	6,226
Distribution fees	59,885	19,467	84,527	12,849
Transfer agent fees	3,955	—	5,430	—
Professional fees	127,369	22,017	22,582	21,981
Reports to shareholders	9,528	3,223	12,321	3,509
Affiliates	—	1,673	—	—
Accrued expenses and other liabilities.	192	16	254	16
Total liabilities	614,427	72,975	314,740	52,901
Net assets, at value	$77,519,070	$35,345,620	$126,434,523	$31,969,664
Net assets consist of:
Paid-incapital	$79,827,124	$37,188,129	$123,042,689	$33,577,675
Undistributed net investment income	72,590	24,099	151,955	19,060
Net unrealized appreciation (depreciation)	(1,801,335)	(1,548,200)	2,429,870	(1,731,570)
Accumulated net realized gain (loss)	(579,309)	(318,408)	810,009	104,499
Net assets, at value	$77,519,070	$35,345,620	$126,434,523	$31,969,664

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$44,823,486	$19,894,930	$72,625,395	$13,631,208
Shares outstanding.	4,159,748	1,874,691	6,345,794	1,244,492
Net asset value per share[a]	$10.78	$10.61	$11.44	$10.95
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$11.44	$11.26	$12.14	$11.62
Class C:
Net assets, at value	$20,857,901	$5,220,841	$29,424,697	$4,124,059
Shares outstanding.	1,956,772	494,628	2,610,625	379,808
Net asset value and maximum offering price per
share[a]	$10.66	$10.56	$11.27	$10.86
Class R:
Net assets, at value	$4,129,747	$3,188,950	$6,061,845	$870,376
Shares outstanding.	384,605	301,120	531,909	79,592
Net asset value and maximum offering price per
share.	$10.74	$10.59	$11.40	$10.94
Class R6:
Net assets, at value	$6,827,788	$6,751,261	$17,128,898	$13,040,583
Shares outstanding.	630,939	634,811	1,492,962	1,186,889
Net asset value and maximum offering price per
share.	$10.82	$10.64	$11.47	$10.99
Advisor Class:
Net assets, at value	$880,148	$289,638	$1,193,688	$303,438
Shares outstanding.	81,418	27,238	104,129	27,641
Net asset value and maximum offering price per
share.	$10.81	$10.63	$11.46	$10.98

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

158 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$78,278,009	$20,408,116	$52,755,973	$15,486,933
Cost - Exchange traded funds.	19,063,740	3,857,546	12,417,368	2,958,435
Total cost of investments	$97,341,749	$24,265,662	$65,173,341	$18,445,368
Value - Underlying Funds (Note 3f)	$81,435,268	$19,381,369	$54,915,739	$14,885,898
Value - Exchange traded funds	18,133,521	3,670,468	11,812,183	2,813,132
Total value of investments	99,568,789	23,051,837	66,727,922	17,699,030
Receivables:
Capital shares sold	903,119	328,978	535,036	203,992
Dividends.	624	71	280	50
Affiliates	15,080	—	23,258	—
Other assets	7	—	6	—
Total assets	100,487,619	23,380,886	67,286,502	17,903,072
Liabilities:
Payables:
Capital shares redeemed	86,424	6,626	84,919	27,307
Assetallocationfees	—	4,885	—	3,833
Distribution fees	60,008	7,198	41,407	6,949
Professional fees	22,349	21,958	22,190	22,012
Reports to shareholders	11,209	3,408	10,033	3,925
Affiliates	—	3,609	—	1,988
Accrued expenses and other liabilities.	188	55	91	—
Total liabilities	180,178	47,739	158,640	66,014
Net assets, at value	$100,307,441	$23,333,147	$67,127,862	$17,837,058
Net assets consist of:
Paid-incapital	$96,750,654	$24,458,770	$64,729,626	$18,652,864
Undistributed net investment income	35,154	7,408	21,338	5,526
Net unrealized appreciation (depreciation)	2,227,040	(1,213,825)	1,554,581	(746,338)
Accumulated net realized gain (loss)	1,294,593	80,794	822,317	(74,994)
Net assets, at value	$100,307,441	$23,333,147	$67,127,862	$17,837,058

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$53,700,703	$8,176,892	$38,443,850	$6,762,479
Shares outstanding.	4,558,977	739,095	3,270,624	608,417
Net asset value per share[a]	$11.78	$11.06	$11.75	$11.11
Maximum offering price per share (net asset value
per share ÷ 94.25%)	$12.50	$11.73	$12.47	$11.79
Class C:
Net assets, at value	$19,952,529	$1,988,387	$12,849,947	$1,920,879
Shares outstanding.	1,728,704	181,246	1,119,155	173,582
Net asset value and maximum offering price per
share[a]	$11.54	$10.97	$11.48	$11.07
Class R:
Net assets, at value	$4,688,149	$1,009,338	$4,327,172	$747,036
Shares outstanding.	398,292	91,315	369,488	67,188
Net asset value and maximum offering price per
share.	$11.77	$11.05	$11.71	$11.12
Class R6:
Net assets, at value	$20,244,121	$12,037,250	$10,974,698	$8,012,473
Shares outstanding.	1,707,907	1,084,665	927,938	718,162
Net asset value and maximum offering price per
share.	$11.85	$11.10	$11.83	$11.16
Advisor Class:
Net assets, at value	$1,721,939	$121,280	$532,195	$394,191
Shares outstanding.	145,146	10,932	44,984	35,326
Net asset value and maximum offering price per
share.	$11.86	$11.09	$11.83	$11.16

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

160 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015

Franklin
LifeSmart
2055 Retirement
Target Fund
Assets:
Cost - Underlying Funds (Note 3f)	$1,881,149
Cost - Exchange traded funds	285,889
Total cost of investments	$2,167,038
Value - Underlying Funds (Note 3f)	$1,827,186
Value - Exchange traded funds.	271,407
Total value of investments	2,098,593
Cash	31
Receivables:
Capital shares sold	1,098
Dividends	4
Affiliates	27,240
Offiering costs	35,216
Total assets	2,162,182
Liabilities:
Payables:
Capital shares redeemed	2,428
Distribution fees	233
Professional fees	25,814
Reports to shareholders	1,308
Accrued expenses and other liabilities	43
Total liabilities	29,826
Net assets, at value	$2,132,356
Net assets consist of:
Paid-incapital	$2,237,943
Undistributed net investment income	2,615
Net unrealized appreciation (depreciation)	(68,445)
Accumulated net realized gain (loss)	(39,757)
Net assets, at value	$2,132,356

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2015

Franklin
LifeSmart
2055 Retirement
Target Fund
Class A:
Net assets,at value	$1,816,611
Shares outstanding	194,492
Net asset value per share[a]	$9.34
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.91
Class C:
Net assets,at value	$172,038
Shares outstanding	18,492
Net asset value and maximum offering price per share[a]	$9.30
Class R:
Net assets,at value	$40,505
Shares outstanding	4,342
Net asset value and maximum offering price per share	$9.33
Class R6:
Net assets,at value	$92,369
Shares outstanding	9,889
Net asset value and maximum offering price per share	$9.34
Advisor Class:
Net assets,at value	$10,833
Shares outstanding	1,159
Net asset value and maximum offering price per share	$9.35

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

162 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2015

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$1,823,346	$530,414	$1,828,641	$393,954
Exchange traded funds	272,012	94,017	493,800	94,870
Total investment income	2,095,358	624,431	2,322,441	488,824
Expenses:
Asset allocation fees(Note3a)	201,814	65,545	314,615	65,098
Distribution fees: (Note 3c)
Class A	132,800	36,957	200,889	26,650
Class C	216,080	41,331	296,028	29,428
Class R	17,819	5,189	28,915	3,007
Transfer agent fees: (Note 3e)
Class A	53,486	16,525	97,162	21,245
Class C	24,650	5,061	40,107	6,409
Class R	4,045	1,271	7,806	1,310
Class R6	184	194	229	174
Advisor Class	2,468	294	4,346	363
Custodian fees (Note 4)	73	34	255	287
Reports to shareholders	17,613	6,067	27,346	10,366
Registration and filing fees	72,734	73,848	74,753	72,280
Professional fees	131,065	25,082	26,366	25,239
Trustees’ fees and expenses	582	—	880	—
Other	4,191	3,700	4,478	3,765
Total expenses	879,604	281,098	1,124,175	265,621
Expense reductions (Note 4)	—	(9)	—	(8)
Expenses waived/paid by affiliates (Note 3f
and 3g)	(475,608)	(188,142)	(542,978)	(199,779)
Net expenses	403,996	92,947	581,197	65,834
Net investment income.	1,691,362	531,484	1,741,244	422,990
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	205,223	(495,985)	1,566,606	(138,216)
Exchange traded funds	277,272	(83,463)	1,064,117	(47,363)
Realized gain distributions:
Underlying Funds (Note 3f)	403,395	331,971	1,420,581	393,666
Exchange traded funds	53,117	31,937	145,856	32,037
Net realized gain(loss)	939,007	(215,540)	4,197,160	240,124
Net change in unrealized appreciation
(depreciation) on investments	(4,926,874)	(1,337,865)	(8,838,517)	(1,488,443)
Net realized and unrealized gain(loss)	(3,987,867)	(1,553,405)	(4,641,357)	(1,248,319)
Net increase (decrease) in net assets resulting from
operations	$(2,296,505)	$(1,021,921)	$(2,900,113)	$(825,329)

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The accompanying notes are an integral part of these financial statements. | Annual Report 163

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the year ended December 31, 2015

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$1,232,903	$258,161	$782,963	$204,689
Exchange traded funds	410,117	75,543	261,307	56,408
Total investment income	1,643,020	333,704	1,044,270	261,097
Expenses:
Asset allocation fees(Note3a)	251,665	48,088	164,204	36,495
Distribution fees: (Note 3c)
Class A	150,160	16,266	104,582	11,520
Class C	207,230	13,051	127,038	18,931
Class R	25,189	3,240	19,791	2,898
Transfer agent fees: (Note 3e)
Class A	95,904	18,356	103,948	23,154
Class C	36,947	4,041	35,324	10,374
Class R	8,981	2,007	10,941	3,177
Class R6	156	206	188	196
Advisor Class	5,291	106	4,027	2,064
Custodian fees (Note 4)	166	28	108	21
Reports to shareholders	26,701	9,793	24,479	11,004
Registration and filing fees.	72,257	70,044	78,722	70,091
Professional fees	26,089	25,272	26,347	25,238
Trustees’ fees and expenses	703	—	456	—
Other	4,350	3,760	4,060	3,674
Total expenses	911,789	214,258	704,215	218,837
Expense reductions (Note 4)	—	(6)	—	—
Expenses waived/paid by affiliates (Note 3f
and 3g)	(487,937)	(177,737)	(424,990)	(181,924)
Net expenses	423,852	36,515	279,225	36,913
Net investment income.	1,219,168	297,189	765,045	224,184
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	1,488,146	(124,536)	1,099,886	(230,457)
Exchange traded funds	857,040	(54,188)	576,004	(32,119)
Realized gain distributions:
Underlying Funds (Note 3f)	1,306,543	308,262	915,075	255,521
Exchange traded funds	125,426	28,284	83,641	20,196
Net realized gain (loss)	3,777,155	157,822	2,674,606	13,141
Net change in unrealized appreciation
(depreciation) on investments	(7,340,573)	(1,035,503)	(5,121,273)	(685,003)
Net realized and unrealized gain(loss)	(3,563,418)	(877,681)	(2,446,667)	(671,862)
Net increase (decrease) in net assets resulting from
operations	$(2,344,250)	$(580,492)	$(1,681,622)	$(447,678)

164 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the year ended December 31, 2015

Franklin
LifeSmart
2055 Retirement
Target Fund[a]
Investment income:
Dividends:
Underlying Funds (Note 3f)	$21,873
Exchange traded funds	4,348
Total investment income	26,221
Expenses:
Asset allocation fees(Note3a)	2,333
Distribution fees: (Note 3c)
Class A	1,228
Class C	332
Class R	58
Transfer agent fees: (Note 3e)
Class A	1,980
Class C	76
Class R	29
Class R6	132
Advisor Class	26
Reports to shareholders	3,546
Registration and filing fees.	4,150
Professional fees	28,790
Amortization of offering costs (Note 1d)	70,433
Other	812
Total expenses	113,925
Expenses waived/paid by affiliates (Note 3f and 3g)	(111,846)
Net expenses	2,079
Net investment income.	24,142
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	(61,852)
Exchange traded funds	(6,953)
Realized gain distributions:
Underlying Funds (Note 3f)	29,945
Exchange traded funds	2,470
Net realized gain (loss)	(36,390)
Net change in unrealized appreciation (depreciation) on investments	(68,445)
Net realized and unrealized gain(loss)	(104,835)
Net increase (decrease) in net assets resulting from operations	$(80,693)

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart 2015		Franklin LifeSmart 2020
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$1,691,362	$2,327,715	$531,484	$314,434
Netrealizedgain(loss)	939,007	4,250,438	(215,540)	223,246
Net change in unrealized appreciation (depreciation) on
investments	(4,926,874)	(4,540,828)	(1,337,865)	(308,049)
Net increase (decrease) in net assets resulting from operations .	(2,296,505)	2,037,325	(1,021,921)	229,631
Distributions to shareholders from:
Net investment income:
Class A	(1,088,067)	(1,534,945)	(308,653)	(154,362)
Class C	(354,116)	(544,147)	(56,340)	(46,024)
Class R	(84,165)	(87,705)	(35,792)	(1,539)
Class R6	(165,835)	(183,415)	(142,677)	(148,729)
Advisor Class	(51,057)	(78,086)	(5,439)	(2,386)
Net realized gains:
Class A	(1,353,620)	(2,272,543)	(126,473)	(23,052)
Class C	(628,392)	(1,021,897)	(40,392)	(9,327)
Class R	(115,856)	(139,550)	(5,233)	(96)
Class R6	(182,595)	(252,497)	(66,359)	(85)
Advisor Class	(53,460)	(106,864)	(2,113)	(99)
Total distributions to shareholders	(4,077,163)	(6,221,649)	(789,471)	(385,699)
Capital share transactions: (Note 2)
Class A	385,147	6,170,569	13,683,152	5,113,177
Class C	1,382,661	1,876,090	2,900,298	2,358,837
Class R	1,629,413	693,679	3,204,773	70,138
Class R6	601,890	6,393,005	(295,625)	7,507,430
Advisor Class	(1,147,815)	(185,970)	206,408	59,654
Total capital share transactions	2,851,296	14,947,373	19,699,006	15,109,236
Net increase (decrease) in net assets	(3,522,372)	10,763,049	17,887,614	14,953,168
Net assets:
Beginning of year.	81,041,442	70,278,393	17,458,006	2,504,838
Endof year	$77,519,070	$81,041,442	$35,345,620	$17,458,006
Undistributed net investment income included in net assets:
Endof year	$72,590	$72,541	$24,099	$3,171

166 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income.	$1,741,244	$1,991,177	$422,990	$269,376
Netrealizedgain(loss)	4,197,160	6,825,214	240,124	324,712
Net change in unrealized appreciation (depreciation) on
investments	(8,838,517)	(4,675,189)	(1,488,443)	(297,002)
Net increase (decrease) in net assets resulting from
operations	(2,900,113)	4,141,202	(825,329)	297,086
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(1,146,660)	(1,441,714)	(190,865)	(78,129)
Class C	(262,640)	(434,794)	(37,061)	(25,790)
Class R	(84,102)	(105,712)	(10,882)	(654)
Class R6	(304,913)	(250,682)	(213,369)	(215,145)
Advisor Class	(43,678)	(68,643)	(4,843)	(1,769)
Net realized gains:
Class A	(2,902,737)	(3,469,793)	(128,435)	(18,775)
Class C	(1,205,749)	(1,505,335)	(38,391)	(5,210)
Class R	(238,635)	(279,799)	(10,438)	(156)
Class R6	(643,001)	(484,097)	(164,477)	(7,475)
Advisor Class	(93,048)	(146,176)	(1,397)	(495)
Total distributions to shareholders.	(6,925,163)	(8,186,745)	(800,158)	(353,598)
Capital share transactions: (Note 2)
Class A	10,373,548	11,229,371	9,308,260	3,759,369
Class C	3,020,435	4,410,269	2,381,848	1,816,743
Class R	1,179,900	694,943	890,825	—
Class R6	4,346,437	12,323,031	1,563,335	12,169,466
Advisor Class	(1,412,243)	419,109	212,537	16,324
Total capital share transactions	17,508,077	29,076,723	14,356,805	17,761,902
Net increase (decrease) in net assets	7,682,801	25,031,180	12,731,318	17,705,390
Net assets:
Beginning of year	118,751,722	93,720,542	19,238,346	1,532,956
Endof year	$126,434,523	$118,751,722	$31,969,664	$19,238,346
Undistributed net investment income included in net assets:
End of year	$151,955	$73,935	$19,060	$7,071

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$1,219,168	$1,315,548	$297,189	$165,052
Netrealizedgain(loss)	3,777,155	4,614,128	157,822	257,493
Net change in unrealized appreciation (depreciation) on
investments	(7,340,573)	(2,514,544)	(1,035,503)	(215,383)
Net increase (decrease) in net assets resulting from
operations	(2,344,250)	3,415,132	(580,492)	207,162
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(798,331)	(895,972)	(108,840)	(42,238)
Class C	(154,515)	(236,163)	(17,560)	(7,930)
Class R	(58,053)	(72,060)	(12,373)	(489)
Class R6	(362,034)	(338,158)	(188,924)	(152,975)
Advisor Class	(30,069)	(44,614)	(1,878)	(417)
Net realized gains:
Class A	(2,031,863)	(2,136,291)	(82,422)	(7,502)
Class C	(785,148)	(871,981)	(16,073)	(2,598)
Class R	(184,958)	(200,136)	(8,186)	(117)
Class R6	(713,641)	(483,256)	(146,303)	(1,609)
Advisor Class	(99,950)	(93,256)	(328)	(115)
Total distributions to shareholders	(5,218,562)	(5,371,887)	(582,887)	(215,990)
Capital share transactions: (Note 2)
Class A	7,462,279	8,560,687	5,731,645	2,184,069
Class C	1,490,589	3,455,375	1,337,877	677,225
Class R	438,177	562,243	1,013,215	25,470
Class R6	5,456,474	14,399,417	2,459,595	10,197,181
Advisor Class	(226,869)	405,419	102,036	(535)
Total capital share transactions	14,620,650	27,383,141	10,644,368	13,083,410
Net increase (decrease) in net assets	7,057,838	25,426,386	9,480,989	13,074,582
Net assets:
Beginning of year	93,249,603	67,823,217	13,852,158	777,576
End of year	$100,307,441	$93,249,603	$23,333,147	$13,852,158
Undistributed net investment income included in net assets:
End of year	$35,154	$60,259	$7,408	$2,348

168 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$765,045	$771,302	$224,184	$116,813
Netrealizedgain(loss)	2,674,606	3,226,523	13,141	179,275
Net change in unrealized appreciation (depreciation) on investments .	(5,121,273)	(1,699,413)	(685,003)	(100,101)
Net increase (decrease) in net assets resulting from operations	(1,681,622)	2,298,412	(447,678)	195,987
Distributions to shareholders from:
Net investment income and short term gains received from Underlying
Funds and exchange traded funds:
Class A	(544,273)	(573,874)	(95,084)	(33,806)
Class C	(96,180)	(128,295)	(11,718)	(10,280)
Class R	(53,546)	(46,475)	(8,954)	(427)
Class R6	(187,956)	(177,480)	(129,036)	(96,340)
Advisor Class	(9,105)	(32,068)	(6,199)	(5,638)
Net realized gains:
Class A	(1,584,955)	(1,473,826)	(55,180)	(8,447)
Class C	(547,282)	(526,372)	(23,832)	(3,776)
Class R	(171,688)	(179,450)	(8,578)	(105)
Class R6	(432,871)	(284,880)	(97,907)	(9,214)
Advisor Class	(42,264)	(68,278)	(5,059)	(1,645)
Total distributions to shareholders	(3,670,120)	(3,490,998)	(441,547)	(169,678)
Capital share transactions: (Note 2)
Class A	7,216,077	6,825,898	4,788,596	1,768,589
Class C	2,112,034	2,521,308	1,084,549	846,022
Class R	1,195,580	(1,071,543)	764,197	21,467
Class R6	2,844,341	7,635,222	2,034,275	6,371,333
Advisor Class	(969,173)	417,920	84,988	243,508
Total capital share transactions	12,398,859	16,328,805	8,756,605	9,250,919
Net increase (decrease) in net assets	7,047,117	15,136,219	7,867,380	9,277,228
Net assets:
Beginning of year	60,080,745	44,944,526	9,969,678	692,450
End of year	$67,127,862	$60,080,745	$17,837,058	$9,969,678
Undistributed net investment income included in net assets:
End of year	$21,338	$37,376	$5,526	$2,798

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The accompanying notes are an integral part of these financial statements. | Annual Report 169

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin LifeSmart 2055
Retirement Target Fund
Year Ended December 31,
2015 [a]
Increase (decrease) in net assets:
Operations:
Net investment income	$24,142
Net realized gain (loss)	(36,390)
Net change in unrealized appreciation (depreciation) on investments	(68,445)
Net increase (decrease) in net assets resulting from operations	(80,693)
Distributions to shareholders from:
Net investment income:
Class A	(22,241)
Class C	(1,725)
Class R	(430)
Class R6	(1,096)
Advisor Class.	(188)
Total distributions to shareholders	(25,680)
Capital share transactions: (Note 2)
Class A	1,916,233
Class C	175,801
Class R	41,177
Class R6	94,760
Advisor Class.	10,758
Total capital share transactions	2,238,729
Net increase (decrease) in net assets	2,132,356
Net assets:
End of period	$2,132,356
Undistributed net investment income included in net assets:
End of period	$2,615

aFor the period May 1, 2015 (commencement of operations) to Decemeber 31, 2015.

170 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective May 1, 2015, the Trust began offering shares of Franklin LifeSmart 2055 Retirement Target Fund.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2015, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

2. Shares of Beneficial Interest

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At December 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart 2015		Franklin LifeSmart 2020
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold.	973,153	$11,205,849	1,392,607	$15,612,200
Shares issued in reinvestment of distributions	214,383	2,395,400	39,788	434,025
Shares redeemed	(1,151,060)	(13,216,102)	(213,489)	(2,363,073)
Net increase (decrease)	36,476	$385,147	1,218,906	$13,683,152
Year ended December 31, 2014
Shares sold.	1,138,380	$14,073,557	506,546	$5,673,408
Shares issued in reinvestment of distributions	313,379	3,724,655	15,235	170,546
Shares redeemed	(940,611)	(11,627,643)	(66,096)	(730,777)
Net increase (decrease)	511,148	$6,170,569	455,685	$5,113,177

172 Annual Report

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		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2015		Franklin LifeSmart 2020
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2015
Shares sold.	592,001	$6,765,028	298,398	$3,335,955
Shares issued in reinvestment of distributions	80,147	885,056	8,855	96,732
Shares redeemed	(549,866)	(6,267,423)	(48,748)	(532,389)
Net increase(decrease)	122,282	$1,382,661	258,505	$2,900,298
Year ended December 31, 2014
Shares sold.	469,764	$5,751,377	214,931	$2,379,192
Shares issued in reinvestment of distributions	118,197	1,387,970	4,969	55,351
Shares redeemed	(430,341)	(5,263,257)	(6,734)	(75,706)
Net increase(decrease)	157,620	$1,876,090	213,166	$2,358,837
Class R Shares:
Year ended December 31, 2015
Shares sold.	195,376	$2,265,532	463,394	$5,051,664
Shares issued in reinvestment of distributions	14,948	165,845	3,795	40,748
Shares redeemed	(68,746)	(801,964)	(173,248)	(1,887,639)
Net increase(decrease)	141,578	$1,629,413	293,941	$3,204,773
Year ended December 31, 2014
Shares sold.	124,788	$1,541,001	6,286	$71,371
Shares issued in reinvestment of distributions	14,644	173,814	118	1,322
Shares redeemed	(82,478)	(1,021,136)	(225)	(2,555)
Net increase(decrease)	56,954	$693,679	6,179	$70,138
Class R6 Shares:
Year ended December 31, 2015
Shares sold.	235,799	$2,670,433	178,632	$1,986,882
Shares issued in reinvestment of distributions	9,057	100,098	45	498
Shares redeemed	(186,483)	(2,168,641)	(203,836)	(2,283,005)
Net increase(decrease)	58,373	$601,890	(25,159)	$(295,625)
Year ended December 31, 2014
Shares sold.	810,319	$10,083,538	706,698	$8,046,414
Shares issued in reinvestment of distributions	7,116	84,977	24	264
Shares redeemed	(306,858)	(3,775,510)	(47,752)	(539,248)
Net increase(decrease)	510,577	$6,393,005	658,970	$7,507,430
Advisor Class Shares:
Year ended December 31, 2015
Shares sold.	88,654	$1,049,107	17,899	$200,490
Shares issued in reinvestment of distributions	8,792	100,183	660	7,230
Shares redeemed	(203,369)	(2,297,105)	(120)	(1,312)
Net increase(decrease)	(105,923)	$(1,147,815)	18,439	$206,408
Year ended December 31, 2014
Shares sold.	60,712	$759,764	26,162	$292,957
Shares issued in reinvestment of distributions	14,464	172,492	191	2,131
Shares redeemed	(90,371)	(1,118,226)	(21,541)	(235,434)
Net increase(decrease)	(15,195)	$(185,970)	4,812	$59,654

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold.	1,528,081	$18,880,592	932,809	$10,837,370
Shares issued in reinvestment of distributions	335,147	3,961,975	28,188	319,300
Shares redeemed	(1,006,678)	(12,469,019)	(161,801)	(1,848,410)
Net increase(decrease)	856,550	$10,373,548	799,196	$9,308,260
Year ended December 31, 2014
Shares sold.	1,513,145	$19,494,646	341,737	$3,872,100
Shares issued in reinvestment of distributions	383,827	4,822,448	7,982	91,727
Shares redeemed	(1,015,101)	(13,087,723)	(17,789)	(204,458)
Net increase(decrease)	881,871	$11,229,371	331,930	$3,759,369
Class C Shares:
Year ended December 31, 2015
Shares sold.	602,003	$7,312,275	233,042	$2,659,877
Shares issued in reinvestment of distributions	111,479	1,303,507	6,671	75,452
Shares redeemed	(459,633)	(5,595,347)	(31,328)	(353,481)
Net increase(decrease)	253,849	$3,020,435	208,385	$2,381,848
Year ended December 31, 2014
Shares sold.	601,269	$7,635,270	165,124	$1,879,175
Shares issued in reinvestment of distributions	138,184	1,708,829	2,716	31,001
Shares redeemed	(387,274)	(4,933,830)	(8,337)	(93,433)
Net increase(decrease)	352,179	$4,410,269	159,503	$1,816,743
Class R Shares:
Year ended December 31, 2015
Shares sold.	220,123	$2,709,282	91,080	$1,064,956
Shares issued in reinvestment of distributions	22,236	261,497	1,874	21,320
Shares redeemed	(145,782)	(1,790,879)	(17,524)	(195,451)
Net increase(decrease)	96,577	$1,179,900	75,430	$890,825
Year ended December 31, 2014
Shares sold.	106,302	$1,362,966	3,287	$37,604
Shares issued in reinvestment of distributions	24,165	302,271	51	587
Shares redeemed	(75,290)	(970,294)	(3,433)	(38,191)
Net increase(decrease)	55,177	$694,943	(95)	$—
Class R6 Shares:
Year ended December 31, 2015
Shares sold.	513,098	$6,235,994	283,129	$3,266,625
Shares issued in reinvestment of distributions	28,125	330,182	16	177
Shares redeemed	(178,920)	(2,219,739)	(145,942)	(1,703,467)
Net increase(decrease)	362,303	$4,346,437	137,203	$1,563,335
Year ended December 31, 2014
Shares sold.	1,071,996	$13,927,445	1,124,168	$13,048,653
Shares issued in reinvestment of distributions	15,562	195,828	—	—
Shares redeemed	(139,760)	(1,800,242)	(75,482)	(879,187)
Net increase(decrease)	947,798	$12,323,031	1,048,686	$12,169,466

174 Annual Report

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	FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2015
Shares sold.	209,451	$2,626,182	18,319	$206,738
Shares issued in reinvestment of distributions	10,201	123,266	557	6,239
Shares redeemed	(342,773)	(4,161,691)	(40)	(440)
Net increase(decrease)	(123,121)	$(1,412,243)	18,836	$212,537
Year ended December 31, 2014
Shares sold.	64,856	$843,185	2,199	$25,200
Shares issued in reinvestment of distributions	16,249	204,646	197	2,264
Shares redeemed	(48,334)	(628,722)	(1,001)	(11,140)
Net increase(decrease)	32,771	$419,109	1,395	$16,324

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold	1,076,865	$13,700,625	562,549	$6,582,647
Shares issued in reinvestment of distributions	225,650	2,759,202	16,652	191,262
Shares redeemed	(709,732)	(8,997,548)	(89,668)	(1,042,264)
Net increase(decrease)	592,783	$7,462,279	489,533	$5,731,645
Year ended December 31, 2014
Shares sold	908,083	$11,845,541	205,931	$2,372,454
Shares issued in reinvestment of distributions	231,370	2,968,905	3,843	44,632
Shares redeemed	(480,397)	(6,253,759)	(20,256)	(233,017)
Net increase(decrease)	659,056	$8,560,687	189,518	$2,184,069
Class C Shares:
Year ended December 31, 2015
Shares sold	443,414	$5,544,032	124,228	$1,426,858
Shares issued in reinvestment of distributions	68,829	828,272	2,943	33,633
Shares redeemed	(389,881)	(4,881,715)	(10,742)	(122,614)
Net increase(decrease)	122,362	$1,490,589	116,429	$1,337,877
Year ended December 31, 2014
Shares sold	455,352	$5,807,235	61,797	$704,591
Shares issued in reinvestment of distributions	75,659	952,637	896	10,337
Shares redeemed	(260,511)	(3,304,497)	(3,254)	(37,703)
Net increase(decrease)	270,500	$3,455,375	59,439	$677,225

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2015
Shares sold	235,763	$2,977,376	90,481	$1,040,148
Shares issued in reinvestment of distributions	16,450	201,269	1,771	20,266
Shares redeemed	(215,445)	(2,740,468)	(4,154)	(47,199)
Net increase (decrease)	36,768	$438,177	88,098	$1,013,215
Year ended December 31, 2014
Shares sold	107,368	$1,403,135	2,187	$25,117
Shares issued in reinvestment of distributions	15,491	198,596	33	384
Shares redeemed	(80,077)	(1,039,488)	(3)	(31)
Net increase (decrease)	42,782	$562,243	2,217	$25,470
Class R6 Shares:
Year ended December 31, 2015
Shares sold	602,113	$7,663,347	300,914	$3,530,413
Shares issued in reinvestment of distributions	16,122	195,564	156	1,771
Shares redeemed	(186,031)	(2,402,437)	(91,277)	(1,072,589)
Net increase (decrease)	432,204	$5,456,474	209,793	$2,459,595
Year ended December 31, 2014
Shares sold	1,209,949	$16,125,117	955,439	$11,147,448
Shares issued in reinvestment of distributions	12,998	167,922	16	186
Shares redeemed	(143,165)	(1,893,622)	(81,583)	(950,453)
Net increase (decrease)	1,079,782	$14,399,417	873,872	$10,197,181
Advisor Class Shares:
Year ended December 31, 2015
Shares sold	134,090	$1,764,715	8,985	$102,847
Shares issued in reinvestment of distributions	10,290	128,983	167	1,875
Shares redeemed	(170,297)	(2,120,567)	(225)	(2,686)
Net increase (decrease)	(25,917)	$(226,869)	8,927	$102,036
Year ended December 31, 2014
Shares sold	44,710	$589,527	1,114	$12,924
Shares issued in reinvestment of distributions	10,678	137,870	23	263
Shares redeemed	(24,717)	(321,978)	(1,192)	(13,722)
Net increase (decrease)	30,671	$405,419	(55)	$(535)

176 Annual Report

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		FRANKLIN FUND ALLOCATOR SERIES
		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold.	883,349	$11,288,810	554,153	$6,452,878
Shares issued in reinvestment of distributions	167,732	2,049,189	13,085	150,263
Shares redeemed	(478,747)	(6,121,922)	(158,400)	(1,814,545)
Net increase (decrease)	572,334	$7,216,077	408,838	$4,788,596
Year ended December 31, 2014
Shares sold.	806,549	$10,536,870	155,648	$1,788,729
Shares issued in reinvestment of distributions	154,590	1,987,048	3,193	37,209
Shares redeemed	(436,152)	(5,698,020)	(4,983)	(57,349)
Net increase (decrease)	524,987	$6,825,898	153,858	$1,768,589
Class C Shares:
Year ended December 31, 2015
Shares sold.	325,360	$4,061,846	194,129	$2,242,175
Shares issued in reinvestment of distributions	45,707	547,376	3,048	35,550
Shares redeemed	(200,707)	(2,497,188)	(105,118)	(1,193,176)
Net increase (decrease)	170,360	$2,112,034	92,059	$1,084,549
Year ended December 31, 2014
Shares sold.	314,837	$4,013,365	75,187	$857,385
Shares issued in reinvestment of distributions	42,980	540,685	1,195	13,863
Shares redeemed	(160,167)	(2,032,742)	(2,197)	(25,226)
Net increase (decrease)	197,650	$2,521,308	74,185	$846,022
Class R Shares:
Year ended December 31, 2015
Shares sold.	176,848	$2,243,687	67,880	$803,789
Shares issued in reinvestment of distributions	15,550	189,048	1,488	17,241
Shares redeemed	(97,349)	(1,237,155)	(5,020)	(56,833)
Net increase (decrease)	95,049	$1,195,580	64,348	$764,197
Year ended December 31, 2014
Shares sold.	119,001	$1,543,737	1,813	$21,150
Shares issued in reinvestment of distributions	14,511	186,373	27	317
Shares redeemed	(214,951)	(2,801,653)	—	—
Net increase (decrease)	(81,439)	$(1,071,543)	1,840	$21,467
Class R6 Shares:
Year ended December 31, 2015
Shares sold.	344,636	$4,380,137	291,568	$3,426,061
Shares issued in reinvestment of distributions	12,066	146,695	62	716
Shares redeemed	(132,611)	(1,682,491)	(118,419)	(1,392,502)
Net increase (decrease)	224,091	$2,844,341	173,211	$2,034,275
Year ended December 31, 2014
Shares sold.	674,936	$9,009,240	611,429	$7,162,550
Shares issued in reinvestment of distributions	8,952	115,736	—[a]	1
Shares redeemed	(112,726)	(1,489,754)	(67,478)	(791,218)
Net increase (decrease)	571,162	$7,635,222	543,951	$6,371,333

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2015
Shares sold.	43,019	$559,430	7,432	$87,275
Shares issued in reinvestment of distributions	4,069	51,369	971	11,258
Shares redeemed	(125,572)	(1,579,972)	(1,173)	(13,545)
Net increase(decrease)	(78,484)	$(969,173)	7,230	$84,988
Year ended December 31, 2014
Shares sold.	40,025	$528,680	32,370	$372,509
Shares issued in reinvestment of distributions	7,290	94,198	624	7,284
Shares redeemed	(15,676)	(204,958)	(11,622)	(136,285)
Net increase (decrease)	31,639	$417,920	21,372	$243,508

[a]Rounds to less than 1 share.
	Franklin LifeSmart 2055
	Retirement Target Fund[b]
	Shares	Amount
Class A Shares:
Year ended December 31, 2015
Shares sold	239,222	$2,334,995
Shares issued in reinvestment of distributions	1,127	10,572
Shares redeemed	(45,857)	(429,334)
Net increase (decrease)	194,492	$1,916,233
Class C Shares:
Year ended December 31, 2015
Shares sold	18,474	$175,668
Shares issued in reinvestment of distributions	174	1,624
Shares redeemed	(156)	(1,491)
Net increase (decrease)	18,492	$175,801
Class R Shares:
Year ended December 31, 2015
Shares sold	4,310	$40,876
Shares issued in reinvestment of distributions	34	321
Shares redeemed	(2)	(20)
Net increase (decrease)	4,342	$41,177
Class R6 Shares:
Year ended December 31, 2015
Shares sold	10,115	$96,879
Shares issued in reinvestment of distributions	103	969
Shares redeemed	(329)	(3,088)
Net increase (decrease)	9,889	$94,760

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NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2055
	Retirement Target Fund[b]
	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2015
Shares sold	4,734	$44,866
Shares issued in reinvestment of distributions	7	64
Shares redeemed	(3,582)	(34,172)
Netincrease(decrease)	1,159	$10,758

bFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares, effective August 1, 2015, until further notice and approval by the Board. Prior to August 1, 2015, the Board had set the rate at 0.30% per year for Class A shares.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$21,826	$21,220	$70,309	$28,103
CDSC retained	$7,459	$853	$3,523	$1,154

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$53,747	$18,198	$49,595	$21,515
CDSC retained	$2,541	$673	$2,671	$273

	Franklin
	LifeSmart
	2055 Retirement
	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$3,104
CDSC retained	$7

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

For the year ended December 31, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Transfer agent fees	$45,183	$14,623	$85,032	$17,171

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Transfer agent fees	$84,390	$16,131	$98,575	$27,203

Franklin
LifeSmart
2055 Retirement
Target Fund

Transfer agent fees	$1,790

f. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in Underlying Funds for the year ended December 31, 2015, were as follows:

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross Held at End			at End Investment		Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year

Franklin LifeSmart 2015 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	2,940	—	(2,940)	—	$	—[a] $	—	$186,552		—
Franklin DynaTech Fund, Class R6	43,651	12,776	(4,848)	51,579		2,585,677	—	144,253	[b]	0.08%
Franklin Emerging Market Debt
Opportunities Fund	252,312	57,505	(48,113)	261,704		2,556,850	143,823	(87,001)		0.40%
Franklin Focused Core Equity Fund,
Class R6	140,564	74,132	(16,826)	197,870		2,724,668	20,167	55,558	[b]	1.33%
Franklin Growth Fund, Class R6	45,066	6,776	(14,841)	37,001		2,714,732	30,798	147,376	[b]	0.02%
Franklin Growth Opportunities Fund,
Class R6	45,912	806	(4,088)	42,630		1,460,943	—	35,790	[b]	0.11%
Franklin India Growth Fund, Class R6.	—	77,890	(4,907)	72,983		889,669	—	(3,042)		0.74%
Franklin International Growth Fund,
Class R6	—	65,656	(4,082)	61,574		658,837	3,235	(3,469)		0.15%
Franklin International Small Cap
Growth Fund, Class R6	116,071	14,719	(10,350)	120,440		2,236,571	40,830	53,066	[b]	0.12%
Franklin K2 Alternative Strategies
Fund, Class R6	229,276	231,070	(9,066)	451,280		4,806,132	74,556	15,786	[b]	—[c]

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2015 Retirement
Target Fund (continued)
Franklin Low Duration Total Return
Fund, Class R6	1,480,629	281,363	(309,386)	1,452,606		$14,206,491	$354,224	$(65,427)		0.57%
Franklin Mutual International Fund,
Class R6	131,527	3,950	(11,895)	123,582		1,751,154	20,948	17,989	[b]	0.79%
Franklin Pelagos Commodities
Strategy Fund, Class R6	89,402	168,899	—	258,301		1,503,310	—	—		1.28%
Franklin Real Estate Securities Fund,
Class R6	21,231	317	(6,441)	15,107		340,199	6,786	42,147		0.06%
Franklin Rising Dividends Fund,
Class R6	48,592	1,391	(26,483)	23,500		1,120,735	26,123	508,296	[b]	0.01%
Franklin Short Duration U.S.
Government ETF	—	11,574	—	11,574		1,134,567	10,135	—		—[c]
Franklin Small Cap Growth Fund,
Class R6	39,435	689	(3,555)	36,569		668,119	—	22,921	[b]	0.02%
Franklin Strategic Income Fund,
Class R6	525,202	115,615	(111,537)	529,280		4,848,207	224,126	(97,913)		0.06%
Franklin Utilities Fund, Class R6	66,067	2,351	(39,087)	29,331		455,215	23,078	236,111	[b]	0.01%
Institutional Fiduciary Trust Money
Market Portfolio	1,466,544	23,626,952	(23,514,352)	1,579,144		1,579,144	—	—		0.01%
Templeton China World Fund,
Class R6	15,700	—	(15,700)	—		—[a]	—	96,655		—
Templeton Foreign Fund, Class R6	133,447	2,527	(11,895)	124,079		779,214	15,255	4,944	[b]	0.01%
Templeton Frontier Markets Fund,
Class R6	55,581	4,108	(5,007)	54,682		570,331	43,134	(13,961)		0.17%
Templeton Global Total Return Fund,
Class R6	1,575,696	332,388	(336,410)	1,571,674		18,058,540	786,128	(688,013)		0.27%
Total						$67,649,305	$1,823,346	$608,618
Franklin LifeSmart 2020 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	820	610	(1,430)	—	$	—[a] $ —		$16,027		—
Franklin DynaTech Fund, Class R6	17,226	22,291	(4,999)	34,518		1,730,393	—	38,874	[b]	0.05%
Franklin Emerging Market Debt
Opportunities Fund	27,473	41,445	(9,959)	58,959		576,025	28,688	(18,732)		0.09%
Franklin Focused Core Equity Fund,
Class R6	51,900	127,327	(22,242)	156,985		2,161,682	17,475	16,878	[b]	1.06%
Franklin Growth Fund, Class R6	18,344	20,632	(8,771)	30,205		2,216,163	27,471	65,635	[b]	0.02%
Franklin Growth Opportunities Fund,
Class R6	17,099	22,010	(4,942)	34,167		1,170,913	—	15,424	[b]	0.08%
Franklin India Growth Fund, Class R6.	—	55,090	(6,648)	48,442		590,505	—	(8,682)		0.49%
Franklin International Growth Fund,
Class R6	—	52,639	(6,347)	46,292		495,321	2,657	(6,833)		0.11%
Franklin International Small Cap
Growth Fund, Class R6	48,342	63,922	(14,596)	97,668		1,813,686	36,168	(23,396)[b]		0.10%
Franklin K2 Alternative Strategies
Fund, Class R6	47,376	152,027	—	199,403		2,123,638	32,943	7,336	[b]	0.17%
Franklin Low Duration Total Return
Fund, Class R6	198,426	344,727	(86,071)	457,082		4,470,260	79,798	(17,784)		0.18%

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NOTES TO FINANCIAL STATEMENTS

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)	of Year
Franklin LifeSmart 2020 Retirement
Target Fund (continued)
Franklin Mutual International Fund,
Class R6	48,630	56,057	(13,228)	91,459		$1,295,978	$16,932	$(2,700)[b]	0.59%
Franklin Pelagos Commodities
Strategy Fund, Class R6	18,693	96,658	—	115,351		671,343	—	—	0.57%
Franklin Real Estate Securities Fund,
Class R6	7,284	7,247	(3,790)	10,741		241,892	4,085	3,273	0.04%
Franklin Rising Dividends Fund,
Class R6	17,979	17,481	(16,009)	19,451		927,632	16,990	35,182 [b]	0.01%
Franklin Short Duration U.S.
Government ETF	—	2,100	—	2,100		205,857	1,825	—	0.11%
Franklin Small Cap Growth Fund,
Class R6	13,905	17,896	(4,057)	27,744		506,882	—	2,213 [b]	0.02%
Franklin Strategic Income Fund,
Class R6	70,953	130,796	(28,705)	173,044		1,585,080	52,208	(31,744)	0.02%
Franklin Utilities Fund, Class R6	25,093	23,017	(24,176)	23,934		371,453	14,066	13 [b]	0.01%
Institutional Fiduciary Trust Money
Market Portfolio	369,780	20,900,401	(20,618,998)	651,183		651,183	—	—	—[c]
Templeton China World Fund,
Class R6	5,444	3,034	(8,478)	—		—[a]	—	(29,260)	—
Templeton Foreign Fund, Class R6	49,866	64,147	(14,426)	99,587		625,405	13,368	(29,341)[b]	0.01%
Templeton Frontier Markets Fund,
Class R6	19,701	28,021	(6,031)	41,691		434,833	35,928	(51,794)	0.13%
Templeton Global Total Return Fund,
Class R6	204,752	373,833	(82,531)	496,054		5,699,659	149,812	(144,603)	0.08%
Total						$30,565,783	$530,414	$(164,014)
Franklin LifeSmart 2025 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	8,889	568	(9,457)	—	$	—[a] $ —		$511,209	—
Franklin DynaTech Fund, Class R6	144,889	21,750	(13,988)	152,651		7,652,406	—	187,440 [b]	0.24%
Franklin Emerging Market Debt
Opportunities Fund	134,129	50,978	(7,245)	177,862		1,737,715	81,837	(18,813)	0.27%
Franklin Focused Core Equity Fund,
Class R6	424,331	312,912	(61,622)	675,621		9,303,305	73,034	116,763 [b]	4.55%
Franklin Growth Fund, Class R6	144,269	18,395	(48,505)	114,159		8,375,848	100,807	485,091 [b]	0.07%
Franklin Growth Opportunities Fund,
Class R6	132,232	19,387	(12,686)	138,933		4,761,247	—	90,687 [b]	0.34%
Franklin India Growth Fund, Class R6.	—	252,220	(21,093)	231,127		2,817,437	—	(28,317)	2.36%
Franklin International Growth Fund,
Class R6	—	278,849	(23,316)	255,533		2,734,207	14,239	(21,510)	0.63%
Franklin International Small Cap
Growth Fund, Class R6	390,976	65,903	(38,280)	418,599		7,773,379	150,553	132,750 [b]	0.41%
Franklin K2 Alternative Strategies
Fund, Class R6	323,419	382,342	—	705,761		7,516,356	116,598	25,965 [b]	2.90%
Franklin Low Duration Total Return
Fund, Class R6	776,722	256,728	(40,224)	993,226		9,713,751	197,548	(14,883)	0.39%
Franklin Mutual International Fund,
Class R6	394,960	63,423	(38,353)	420,030		5,951,831	75,526	43,353 [b]	2.70%
Franklin Pelagos Commodities
Strategy Fund, Class R6	126,611	288,033	—	414,644		2,413,225	—	—	2.05%
Franklin Real Estate Securities Fund,
Class R6	62,303	7,436	(20,511)	49,228		1,108,615	21,864	96,073	0.19%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2025 Retirement
Target Fund (continued)
Franklin Rising Dividends Fund,
Class R6	168,340	23,304	(84,788)	106,856		$5,095,946	$108,704	$1,182,395	[b]	0.03%
Franklin Short Duration U.S.
Government ETF	—	7,089	—	7,089		694,915	6,204	—		0.37%
Franklin Small Cap Growth Fund,
Class R6	142,971	21,223	(13,752)	150,442		2,748,579	—	31,224	[b]	0.09%
Franklin Strategic Income Fund,
Class R6	275,210	101,715	(14,809)	362,116		3,316,982	141,767	(21,498)		0.04%
Franklin Utilities Fund, Class R6	206,213	27,066	(129,720)	103,559		1,607,233	78,738	485,074	[b]	0.03%
Institutional Fiduciary Trust Money
Market Portfolio	2,604,862	25,522,685	(26,021,600)	2,105,947		2,105,947	—	—		0.01%
Templeton China World Fund,
Class R6	50,936	3,232	(54,168)	—		—[a]	—	39,204		—
Templeton Foreign Fund, Class R6	364,219	56,442	(34,899)	385,762		2,422,587	50,260	(72,759)[b]		0.04%
Templeton Frontier Markets Fund,
Class R6	159,708	35,436	(16,500)	178,644		1,863,260	149,661	(147,400)		0.54%
Templeton Global Total Return Fund,
Class R6	866,520	326,198	(47,074)	1,145,644		13,163,455	461,301	(114,861)		0.19%
Total						$104,878,226	$1,828,641	$2,987,187
Franklin LifeSmart 2030 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	1,284	1,173	(2,457)	—	$	—[a] $ —		$20,421		—
Franklin DynaTech Fund, Class R6	26,101	26,444	(5,580)	46,965		2,354,354	—	54,977	[b]	0.07%
Franklin Emerging Market Debt
Opportunities Fund	19,359	13,713	(2,771)	30,301		296,041	16,355	(5,091)		0.05%
Franklin Focused Core Equity Fund,
Class R6	69,553	137,391	(17,332)	189,612		2,610,955	19,325	64,571	[b]	1.28%
Franklin Growth Fund, Class R6	26,820	24,367	(13,775)	37,412		2,744,920	30,168	101,148	[b]	0.02%
Franklin Growth Opportunities Fund,
Class R6	23,747	24,175	(5,335)	42,587		1,459,448	—	28,235	[b]	0.11%
Franklin India Growth Fund, Class R6.	—	71,745	—	71,745		874,568	—	—		0.73%
Franklin International Growth Fund,
Class R6	—	75,990	—	75,990		813,095	3,992	—		0.19%
Franklin International Small Cap
Growth Fund, Class R6	70,613	74,317	(15,850)	129,080		2,397,014	43,759	(9,451)[b]		0.13%
Franklin K2 Alternative Strategies
Fund, Class R6	54,954	126,718	—	181,672		1,934,802	30,014	6,684	[b]	0.75%
Franklin Low Duration Total Return
Fund, Class R6	108,099	70,109	(15,449)	162,759		1,591,784	32,204	(1,917)		0.06%
Franklin Mutual International Fund,
Class R6	65,271	68,909	(15,547)	118,633		1,681,024	20,109	29,237	[b]	0.76%
Franklin Pelagos Commodities
Strategy Fund, Class R6	21,427	80,673	—	102,100		594,221	—	—		0.51%
Franklin Real Estate Securities Fund,
Class R6	11,086	8,950	(4,922)	15,114		340,359	5,603	5,735		0.06%
Franklin Rising Dividends Fund,
Class R6	27,448	25,273	(23,140)	29,581		1,410,727	24,274	60,822	[b]	0.01%

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NOTES TO FINANCIAL STATEMENTS

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2030 Retirement
Target Fund (continued)
Franklin Short Duration U.S.
Government ETF	—	1,063	—	1,063		$104,203	$925	$—		0.06%
Franklin Small Cap Growth Fund,
Class R6	25,118	31,251	(5,526)	50,843		928,904	—	18,264	[b]	0.03%
Franklin Strategic Income Fund,
Class R6	40,044	27,757	(5,759)	62,042		568,309	22,884	(3,996)		0.01%
Franklin Utilities Fund, Class R6	35,886	30,349	(35,299)	30,936		480,129	18,002	4,369	[b]	0.01%
Institutional Fiduciary Trust Money
Market Portfolio	276,857	15,046,214	(14,686,321)	636,750		636,750	—	—		—[c]
Templeton China World Fund,
Class R6	9,590	6,213	(15,803)	—		—[a]	—	(47,377)		—
Templeton Foreign Fund, Class R6	68,119	70,409	(15,819)	122,709		770,611	15,086	(15,252)[b]		0.01%
Templeton Frontier Markets Fund,
Class R6	30,174	33,955	(6,673)	57,456		599,262	43,903	(35,650)		0.17%
Templeton Global Total Return Fund,
Class R6	115,462	78,600	(16,650)	177,412		2,038,465	67,351	(20,279)		0.03%
Total						$27,229,945	$393,954	$255,450
Franklin LifeSmart 2035 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	8,872	613	(9,485)	—	$	—[a] $ —		$483,330		—
Franklin DynaTech Fund, Class R6	125,016	30,952	—	155,968		7,818,661	—	183,285	[b]	0.24%
Franklin Emerging Market Debt
Opportunities Fund	67,581	3,517	(9,116)	61,982		605,568	34,501	(17,371)		0.09%
Franklin Focused Core Equity Fund,
Class R6	386,899	262,026	—	648,925		8,935,696	66,139	219,206	[b]	4.38%
Franklin Growth Fund, Class R6	130,286	15,219	(33,829)	111,676		8,193,650	92,954	413,777	[b]	0.07%
Franklin Growth Opportunities Fund,
Class R6	119,254	12,759	—	132,013		4,524,081	—	85,208	[b]	0.33%
Franklin India Growth Fund, Class R6.	—	217,777	—	217,777		2,654,704	—	—		2.22%
Franklin International Growth Fund,
Class R6	—	232,448	—	232,448		2,487,198	12,212	—		0.57%
Franklin International Small Cap
Growth Fund, Class R6	349,232	45,239	—	394,471		7,325,331	133,729	141,623	[b]	0.39%
Franklin K2 Alternative Strategies
Fund, Class R6	267,293	307,335	—	574,628		6,119,787	94,934	21,140	[b]	5.86%
Franklin Low Duration Total Return
Fund, Class R6	360,391	14,918	(50,005)	325,304		3,181,474	78,731	(10,348)		0.13%
Franklin Mutual International Fund,
Class R6	355,335	36,742	—	392,077		5,555,735	66,461	102,224	[b]	2.52%
Franklin Pelagos Commodities
Strategy Fund, Class R6	102,696	225,925	—	328,621		1,912,574	—	—		1.63%
Franklin Real Estate Securities Fund,
Class R6	59,367	4,204	(15,471)	48,100		1,083,214	20,439	78,229		0.19%
Franklin Rising Dividends Fund,
Class R6	159,006	19,559	(69,895)	108,670		5,182,475	104,812	859,218	[b]	0.03%
Franklin Short Duration U.S.
Government ETF	—	3,435	—	3,435		336,723	2,996	—		0.18%
Franklin Small Cap Growth Fund,
Class R6	125,329	11,281	—	136,610		2,495,874	—	46,846	[b]	0.08%
Franklin Strategic Income Fund,
Class R6	130,027	6,151	(18,108)	118,070		1,081,526	59,790	(16,948)		0.01%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2035 Retirement
Target Fund (continued)
Franklin Utilities Fund, Class R6	203,433	21,263	(118,583)	106,113		$1,646,880	$77,158	$334,709	[b]	0.03%
Institutional Fiduciary Trust Money
Market Portfolio	1,512,212	24,201,997	(23,916,772)	1,797,437		1,797,437	—	—		0.01%
Templeton China World Fund,
Class R6	47,246	3,238	(50,484)	—		—[a]	—	(23,275)		—
Templeton Foreign Fund, Class R6	360,354	32,929	—	393,283		2,469,818	48,352	1,310	[b]	0.04%
Templeton Frontier Markets Fund,
Class R6	151,592	23,672	—	175,264		1,828,002	138,253	—		0.53%
Templeton Global Total Return Fund,
Class R6	399,555	22,201	(56,320)	365,436		4,198,860	201,442	(107,474)		0.06%
Total						$81,435,268	$1,232,903	$2,794,689
Franklin LifeSmart 2040 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	1,140	645	(1,785)	—	$	$ —		$17,735		—
Franklin DynaTech Fund, Class R6	21,319	16,856	—	38,175		1,913,719	—	42,994	[b]	0.06%
Franklin Emerging Market Debt
Opportunities Fund	8,863	9,127	(6,270)	11,720		114,506	6,257	(10,259)		0.02%
Franklin Focused Core Equity Fund,
Class R6	59,127	100,754	—	159,881		2,201,562	16,295	54,007	[b]	1.08%
Franklin Growth Fund, Class R6	22,636	15,837	(8,517)	29,956		2,197,875	23,900	63,403	[b]	0.02%
Franklin Growth Opportunities Fund,
Class R6	18,569	14,543	—	33,112		1,134,738	—	21,372	[b]	0.08%
Franklin India Growth Fund, Class R6.	—	55,065	—	55,065		671,240	—	—		0.56%
Franklin International Growth Fund,
Class R6	—	56,072	—	56,072		599,971	2,946	—		0.14%
Franklin International Small Cap
Growth Fund, Class R6	54,504	44,628	—	99,132		1,840,873	33,607	35,591	[b]	0.10%
Franklin K2 Alternative Strategies
Fund, Class R6	35,616	96,733	—	132,349		1,409,514	21,865	4,869	[b]	0.54%
Franklin Low Duration Total Return
Fund, Class R6	50,687	49,692	(35,915)	64,464		630,459	12,967	(6,352)		0.03%
Franklin Mutual International Fund,
Class R6	55,371	44,677	—	100,048		1,417,674	16,959	23,598	[b]	0.64%
Franklin Pelagos Commodities
Strategy Fund, Class R6	14,590	56,609	—	71,199		414,378	—	—		0.35%
Franklin Real Estate Securities Fund,
Class R6	8,374	5,240	(2,664)	10,950		246,587	4,120	1,505		0.04%
Franklin Rising Dividends Fund,
Class R6	21,119	13,245	(13,506)	20,858		994,698	17,970	45,254	[b]	0.01%
Franklin Short Duration U.S.
Government ETF	—	391	—	391		38,328	342	—		0.02%
Franklin Small Cap Growth Fund,
Class R6	18,679	14,640	—	33,319		608,737	—	11,426	[b]	0.02%
Franklin Strategic Income Fund,
Class R6	17,765	18,535	(12,895)	23,405		214,388	8,921	(12,875)		—[c]
Franklin Utilities Fund, Class R6	29,890	17,864	(22,237)	25,517		396,030	15,273	(779)[b]		0.01%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

										% of
										Underlying
	Number of			Number of						Fund Shares
	Shares Held			Shares		Value				Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)		of Year
Franklin LifeSmart 2040 Retirement
Target Fund (continued)
Institutional Fiduciary Trust Money
Market Portfolio	210,816	11,658,234	(11,448,028)	421,022		$421,022	$—	$—		—[c]
Templeton China World Fund,
Class R6	7,515	2,915	(10,430)	—		—[a]	—	(36,432)		—
Templeton Foreign Fund, Class R6	55,339	43,448	—	98,787		620,383	12,145	329	[b]	0.01%
Templeton Frontier Markets Fund,
Class R6	24,038	21,434	—	45,472		474,269	35,869	—		0.14%
Templeton Global Total Return Fund,
Class R6	55,457	56,330	(40,384)	71,403		820,418	28,725	(71,660)		0.01%
Total						$19,381,369	$258,161	$183,726
Franklin LifeSmart 2045 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	5,506	602	(6,108)	—	$	—[a] $ —		$296,943		—
Franklin DynaTech Fund, Class R6	90,584	16,759	—	107,343		5,381,095	—	126,144	[b]	0.17%
Franklin Emerging Market Debt
Opportunities Fund	29,285	1,503	(4,295)	26,493		258,838	14,747	(6,861)		0.04%
Franklin Focused Core Equity Fund,
Class R6	252,084	200,089	—	452,173		6,226,427	46,086	152,744	[b]	3.05%
Franklin Growth Fund, Class R6	90,526	15,452	(22,040)	83,938		6,158,549	69,866	311,687	[b]	0.05%
Franklin Growth Opportunities Fund,
Class R6	64,006	11,552	—	75,558		2,589,375	—	48,769	[b]	0.19%
Franklin India Growth Fund, Class R6.	—	163,417	—	163,417		1,992,055	—	—		0.10%
Franklin International Growth Fund,
Class R6	—	164,614	—	164,614		1,761,375	8,648	—		0.41%
Franklin International Small Cap
Growth Fund, Class R6	235,498	47,947	—	283,445		5,263,572	96,090	101,762	[b]	0.28%
Franklin K2 Alternative Strategies
Fund, Class R6	176,753	203,455	—	380,208		4,049,216	62,814	13,988	[b]	0.33%
Franklin Low Duration Total Return
Fund, Class R6	166,721	6,230	(25,101)	147,850		1,445,974	37,075	(6,777)		0.06%
Franklin Mutual International Fund,
Class R6	236,657	46,924	—	283,581		4,018,336	48,070	71,503	[b]	1.82%
Franklin Pelagos Commodities
Strategy Fund, Class R6	68,635	149,717	—	218,352		1,270,808	—	—		1.08%
Franklin Real Estate Securities Fund,
Class R6	33,767	3,865	(10,486)	27,146		611,324	11,060	62,623		0.11%
Franklin Rising Dividends Fund,
Class R6	113,043	18,555	(57,148)	74,450		3,550,502	74,243	670,715	[b]	0.02%
Franklin Short Duration U.S.
Government ETF	—	1,539	—	1,539		150,864	1,355	—		0.08%
Franklin Small Cap Growth Fund,
Class R6	81,875	14,921	—	96,796		1,768,457	—	33,193	[b]	0.06%
Franklin Strategic Income Fund,
Class R6	56,796	2,785	(8,742)	50,839		465,686	27,066	(10,574)		0.01%
Franklin Utilities Fund, Class R6	136,497	22,807	(81,642)	77,662		1,205,307	53,429	224,209	[b]	0.02%
Institutional Fiduciary Trust Money
Market Portfolio	1,235,172	14,681,027	(14,452,735)	1,463,464		1,463,464	—	—		0.01%
Templeton China World Fund,
Class R6	34,225	2,597	(36,822)	—		—[a]	—	(22,707)		—
Templeton Foreign Fund, Class R6	289,624	52,961	—	342,585		2,151,433	42,119	1,141	[b]	0.03%

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)	of Year
Franklin LifeSmart 2045 Retirement
Target Fund (continued)
Templeton Frontier Markets Fund,
Class R6	98,152	25,237	—	123,389		$1,286,943	$97,332	$—	0.37%
Templeton Global Total Return Fund,
Class R6	178,219	10,063	(27,609)	160,673		1,846,139	92,963	(53,541)	0.03%
Total						$54,915,739	$782,963	$2,014,961
Franklin LifeSmart 2050 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	743	491	(1,234)	—	$	—[a] $ —		$13,532	—
Franklin DynaTech Fund, Class R6	16,095	17,267	(2,195)	31,167		1,562,377	—	30,162 [b]	0.05%
Franklin Emerging Market Debt
Opportunities Fund	4,950	9,024	(8,231)	5,743		56,107	4,133	(6,473)	0.01%
Franklin Focused Core Equity Fund,
Class R6	44,752	95,872	(9,208)	131,416		1,809,598	14,332	26,928 [b]	0.89%
Franklin Growth Fund, Class R6	17,201	15,878	(8,938)	24,141		1,771,223	19,367	37,829 [b]	0.01%
Franklin Growth Opportunities Fund,
Class R6	11,312	12,175	(1,547)	21,940		751,878	—	10,975 [b]	0.05%
Franklin India Growth Fund, Class R6.	—	41,813	(2,756)	39,057		476,100	—	(4,052)	0.40%
Franklin International Growth Fund,
Class R6	—	38,714	(2,555)	36,159		386,901	2,034	(2,988)	0.09%
Franklin International Small Cap
Growth Fund, Class R6	40,969	45,571	(5,688)	80,852		1,501,414	29,338	3,729 [b]	0.08%
Franklin K2 Alternative Strategies
Fund, Class R6	27,330	78,215	(2,780)	102,765		1,094,445	16,978	2,669 [b]	0.42%
Franklin Low Duration Total Return
Fund, Class R6	27,420	56,475	(49,727)	34,168		334,165	8,109	(9,445)	0.01%
Franklin Mutual International Fund,
Class R6	41,571	45,798	(5,717)	81,652		1,157,003	14,651	6,788 [b]	0.52%
Franklin Pelagos Commodities
Strategy Fund, Class R6	11,112	48,071	—	59,183		344,447	—	—	0.29%
Franklin Real Estate Securities Fund,
Class R6	5,570	4,411	(2,624)	7,357		165,678	2,824	1,394	0.03%
Franklin Rising Dividends Fund,
Class R6	16,701	13,554	(11,767)	18,488		881,680	15,091	36,071 [b]	0.01%
Franklin Short Duration U.S.
Government ETF	—	272	—	272		26,663	242	—	0.01%
Franklin Small Cap Growth Fund,
Class R6	10,925	12,167	(1,519)	21,573		394,145	—	3,890 [b]	0.01%
Franklin Strategic Income Fund,
Class R6	10,564	21,038	(19,135)	12,467		114,198	6,408	(15,539)	—[c]
Franklin Utilities Fund, Class R6	22,770	17,409	(18,967)	21,212		329,209	12,172	(2,887)[b]	0.01%
Institutional Fiduciary Trust Money
Market Portfolio	152,864	10,562,417	(10,404,485)	310,796		310,796	—	—	—[c]
Templeton China World Fund,
Class R6	4,093	1,845	(5,938)	—		—[a]	—	(19,044)	—
Templeton Foreign Fund, Class R6	51,863	56,168	(7,077)	100,954		633,990	13,138	(15,581)[b]	0.01%
Templeton Frontier Markets Fund,
Class R6	16,764	20,589	(2,461)	34,892		363,918	27,940	(22,089)	0.11%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)	of Year
Franklin LifeSmart 2050 Retirement
Target Fund (continued)
Templeton Global Total Return Fund,
Class R6	28,662	61,063	(53,175)	36,550		$419,963	$17,932	$(50,805)	0.01%
Total						$14,885,898	$204,689	$25,064
Franklin LifeSmart 2055 Retirement
Target Fund
Franklin Biotechnology Discovery
Fund, Class R6	—	106	(106)	—	$	—[a] $ —		$(2,010)	—
Franklin DynaTech Fund, Class R6	—	5,391	(1,400)	3,991		200,077	—	2,384 [b]	0.01%
Franklin Emerging Market Debt
Opportunities Fund	—	1,028	(465)	563		5,500	398	(232)	—[c]
Franklin Focused Core Equity Fund,
Class R6	—	21,746	(6,104)	15,642		215,396	1,721	(4,750)[b]	0.11%
Franklin Growth Fund, Class R6	—	4,706	(1,649)	3,057		224,279	2,200	1,055 [b]	—[c]
Franklin Growth Opportunities Fund,
Class R6	—	3,785	(981)	2,804		96,097	—	550 [b]	0.01%
Franklin India Growth Fund, Class R6.	—	6,171	(1,541)	4,630		56,441	—	(1,846)	0.05%
Franklin International Growth Fund,
Class R6	—	6,120	(1,587)	4,533		48,499	258	(1,418)	0.01%
Franklin International Small Cap
Growth Fund, Class R6	—	14,194	(3,677)	10,517		195,308	3,865	(95)[b]	0.01%
Franklin K2 Alternative Strategies
Fund, Class R6	—	14,280	(1,384)	12,896		137,348	2,131	65 [b]	0.01%
Franklin Low Duration Total Return
Fund, Class R6	—	6,017	(2,542)	3,475		33,983	592	(410)	—[c]
Franklin Mutual International Fund,
Class R6	—	12,857	(4,066)	8,791		124,567	1,885	(5,762)[b]	0.06%
Franklin Pelagos Commodities
Strategy Fund, Class R6	—	8,552	(1,347)	7,205		41,932	—	(1,790)	0.04%
Franklin Real Estate Securities Fund,
Class R6	—	1,336	(348)	988		22,243	262	(28)	—[c]
Franklin Rising Dividends Fund,
Class R6	—	3,928	(1,551)	2,377		113,346	1,176	8 [b]	—[c]
Franklin Short Duration U.S.
Government ETF	—	20	—	20		1,960	17	—	—[c]
Franklin Small Cap Growth Fund,
Class R6	—	3,738	(970)	2,768		50,566	—	(520)[b]	—[c]
Franklin Strategic Income Fund,
Class R6	—	2,515	(1,061)	1,454		13,317	347	(656)	—[c]
Franklin Utilities Fund, Class R6	—	4,811	(2,086)	2,725		42,300	799	(816)[b]	—[c]
Institutional Fiduciary Trust Money
Market Portfolio	—	1,508,589	(1,476,140)	32,449		32,449	—	—	—[c]
Templeton China World Fund,
Class R6	—	462	(462)	—		—[a]	—	(1,882)	—
Templeton Foreign Fund, Class R6	—	17,740	(4,580)	13,160		82,646	2,044	(5,536)[b]	—[c]
Templeton Frontier Markets Fund,
Class R6	—	5,854	(1,574)	4,280		44,638	3,350	(6,190)	0.01%

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Annual Report

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in Underlying Funds (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2055 Retirement
Target Fund (continued)
Templeton Global Total Return Fund,
Class R6	—	6,688	(2,833)	3,855	$44,294	$828	$(2,028)	—[c]

Total					$1,827,186	$21,873	$(31,907)

aAs of December 31, 2015, no longer held by the fund.
bIncludes realized gain distributions received.
cRounds to less than 0.01%.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2016.

h. Other Affiliated Transactions

At December 31, 2015, Franklin Resources, Inc. owned 43.79% of Franklin LifeSmart 2055 Retirement Target Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2015, the custodian fees were reduced as noted in the Statements of Operations.

190 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

The tax character of distributions paid during the years ended December 31, 2015 and 2014, was as follows:

	Franklin		Franklin		Franklin		Franklin
	LifeSmart		LifeSmart		LifeSmart		LifeSmart
	2015 Retirement		2020 Retirement		2025 Retirement		2030 Retirement
	Target Fund		Target Fund		Target Fund		Target Fund
	2015	2014	2015	2014	2015	2014	2015	2014
Distributions paid
from:
Ordinary income	$1,743,240	$3,294,721	$556,860	$354,209	$1,951,008	$3,260,296	$465,702	$332,616
Long term capital
gain	2,333,923	2,926,928	232,611	31,490	4,974,155	4,926,449	334,456	20,982
	$4,077,163	$6,221,649	$789,471	$385,699	$6,925,163	$8,186,745	$800,158	$353,598

	Franklin		Franklin		Franklin		Franklin
	LifeSmart		LifeSmart		LifeSmart		LifeSmart
	2035 Retirement		2040 Retirement		2045 Retirement		2050 Retirement
	Target Fund		Target Fund		Target Fund		Target Fund
	2015	2014	2015	2014	2015	2014	2015	2014
Distributions paid
from:
Ordinary income	$1,524,783	$2,039,361	$340,288	$204,870	$960,192	$1,294,478	$257,264	$158,953
Long term capital
gain	3,693,779	3,332,526	242,599	11,120	2,709,928	2,196,520	184,283	10,725
	$5,218,562	$5,371,887	$582,887	$215,990	$3,670,120	$3,490,998	$441,547	$169,678

				Franklin
				LifeSmart
				2055 Retirement
				Target Fund
				2015
Distributions paid from:
Ordinary income					$25,680

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NOTES TO FINANCIAL STATEMENTS

5. Income Taxes (continued)

At December 31, 2015, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$80,459,873	$37,384,007	$124,311,523	$33,640,506

Unrealized appreciation	$3,468,444	$254,428	$9,382,930	$292,052
Unrealized depreciation	(6,199,154)	(2,333,142)	(7,698,221)	(2,238,225)
Net unrealized appreciation (depreciation)	$(2,730,710)	$(2,078,714)	$1,684,709	$(1,946,173)

Undistributed ordinary income	$72,590	$24,099	$412,530	$19,056
Undistributed long term capital gains.	350,054	212,106	1,294,577	319,107
Distributable earnings	$422,644	$236,205	$1,707,107	$338,163

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund
Cost of investments	$97,595,752	$24,401,475	$65,338,449	$18,717,739

Unrealized appreciation	$7,572,212	$238,160	$4,977,379	$213,717
Unrealized depreciation	(5,599,175)	(1,587,798)	(3,587,906)	(1,232,426)
Net unrealized appreciation (depreciation)	$1,973,037	$(1,349,638)	$1,389,473	$(1,018,709)

Undistributed ordinary income	$269,535	$7,404	$182,944	$5,524
Undistributed long term capital gains.	1,314,223	216,602	825,821	197,376
Distributable earnings	$1,583,758	$224,006	$1,008,765	$202,900

	Franklin
	LifeSmart
	2055 Retirement
	Target Fund
Cost of investments	$2,224,422

Unrealizedappreciation	$2,225
Unrealized depreciation	(128,054)
Net unrealized appreciation (depreciation)	$(125,829)

Undistributed ordinary income	$2,615
Undistributed long term capital gains.	17,628
Distributable earnings	$20,243

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

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NOTES TO FINANCIAL STATEMENTS

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2015, were as follows:

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Purchases.	$31,432,999	$31,092,657	$57,190,536	$24,503,411
Sales	$30,406,401	$12,130,078	$43,738,236	$11,233,396

	Franklin	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart	LifeSmart
	2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
	Target Fund	Target Fund	Target Fund	Target Fund

Purchases.	$42,336,185	$17,532,006	$30,257,100	$15,046,471
Sales	$33,077,294	$7,737,891	$21,698,002	$6,884,741

	Franklin
	LifeSmart
	2055 Retirement
	Target Fund

Purchases.	$3,267,280
Sales	$1,063,885

7. Upcoming Reposition

On December 3, 2015, the Board approved a proposal to reposition Franklin LifeSmart 2015 Retirement Target Fund, subject to shareholder approval of certain matters. Among other things, the repositioning would involve changing the name of the Fund to Franklin LifeSmart Retirement Income Fund, and modifying the investment goal to the following: The Fund’s investment goal is to seek to make monthly distributions, while preserving the investor’s capital over the long term. In addition, the strategies of the Fund would be modified. Shareholders have or will receive a proxy statement requesting their votes on certain proposals related to the repositioning. If such proposals are approved by the Fund’s shareholders, the repositioning is currently expected to be completed on or about May 1, 2016.

8. Credit Facility

The Funds, except Franklin LifeSmart 2055 Retirement Target Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 12, 2016, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 10, 2017, for a total of $2 billion. The Franklin LifeSmart 2055 Retirement Target Fund began participating in the Global Credit Facility on February 12, 2016.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2015, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipt

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin LifeSmart 2015 Retirement Target Fund, Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 16, 2016

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2015:

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$2,333,923	$232,611	$4,974,155	$334,456

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$3,693,779	$242,599	$2,709,928	$184,283

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2015:

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
2020 Retirement	2025 Retirement	2030 Retirement	2035 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$7,959	$109,015	$8,682	$121,781

Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart
2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund

$10,713	$69,132	$6,274

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2015:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

6.27%	14.38%	19.25%	20.50%

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

23.14%	22.37%	26.18%	24.51%

Franklin LifeSmart
2055 Retirement
Target Fund

23.98%

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TAX INFORMATION (UNAUDITED)

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2015:

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2015 Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$358,004	$216,066	$1,004,716	$254,906

Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart	Franklin LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$961,284	$206,568	$676,414	$171,755

Franklin LifeSmart
2055 Retirement
Target Fund

$17,280

Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2015, the Funds, qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 29, 2015, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2015 Retirement Target Fund
Class A	$0.0043	$0.1819	$0.0096
Class C	$0.0043	$0.1819	$0.0096
Class R	$0.0043	$0.1819	$0.0096
Class R6	$0.0043	$0.1819	$0.0096
AdvisorClass	$0.0043	$0.1819	$0.0096

Franklin LifeSmart 2020 Retirement Target Fund
Class A	$0.0047	$0.1081	$0.0176
Class C	$0.0047	$0.1081	$0.0176
Class R	$0.0047	$0.1081	$0.0176
Class R6	$0.0047	$0.1081	$0.0176
AdvisorClass	$0.0047	$0.1081	$0.0176

Franklin LifeSmart 2025 Retirement Target Fund
Class A	$0.0057	$0.1093	$0.0228
Class C	$0.0057	$0.1093	$0.0228
Class R	$0.0057	$0.1093	$0.0228
Class R6	$0.0057	$0.1093	$0.0228
AdvisorClass	$0.0057	$0.1093	$0.0228

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TAX INFORMATION (UNAUDITED)

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2030 Retirement Target Fund
Class A	$0.0057	$0.0876	$0.0244
Class C	$0.0057	$0.0876	$0.0244
Class R	$0.0057	$0.0876	$0.0244
Class R6	$0.0057	$0.0876	$0.0244
AdvisorClass	$0.0057	$0.0876	$0.0244

Franklin LifeSmart 2035 Retirement Target Fund
Class A	$0.0062	$0.0919	$0.0268
Class C	$0.0062	$0.0919	$0.0268
Class R	$0.0062	$0.0919	$0.0268
Class R6	$0.0062	$0.0919	$0.0268
AdvisorClass	$0.0062	$0.0919	$0.0268

Franklin LifeSmart 2040 Retirement Target Fund
Class A	$0.0060	$0.0777	$0.0270
Class C	$0.0060	$0.0777	$0.0270
Class R	$0.0060	$0.0777	$0.0270
Class R6	$0.0060	$0.0777	$0.0270
AdvisorClass	$0.0060	$0.0777	$0.0270

Franklin LifeSmart 2045 Retirement Target Fund
Class A	$0.0066	$0.0862	$0.0298
Class C	$0.0066	$0.0862	$0.0298
Class R	$0.0066	$0.0862	$0.0298
Class R6	$0.0066	$0.0862	$0.0298
AdvisorClass	$0.0066	$0.0862	$0.0298

Franklin LifeSmart 2050 Retirement Target Fund
Class A	$0.0066	$0.0815	$0.0311
Class C	$0.0066	$0.0815	$0.0311
Class R	$0.0066	$0.0815	$0.0311
Class R6	$0.0066	$0.0815	$0.0311
AdvisorClass	$0.0066	$0.0815	$0.0311

Franklin LifeSmart 2055 Retirement Target Fund
Class A	$0.0060	$0.0658	$0.0291
Class C	$0.0060	$0.0658	$0.0291
Class R	$0.0060	$0.0658	$0.0291
Class R6	$0.0060	$0.0658	$0.0291
AdvisorClass	$0.0060	$0.0658	$0.0291

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

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TAX INFORMATION (UNAUDITED)

By mid-February 2016, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2015. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2015 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	147	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	123	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015-present); director of various companies; and
formerly, Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	147	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium)
				(1999-2015) and H.J. Heinz Company
				(processed foods and allied products)
				(1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	147	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2007	147	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	147	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	123	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	164	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	147	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 44 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President Since 2012		Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and Since 2010		Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President Since 2013		Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton
Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November
San Mateo, CA 94403-1906		2015
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 44 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $336,428 for the fiscal year ended December 31, 2015 and $303,651 for the fiscal year ended December 31, 2014.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2015 and $3,932 for the fiscal year ended December 31, 2014.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $581,561 for the fiscal year ended December 31, 2015 and $155,804 for the fiscal year ended December 31, 2014. The services for which these fees were paid include preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment, and review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $581,561 for the fiscal year ended December 31, 2015 and $159,736 for the fiscal year ended December 31, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2016